UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Multi-Strategy Alternatives Portfolio, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs International Equity Insights Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Trend Driven Allocation Fund, and Goldman Sachs Government Money Market Fund is filed herewith.

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.81%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over Artificial Intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors contributed positively to the Fund’s performance versus the MSCI EAFE Standard Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Market Themes & Trends and then followed by Sentiment Analysis, Fundamental Mispricings and High Quality Business Models.

  Among individual stock positions, the Fund was helped most by overweights to Kongsberg Gruppen, SAP and MS&AD Insurance Group Holdings.

  The overweight in Kongsberg Gruppen, a Norway-based technology company, was driven mostly by our Market Themes & Trends investment theme.

  The Fund’s overweight in Germany-based software company SAP was largely due to our High Quality Business Models investment theme.

  Our Sentiment Analysis and Market Themes & Trends investment themes primarily drove the Fund’s overweight in Japanese insurance company MS&AD Insurance Group Holdings.

  The Fund benefited from its country positioning, with overweights in Germany, France and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the communication services, health care and materials sectors detracted from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Novo Nordisk and Genmab and by an underweight in Recruit Holdings.

  The overweight in Denmark-based pharmaceuticals manufacturer Novo Nordisk was based mainly on our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes drove the Fund’s underweight in Japan-based human resources technology and business solutions provider Recruit Holdings.

  Underweights in Denmark, the U.K. and Israel dampened the Fund’s relative results.

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,105	$9,919
12/16	$9,829	$10,018
12/17	$12,444	$12,526
12/18	$10,418	$10,798
12/19	$12,340	$13,175
12/20	$13,180	$14,205
12/21	$14,784	$15,805
12/22	$12,781	$13,521
12/23	$15,172	$15,987
12/24	$16,102	$16,598

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	6.13%	5.46%	4.88%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,047,674
# of Portfolio Holdings	288
Portfolio Turnover Rate	151%
Total Net Advisory Fees Paid	$828,752

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.2%
Industrials	19.4%
Health Care	12.8%
Information Technology	10.3%
Consumer Discretionary	10.3%
Consumer Staples	7.0%
Materials	6.5%
Communication Services	3.4%
Energy	2.0%
Other	3.1%

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987701-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$109	1.06%

How did the Fund perform and what affected its performance?

For the first three quarters of 2024, the broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks, including the U.S. Federal Reserve, to begin easing monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over Artificial Intelligence capabilities and economic stimulus in China. International equities then fell significantly in the fourth quarter amid trade tariff worries after Trump’s U.S. presidential election victory, recession concerns and political uncertainty, particularly in France and Germany.

Top Contributors to Performance:

  Stock selection in the industrials, financials and information technology sectors contributed positively to the Fund’s performance versus the MSCI EAFE Standard Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Market Themes & Trends and then followed by Sentiment Analysis, Fundamental Mispricings and High Quality Business Models.

  Among individual stock positions, the Fund was helped most by overweights to Kongsberg Gruppen, SAP and MS&AD Insurance Group Holdings.

  The overweight in Kongsberg Gruppen, a Norway-based technology company, was driven mostly by our Market Themes & Trends investment theme.

  The Fund’s overweight in Germany-based software company SAP was largely due to our High Quality Business Models investment theme.

  Our Sentiment Analysis and Market Themes & Trends investment themes primarily drove the Fund’s overweight in Japanese insurance company MS&AD Insurance Group Holdings.

  The Fund benefited from its country positioning, with overweights in Germany, France and Italy contributing most positively.

Top Detractors from Performance:

  Stock selection in the communication services, health care and materials sectors detracted from the Fund’s relative performance.

  The Fund was hampered by overweight positions in Novo Nordisk and Genmab and by an underweight in Recruit Holdings.

  The overweight in Denmark-based pharmaceuticals manufacturer Novo Nordisk was based mainly on our High Quality Business Models and Sentiment Analysis investment themes.

  The Fund was overweight Denmark-based biotechnology firm Genmab primarily because of our Sentiment Analysis investment theme.

  Our Fundamental Mispricings and Market Themes & Trends investment themes drove the Fund’s underweight in Japan-based human resources technology and business solutions provider Recruit Holdings.

  Underweights in Denmark, the U.K. and Israel dampened the Fund’s relative results.

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	MSCI EAFE Index (Net, USD, Unhedged)
1/1/15	$10,000	$10,000
12/15	$10,077	$9,919
12/16	$9,788	$10,018
12/17	$12,353	$12,526
12/18	$10,309	$10,798
12/19	$12,188	$13,175
12/20	$12,985	$14,205
12/21	$14,519	$15,805
12/22	$12,527	$13,521
12/23	$14,835	$15,987
12/24	$15,697	$16,598

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	5.81%	5.19%	4.61%
MSCI EAFE Index (Net, USD, Unhedged)	3.82%	4.72%	5.19%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$98,047,674
# of Portfolio Holdings	288
Portfolio Turnover Rate	151%
Total Net Advisory Fees Paid	$828,752

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.2%
Industrials	19.4%
Health Care	12.8%
Information Technology	10.3%
Consumer Discretionary	10.3%
Consumer Staples	7.0%
Materials	6.5%
Communication Services	3.4%
Energy	2.0%
Other	3.1%

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - International Equity Insights Fund

380987776-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  The Fund outperformed the Russell 1000® Value Index (Russell Index) on a relative basis due primarily to stock selection decisions overall.

  Stock selection in the information technology, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  Relative to the Russell Index, the Fund benefited most from positions in electricity company GE Vernova, semiconductor company Marvell Technology and computer company Dell Technologies.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, benefited the company.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

  An overweight in Dell Technologies added value, as the company delivered strong earnings that reflected strong AI demand with a sustainable growth trajectory to fuel server strength and data storage products. While we continued to like the name, we ultimately decided to take profits and sell the position in favor of what we considered better risk/reward opportunities.

Top Detractors from Performance:

  Sector allocation positioning as a whole detracted, albeit modestly.

  Stock selection in the health care, consumer discretionary and real estate sectors detracted most from the Fund’s relative results.

  Among those companies detracting most from the Fund’s results relative to the Russell Index were positions in insurance company Globe Life, athletic apparel and footwear company Nike and pharmaceuticals company Bristol-Myers Squibb.

  An overweight in Globe Life detracted, as an investigation by the U.S. Department of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its stock price lower. Due to uncertainty and heightened risk, we sold the position.

  An overweight in Nike detracted from results, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  An overweight in Bristol-Myers Squibb dampened results, as investors were disappointed in the performance of its new product launches. Concerns around generic erosion and patent cliffs further hurt, as the market lacked confidence in the company’s ability to effectively innovate. While we continue to monitor the stock, we exited the position and allocated proceeds elsewhere.

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Value Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,559	$9,617	$10,092
12/16	$10,666	$11,285	$11,308
12/17	$11,717	$12,826	$13,761
12/18	$10,725	$11,765	$13,103
12/19	$13,506	$14,888	$17,221
12/20	$14,044	$15,305	$20,831
12/21	$17,433	$19,155	$26,341
12/22	$16,322	$17,711	$21,302
12/23	$18,446	$19,741	$26,953
12/24	$21,600	$22,578	$33,559

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	17.10%	9.83%	8.00%
Russell 1000® Value Index	14.37%	8.67%	8.48%
Russell 1000® Index	24.51%	14.26%	12.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$272,855,436
# of Portfolio Holdings	70
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$1,932,895

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of large-cap companies and to remove the reference to the market capitalization range of a third-party large cap index. This change did not materially impact the market capitalizations of the large-cap companies in which the Fund invests under its 80% investment policy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.2%
Industrials	16.9%
Health Care	16.1%
Information Technology	8.2%
Energy	5.8%
Utilities	5.5%
Consumer Staples	5.4%
Consumer Discretionary	5.3%
Materials	5.1%
Other	7.5%

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987107-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$101	0.93%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  The Fund outperformed the Russell 1000® Value Index (Russell Index) on a relative basis due primarily to stock selection decisions overall.

  Stock selection in the information technology, industrials and communication services sectors contributed most positively to the Fund’s relative results.

  Relative to the Russell Index, the Fund benefited most from positions in electricity company GE Vernova, semiconductor company Marvell Technology and computer company Dell Technologies.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiatives to increase domestic power production, benefited the company.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

  An overweight in Dell Technologies added value, as the company delivered strong earnings that reflected strong AI demand with a sustainable growth trajectory to fuel server strength and data storage products. While we continued to like the name, we ultimately decided to take profits and sell the position in favor of what we considered better risk/reward opportunities.

Top Detractors from Performance:

  Sector allocation positioning as a whole detracted, albeit modestly.

  Stock selection in the health care, consumer discretionary and real estate sectors detracted most from the Fund’s relative results.

  Among those companies detracting most from the Fund’s results relative to the Russell Index were positions in insurance company Globe Life, athletic apparel and footwear company Nike and pharmaceuticals company Bristol-Myers Squibb.

  An overweight in Globe Life detracted, as an investigation by the U.S. Department of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its stock price lower. Due to uncertainty and heightened risk, we sold the position.

  An overweight in Nike detracted from results, as the company struggled to meet its management’s previous outlook on weaker discretionary spending and a realignment of its channel strategy.

  An overweight in Bristol-Myers Squibb dampened results, as investors were disappointed in the performance of its new product launches. Concerns around generic erosion and patent cliffs further hurt, as the market lacked confidence in the company’s ability to effectively innovate. While we continue to monitor the stock, we exited the position and allocated proceeds elsewhere.

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Value Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,542	$9,617	$10,092
12/16	$10,618	$11,285	$11,308
12/17	$11,633	$12,826	$13,761
12/18	$10,619	$11,765	$13,103
12/19	$13,339	$14,888	$17,221
12/20	$13,837	$15,305	$20,831
12/21	$17,149	$19,155	$26,341
12/22	$16,022	$17,711	$21,302
12/23	$18,058	$19,741	$26,953
12/24	$21,090	$22,578	$33,559

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	16.79%	9.59%	7.74%
Russell 1000® Value Index	14.37%	8.67%	8.48%
Russell 1000® Index	24.51%	14.26%	12.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$272,855,436
# of Portfolio Holdings	70
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$1,932,895

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of large-cap companies and to remove the reference to the market capitalization range of a third-party large cap index. This change did not materially impact the market capitalizations of the large-cap companies in which the Fund invests under its 80% investment policy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	24.2%
Industrials	16.9%
Health Care	16.1%
Information Technology	8.2%
Energy	5.8%
Utilities	5.5%
Consumer Staples	5.4%
Consumer Discretionary	5.3%
Materials	5.1%
Other	7.5%

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Large Cap Value Fund

380987677-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.83%

How did the Fund perform and what affected its performance?

#ERROR:This Snippet cannot be shown because it has not been approved.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s results relative to the Russell Midcap® Growth Index (Russell Index).

  Stock selection in information technology, industrials and energy contributed most positively to the Fund’s relative results.

  The Fund was helped most versus the Russell Index by investments in builder of software-based platforms for advertisers AppLovin, electricity company GE Vernova and high performance service and storage solutions developer and manufacturer Super Micro Computer.

  An overweight in AppLovin contributed positively, largely on the back of quarterly earnings results driven by its software business, as its revenue grew significantly. AppLovin has been investing in a new machine learnings model wherein it leverages AI technology to ensure that advertising dollars are being spent in the most optimal instances where campaign returns are high.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

  An underweight in Super Micro Computer added value after the company consistently lacked visibility and clear guidance. Specifically, its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability, which drove its stock lower.

Top Detractors from Performance:

  The Fund generated double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to sector positioning overall.

  Overweights to health care and materials and an underweight to financials hurt most. Weak stock selection in the consumer discretionary, health care and real estate sectors also detracted.

  The Fund’s investments in software and services company Palantir Technologies (Class A), athletic clothing retailer Lululemon Athletica and driver assistance systems developer Mobileye Global (Class A) detracted most from its relative performance.

  An underweight in Palantir Technologies detracted after the company benefited from AI initiatives, such as partnering with Microsoft. Its stock rallied higher after an increase in U.S. commercial revenue that positively surprised the market and contributed to momentum-based sentiment, which drove its stock higher.

  An overweight in Lululemon Athletica hurt, as the company’s stock was pressured by a choppy U.S. consumer environment that led to sales weakness, even as international trends remained steady. This weakness was partially due to the company being unable to fulfill demand for smaller sizes and more colors. While we continue to monitor the name for improvement, we sold the position in favor of what we saw as better risk/reward opportunities.

  An overweight in Mobileye Global detracted after its management trimmed the company’s forward guidance following a deceleration in new product orders and on concerns of international demand challenges. These revised estimates and a difficult competitive landscape led us to exit the position and allocate the proceeds elsewhere.

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Growth Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,480	$9,980	$10,048
12/16	$9,642	$10,712	$11,328
12/17	$12,259	$13,418	$13,722
12/18	$11,748	$12,781	$13,003
12/19	$15,783	$17,314	$17,036
12/20	$22,803	$23,477	$20,595
12/21	$25,460	$26,465	$25,880
12/22	$18,790	$19,394	$20,908
12/23	$22,299	$24,411	$26,336
12/24	$26,866	$29,806	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	20.48%	11.21%	10.38%
Russell Midcap® Growth Index	22.10%	11.46%	11.53%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$64,493,954
# of Portfolio Holdings	77
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid	$505,788

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	26.0%
Industrials	18.7%
Health Care	15.6%
Financials	11.3%
Consumer Discretionary	11.0%
Energy	4.8%
Consumer Staples	4.7%
Communication Services	3.8%
Materials	2.7%
Other	1.4%

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987636-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$108	0.98%

How did the Fund perform and what affected its performance?

#ERROR:This Snippet cannot be shown because it has not been approved.

Top Contributors to Performance:

  Stock selection overall contributed positively to the Fund’s results relative to the Russell Midcap® Growth Index (Russell Index).

  Stock selection in information technology, industrials and energy contributed most positively to the Fund’s relative results.

  The Fund was helped most versus the Russell Index by investments in builder of software-based platforms for advertisers AppLovin, electricity company GE Vernova and high performance service and storage solutions developer and manufacturer Super Micro Computer.

  An overweight in AppLovin contributed positively, largely on the back of quarterly earnings results driven by its software business, as its revenue grew significantly. AppLovin has been investing in a new machine learnings model wherein it leverages AI technology to ensure that advertising dollars are being spent in the most optimal instances where campaign returns are high.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

  An underweight in Super Micro Computer added value after the company consistently lacked visibility and clear guidance. Specifically, its failure to pre-announce earnings and the delayed release of certain financial reports sparked market uncertainty around the company’s accounting practices and reliability, which drove its stock lower.

Top Detractors from Performance:

  The Fund generated double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to sector positioning overall.

  Overweights to health care and materials and an underweight to financials hurt most. Weak stock selection in the consumer discretionary, health care and real estate sectors also detracted.

  The Fund’s investments in software and services company Palantir Technologies (Class A), athletic clothing retailer Lululemon Athletica and driver assistance systems developer Mobileye Global (Class A) detracted most from its relative performance.

  An underweight in Palantir Technologies detracted after the company benefited from AI initiatives, such as partnering with Microsoft. Its stock rallied higher after an increase in U.S. commercial revenue that positively surprised the market and contributed to momentum-based sentiment, which drove its stock higher.

  An overweight in Lululemon Athletica hurt, as the company’s stock was pressured by a choppy U.S. consumer environment that led to sales weakness, even as international trends remained steady. This weakness was partially due to the company being unable to fulfill demand for smaller sizes and more colors. While we continue to monitor the name for improvement, we sold the position in favor of what we saw as better risk/reward opportunities.

  An overweight in Mobileye Global detracted after its management trimmed the company’s forward guidance following a deceleration in new product orders and on concerns of international demand challenges. These revised estimates and a difficult competitive landscape led us to exit the position and allocate the proceeds elsewhere.

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Growth Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,480	$9,980	$10,048
12/16	$9,615	$10,712	$11,328
12/17	$12,203	$13,418	$13,722
12/18	$11,673	$12,781	$13,003
12/19	$15,649	$17,314	$17,036
12/20	$22,583	$23,477	$20,595
12/21	$25,176	$26,465	$25,880
12/22	$18,555	$19,394	$20,908
12/23	$21,978	$24,411	$26,336
12/24	$26,437	$29,806	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	20.29%	11.04%	10.20%
Russell Midcap® Growth Index	22.10%	11.46%	11.53%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$64,493,954
# of Portfolio Holdings	77
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid	$505,788

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	26.0%
Industrials	18.7%
Health Care	15.6%
Financials	11.3%
Consumer Discretionary	11.0%
Energy	4.8%
Consumer Staples	4.7%
Communication Services	3.8%
Materials	2.7%
Other	1.4%

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund

380987719-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.84%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively, albeit modestly, to the Fund’s results relative to the Russell Midcap® Value Index (Russell Index).

  Contributing most positively to the Fund’s relative results was effective stock selection in the industrials, information technology and financials sectors.

  The Fund benefited most relative to the Russell Index from positions in electricity company GE Vernova, airline United Airlines Holdings and semiconductor company Marvell Technology.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

  An overweight in United Airlines Holdings boosted relative results, as the company benefitted from low fuel costs and increased demand for air travel. Following a mid-year slump, its management implemented scaling initiatives that paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

Top Detractors from Performance:

  The Fund generated double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to stock selection decisions overall.

  Detracting most from the Fund’s relative results were the utilities, real estate and materials sectors, wherein stock selection proved especially challenging. An overweight to materials further dampened the Fund’s relative results.

  Detracting from the Fund’s results relative to the Russell Index were positions in specialty materials and chemicals producer Celanese, utility and power generation company AES and insurance company Globe Life.

  An overweight in Celanese detracted, as softening demand in automotive and industrial businesses led the company to miss consensus earnings expectations. As the company made strategic cost-cutting initiatives to navigate this challenging landscape, the market did not react favorably and drove its stock lower.

  An overweight in AES dampened relative performance, as the company’s mixed earnings results weighed on investor sentiment. Also, the U.S. election results raised concerns, as investors viewed the Republican win as negative for clean energy companies due to the potential loss of renewable energy tax credits. Given heightened volatility and near-term uncertainty clouding our investment thesis for AES, we opted to exit the position.

  An overweight in Globe Life detracted, as an investigation by the U.S. Department of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its stock price lower. At the end of the annual period, we continued to believe the company had a strong competitive position within its niche target market and thus held the Fund position.

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell Midcap® Value Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,076	$9,522	$10,048
12/16	$10,304	$11,426	$11,328
12/17	$11,445	$12,951	$13,722
12/18	$10,248	$11,359	$13,003
12/19	$13,479	$14,433	$17,036
12/20	$14,611	$15,149	$20,595
12/21	$19,133	$19,442	$25,880
12/22	$17,221	$17,103	$20,908
12/23	$19,188	$19,277	$26,336
12/24	$21,567	$21,796	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	12.40%	9.85%	7.98%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$449,369,000
# of Portfolio Holdings	98
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid	$3,493,503

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of mid-cap companies and to remove the reference to the market capitalization range of a third-party mid cap index. This change did not materially impact the market capitalizations of the mid-cap companies in which the Fund invests under its 80% investment policy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.8%
Financials	18.8%
Utilities	9.9%
Real Estate	8.6%
Information Technology	8.2%
Materials	8.0%
Energy	7.4%
Consumer Discretionary	6.8%
Health Care	6.3%
Other	7.1%

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987602-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$115	1.08%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Sector allocation positioning overall contributed positively, albeit modestly, to the Fund’s results relative to the Russell Midcap® Value Index (Russell Index).

  Contributing most positively to the Fund’s relative results was effective stock selection in the industrials, information technology and financials sectors.

  The Fund benefited most relative to the Russell Index from positions in electricity company GE Vernova, airline United Airlines Holdings and semiconductor company Marvell Technology.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefitted from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

  An overweight in United Airlines Holdings boosted relative results, as the company benefitted from low fuel costs and increased demand for air travel. Following a mid-year slump, its management implemented scaling initiatives that paved a pathway to revenue traction, improved sentiment and drove its stock higher.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

Top Detractors from Performance:

  The Fund generated double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to stock selection decisions overall.

  Detracting most from the Fund’s relative results were the utilities, real estate and materials sectors, wherein stock selection proved especially challenging. An overweight to materials further dampened the Fund’s relative results.

  Detracting from the Fund’s results relative to the Russell Index were positions in specialty materials and chemicals producer Celanese, utility and power generation company AES and insurance company Globe Life.

  An overweight in Celanese detracted, as softening demand in automotive and industrial businesses led the company to miss consensus earnings expectations. As the company made strategic cost-cutting initiatives to navigate this challenging landscape, the market did not react favorably and drove its stock lower.

  An overweight in AES dampened relative performance, as the company’s mixed earnings results weighed on investor sentiment. Also, the U.S. election results raised concerns, as investors viewed the Republican win as negative for clean energy companies due to the potential loss of renewable energy tax credits. Given heightened volatility and near-term uncertainty clouding our investment thesis for AES, we opted to exit the position.

  An overweight in Globe Life detracted, as an investigation by the U.S. Department of Justice into one of its largest subsidiaries, American Income Life, as well as a research report alleging systematic and widespread fraud at American Income Life, pressured its stock price lower. At the end of the annual period, we continued to believe the company had a strong competitive position within its niche target market and thus held the Fund position.

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell Midcap® Value Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,048	$9,522	$10,048
12/16	$10,250	$11,426	$11,328
12/17	$11,362	$12,951	$13,722
12/18	$10,146	$11,359	$13,003
12/19	$13,308	$14,433	$17,036
12/20	$14,398	$15,149	$20,595
12/21	$18,800	$19,442	$25,880
12/22	$16,877	$17,103	$20,908
12/23	$18,752	$19,277	$26,336
12/24	$21,032	$21,796	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	12.16%	9.57%	7.71%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$449,369,000
# of Portfolio Holdings	98
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid	$3,493,503

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 28, 2024, the Fund changed its 80% investment policy to reflect changes to its definition of mid-cap companies and to remove the reference to the market capitalization range of a third-party mid cap index. This change did not materially impact the market capitalizations of the mid-cap companies in which the Fund invests under its 80% investment policy.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	18.8%
Financials	18.8%
Utilities	9.9%
Real Estate	8.6%
Information Technology	8.2%
Materials	8.0%
Energy	7.4%
Consumer Discretionary	6.8%
Health Care	6.3%
Other	7.1%

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund

380987743-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.81%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024. Small-cap equities underperformed their large-cap counterparts for the year, largely due to concerns around credit conditions and persistent inflationary pressures.

Top Contributors to Performance:

  Stock selection in the industrials, health care and information technology sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Sentiment Analysis and then followed by High Quality Business Models, Market Themes & Trends and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights in Viking Therapeutics, Rocket Lab USA and Super Micro Computer.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme led to the Fund’s overweight in Rocket Lab USA, an aerospace company.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance service and storage solutions, due primarily to our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, real estate and energy sectors detracted from the Fund’s performance on a relative basis.

  Overweight individual stock positions in Coursera, Service Properties Trust and Tidewater hurt the Fund’s relative results most.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in Service Properties Trust, a real estate investment trust that invests in hotels and service-focused retail net lease properties, was mainly driven by our Fundamental Mispricings investment theme.

  Our High Quality Business Models and Sentiment Analysis investment themes were largely responsible for the Fund’s overweight in offshore petroleum services company Tidewater.

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 2000® Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,787	$9,559	$10,048
12/16	$12,058	$11,596	$11,328
12/17	$13,453	$13,295	$13,722
12/18	$12,293	$11,831	$13,003
12/19	$15,347	$14,850	$17,036
12/20	$16,663	$17,815	$20,595
12/21	$20,628	$20,455	$25,880
12/22	$16,630	$16,274	$20,908
12/23	$19,836	$19,029	$26,336
12/24	$23,615	$21,225	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	19.05%	8.99%	8.97%
Russell 2000® Index	11.54%	7.40%	7.81%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$152,624,661
# of Portfolio Holdings	570
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid	$960,392

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to REITs was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.9%
Industrials	16.9%
Health Care	15.4%
Information Technology	13.4%
Consumer Discretionary	10.7%
Real Estate	6.5%
Energy	4.1%
Materials	4.0%
Communication Services	3.7%
Other	4.9%

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987404-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$116	1.06%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024. Small-cap equities underperformed their large-cap counterparts for the year, largely due to concerns around credit conditions and persistent inflationary pressures.

Top Contributors to Performance:

  Stock selection in the industrials, health care and information technology sectors contributed positively to the Fund’s performance versus the Russell 2000® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Sentiment Analysis and then followed by High Quality Business Models, Market Themes & Trends and Fundamental Mispricings.

  Among individual stock positions, the Fund was helped by overweights in Viking Therapeutics, Rocket Lab USA and Super Micro Computer.

  The overweight in Viking Therapeutics, a clinical stage biopharmaceutical company, was largely driven by our Sentiment Analysis, High Quality Business Models and Market Themes & Trends investment themes.

  The Sentiment Analysis investment theme led to the Fund’s overweight in Rocket Lab USA, an aerospace company.

  The Fund was overweight Super Micro Computer, which develops and manufactures high performance service and storage solutions, due primarily to our Sentiment Analysis and High Quality Business Models investment themes.

Top Detractors from Performance:

  Stock selection in the consumer discretionary, real estate and energy sectors detracted from the Fund’s performance on a relative basis.

  Overweight individual stock positions in Coursera, Service Properties Trust and Tidewater hurt the Fund’s relative results most.

  The Fund’s overweight in online learning platform Coursera was mostly the result of our Sentiment Analysis and High Quality Business Models investment themes.

  The overweight in Service Properties Trust, a real estate investment trust that invests in hotels and service-focused retail net lease properties, was mainly driven by our Fundamental Mispricings investment theme.

  Our High Quality Business Models and Sentiment Analysis investment themes were largely responsible for the Fund’s overweight in offshore petroleum services company Tidewater.

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 2000® Index	Russell 3000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,751	$9,559	$10,048
12/16	$11,993	$11,596	$11,328
12/17	$13,338	$13,295	$13,722
12/18	$12,162	$11,831	$13,003
12/19	$15,145	$14,850	$17,036
12/20	$16,411	$17,815	$20,595
12/21	$20,268	$20,455	$25,880
12/22	$16,287	$16,274	$20,908
12/23	$19,374	$19,029	$26,336
12/24	$23,020	$21,225	$32,607

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	18.82%	8.73%	8.69%
Russell 2000® Index	11.54%	7.40%	7.81%
Russell 3000® Index	23.81%	13.85%	12.53%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 3000® Index.

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$152,624,661
# of Portfolio Holdings	570
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid	$960,392

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to REITs was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	18.9%
Industrials	16.9%
Health Care	15.4%
Information Technology	13.4%
Consumer Discretionary	10.7%
Real Estate	6.5%
Energy	4.1%
Materials	4.0%
Communication Services	3.7%
Other	4.9%

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund

380987669-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$84	0.72%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Effective stock selection in the information technology, health care and industrials sectors contributed most positively to the Fund’s results relative to the Russell 1000® Growth Index. Underweights to the industrials and consumer staples sectors also helped.

  Among those stocks the Fund benefited most from relative to the Russell Index were positions in builder of software-based platforms for advertisers AppLovin, semiconductor company Marvell Technology and electricity company GE Vernova.

  An overweight in AppLovin contributed positively, largely on the back of quarterly earnings results driven by its software business, as its revenue grew significantly. AppLovin has been investing in a new machine learnings model wherein it leverages AI technology to ensure that advertising dollars are being spent in the most optimal instances where campaign returns are high.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

Top Detractors from Performance:

  The Fund generated robust double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to sector allocation as a whole. Stock selection decisions overall also detracted, albeit more modestly.

  Detracting most from the Fund’s relative results was underweights in consumer discretionary and communication services and an overweight in materials. Weak stock selection in each of these sectors further dampened results.

  Detracting from the Fund’s results relative to the Russell Index were positions in athletic clothing retailer Lululemon Athletica, electric vehicle maker Tesla and social media conglomerate Meta Platforms (Class A).

  An overweight in Lululemon Athletica, as the company’s stock was pressured by a choppy U.S. consumer environment that led to sales weakness, even as international trends remained steady. This weakness was partially due to the company being unable to fulfill demand for smaller sizes and more colors. While we continue to monitor the name for improvement, we sold the position in favor of what we saw as better risk/reward opportunities.

  An underweight in Tesla detracted, as its share price increased due to stronger than consensus expected vehicle deliveries as well as optimism following the conclusion of the U.S. elections, as investors viewed the Republican win as favorable for Tesla given potential tariffs, deregulation and Elon Musk’s association with incoming President Trump potentially benefiting the company.

  An underweight in Meta Platforms detracted, as its share price increased due to improvements within its advertising business, as the company furthered its AI capabilities, anticipating digital advertising revenue to be a new growth driver and taking market share across the advertisement landscape. Further, the company issued its first quarterly dividend during the annual period.

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Russell 1000® Growth Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,340	$10,567	$10,092
12/16	$10,545	$11,315	$11,308
12/17	$13,778	$14,733	$13,761
12/18	$13,634	$14,511	$13,103
12/19	$18,479	$19,792	$17,221
12/20	$25,965	$27,409	$20,831
12/21	$31,659	$34,974	$26,341
12/22	$21,363	$24,783	$21,302
12/23	$30,323	$35,360	$26,953
12/24	$40,138	$47,156	$33,559

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	32.37%	16.76%	14.90%
Russell 1000® Growth Index	33.36%	18.94%	16.76%
Russell 1000® Index	24.51%	14.26%	12.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$427,188,003
# of Portfolio Holdings	54
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$2,719,991

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to securities of issuers in one or more sectors was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.7%
Consumer Discretionary	11.7%
Health Care	8.3%
Industrials	5.3%
Financials	3.6%
Materials	2.0%
Energy	1.4%
Money Market Instruments	0.7%

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987503-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$113	0.97%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Effective stock selection in the information technology, health care and industrials sectors contributed most positively to the Fund’s results relative to the Russell 1000® Growth Index. Underweights to the industrials and consumer staples sectors also helped.

  Among those stocks the Fund benefited most from relative to the Russell Index were positions in builder of software-based platforms for advertisers AppLovin, semiconductor company Marvell Technology and electricity company GE Vernova.

  An overweight in AppLovin contributed positively, largely on the back of quarterly earnings results driven by its software business, as its revenue grew significantly. AppLovin has been investing in a new machine learnings model wherein it leverages AI technology to ensure that advertising dollars are being spent in the most optimal instances where campaign returns are high.

  An overweight in Marvell Technology contributed positively, as the company drove growth in its AI custom computing and data center capabilities, which caused its stock price to soar.

  An overweight in GE Vernova proved beneficial, as the company poised itself as a leader in the energy transition effort and benefited from AI tailwinds. Heightened demand for power services and equipment, coupled with legislative initiative to increase domestic power production, benefited the company.

Top Detractors from Performance:

  The Fund generated robust double-digit positive absolute returns but underperformed the Russell Index on a relative basis due primarily to sector allocation as a whole. Stock selection decisions overall also detracted, albeit more modestly.

  Detracting most from the Fund’s relative results was underweights in consumer discretionary and communication services and an overweight in materials. Weak stock selection in each of these sectors further dampened results.

  Detracting from the Fund’s results relative to the Russell Index were positions in athletic clothing retailer Lululemon Athletica, electric vehicle maker Tesla and social media conglomerate Meta Platforms (Class A).

  An overweight in Lululemon Athletica, as the company’s stock was pressured by a choppy U.S. consumer environment that led to sales weakness, even as international trends remained steady. This weakness was partially due to the company being unable to fulfill demand for smaller sizes and more colors. While we continue to monitor the name for improvement, we sold the position in favor of what we saw as better risk/reward opportunities.

  An underweight in Tesla detracted, as its share price increased due to stronger than consensus expected vehicle deliveries as well as optimism following the conclusion of the U.S. elections, as investors viewed the Republican win as favorable for Tesla given potential tariffs, deregulation and Elon Musk’s association with incoming President Trump potentially benefiting the company.

  An underweight in Meta Platforms detracted, as its share price increased due to improvements within its advertising business, as the company furthered its AI capabilities, anticipating digital advertising revenue to be a new growth driver and taking market share across the advertisement landscape. Further, the company issued its first quarterly dividend during the annual period.

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Russell 1000® Growth Index	Russell 1000® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$10,314	$10,567	$10,092
12/16	$10,488	$11,315	$11,308
12/17	$13,673	$14,733	$13,761
12/18	$13,492	$14,511	$13,103
12/19	$18,257	$19,792	$17,221
12/20	$25,581	$27,409	$20,831
12/21	$31,096	$34,974	$26,341
12/22	$20,934	$24,783	$21,302
12/23	$29,653	$35,360	$26,953
12/24	$39,168	$47,156	$33,559

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	32.09%	16.47%	14.61%
Russell 1000® Growth Index	33.36%	18.94%	16.76%
Russell 1000® Index	24.51%	14.26%	12.86%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Russell 1000® Index.

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$427,188,003
# of Portfolio Holdings	54
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid	$2,719,991

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 29, 2024, investments related to securities of issuers in one or more sectors was added as a principal risk of the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.7%
Consumer Discretionary	11.7%
Health Care	8.3%
Industrials	5.3%
Financials	3.6%
Materials	2.0%
Energy	1.4%
Money Market Instruments	0.7%

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Strategic Growth Fund

380987750-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	0.56%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Stock selection in the information technology, communication services and financials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Sentiment Analysis and then followed by High Quality Business Models, Fundamental Mispricings and Market Themes & Trends.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Progressive.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The Fund’s overweight in insurance company Progressive was driven mainly by our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in the energy, industrials and consumer staples sectors detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA and overweights in Regeneron Pharmaceuticals and Lear hurt relative performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The Sentiment Analysis investment theme primarily led to the Fund’s overweight in biotechnology company Regeneron Pharmaceuticals.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based mostly on our High Quality Business Models investment theme.

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	S&P 500® Index
1/1/15	$10,000	$10,000
12/15	$9,980	$10,138
12/16	$11,051	$11,351
12/17	$13,711	$13,828
12/18	$12,862	$13,223
12/19	$16,105	$17,386
12/20	$18,931	$20,586
12/21	$24,499	$26,496
12/22	$19,663	$21,697
12/23	$24,344	$27,402
12/24	$31,239	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	28.32%	14.15%	12.05%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$373,449,778
# of Portfolio Holdings	132
Portfolio Turnover Rate	204%
Total Net Advisory Fees Paid	$1,913,424

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	12.6%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.4%
Industrials	7.4%
Consumer Staples	4.6%
Energy	3.3%
Materials	2.9%
Other	3.6%

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987206-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$88	0.77%

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle in September 2024. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports and excitement over artificial intelligence (AI) capabilities across sectors. Following the U.S. presidential election, U.S. equities rallied, as a reduction of market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

Top Contributors to Performance:

  Stock selection in the information technology, communication services and financials sectors contributed positively to the Fund’s performance relative to the S&P 500® Index. To select stocks for the Fund, we use a quantitative model and four investment themes, overweighting or underweighting those chosen by the model.

  Each of our four investment themes contributed positively, led by Sentiment Analysis and then followed by High Quality Business Models, Fundamental Mispricings and Market Themes & Trends.

  Regarding individual stock positions, the Fund benefited from overweights in Dell Technologies, Netflix and Progressive.

  The overweight in Dell Technologies, a provider of hardware, software and service solutions, was based mostly on the High Quality Business Models and Sentiment Analysis investment themes.

  Our High Quality Business Models investment theme was primarily responsible for the Fund’s overweight in Netflix, a subscription video-on-demand streaming service.

  The Fund’s overweight in insurance company Progressive was driven mainly by our High Quality Business Models investment theme.

Top Detractors from Performance:

  Stock selection in the energy, industrials and consumer staples sectors detracted from the Fund’s relative returns.

  Among individual stock positions, an underweight in NVIDIA and overweights in Regeneron Pharmaceuticals and Lear hurt relative performance.

  The Fund’s underweight in NVIDIA, a maker of graphics processing units for gaming and professional markets, was largely the result of our High Quality Business Models and Sentiment Analysis investment themes.

  The Sentiment Analysis investment theme primarily led to the Fund’s overweight in biotechnology company Regeneron Pharmaceuticals.

  The overweight in Lear, which manufactures automotive seating and electrical systems, was based mostly on our High Quality Business Models investment theme.

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	S&P 500® Index
1/1/15	$10,000	$10,000
12/15	$9,959	$10,138
12/16	$11,002	$11,351
12/17	$13,620	$13,828
12/18	$12,754	$13,223
12/19	$15,933	$17,386
12/20	$18,693	$20,586
12/21	$24,135	$26,496
12/22	$19,332	$21,697
12/23	$23,892	$27,402
12/24	$30,582	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	28.00%	13.91%	11.82%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$373,449,778
# of Portfolio Holdings	132
Portfolio Turnover Rate	204%
Total Net Advisory Fees Paid	$1,913,424

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	31.7%
Financials	12.6%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.4%
Industrials	7.4%
Consumer Staples	4.6%
Energy	3.3%
Materials	2.9%
Other	3.6%

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund

380987768-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.22%

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Top Contributors to Performance:

  The Portfolio was helped by its long-term strategic asset allocation, which is the process by which we allocate its assets across underlying asset classes and strategies in a way that considers the risks of each underlying asset class and strategy. During the annual period, the Portfolio’s strategic allocations to equities, fixed income and real estate securities contributed positively.

  Within the medium-term dynamic allocation, the process by which we adjust the Portfolio for changes in the business or economic cycle, the Portfolio benefited from our views that it have increased exposure to U.S. and non-U.S. developed markets equities. Our medium-term dynamic views that the Portfolio have greater exposure to high yield corporate bonds and bank loans further added to results.

  Within the Portfolio’s short-term dynamic allocation, exposure to consumer staples stocks and high yield corporate bonds was advantageous. The short-term dynamic allocation is the implementation of our tactical market views with the goal of improving the Portfolio’s risk-adjusted return.

  Overall, security selection within the Portfolio’s underlying funds contributed positively to results. Most of the equity underlying funds outperformed their respective benchmark indices. In real assets, the Goldman Sachs Global Infrastructure Fund outpaced its benchmark index.

Top Detractors from Performance:

  The Portfolio was hurt by a strategic allocation to alternative risk premia, accomplished through our U.S. interest rate options strategy. The strategy, which seeks to profit if interest rates fall, remain constant or rise less than anticipated, generated negative returns, as U.S. Treasury yields rose during the annual period.

  A strategic allocation to managed futures hampered the Portfolio’s results.

  The medium-term dynamic allocation detracted from the Portfolio’s performance overall, with our dynamic view that the Portfolio have increased exposure to managed futures having the greatest negative impact.

  The Portfolio’s short-term dynamic allocation hindered performance overall, with exposures to energy and health care stocks and to Mexican and Brazilian equities detracting most from results. Within fixed income, a short-term dynamic allocation to five-year and 10-year U.S. Treasury futures diminished returns.

  Most of the Portfolio’s underlying fixed income funds underperformed their respective benchmark indices. The one exception was the Goldman Sachs Core Fixed Income Fund, which slightly outperformed its benchmark index. Among liquid alternatives underlying funds, the Goldman Sachs Managed Futures Strategy Fund underperformed its cash benchmark.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,549	$10,005	$10,138
12/16	$9,599	$10,038	$11,351
12/17	$10,136	$10,124	$13,828
12/18	$9,453	$10,314	$13,223
12/19	$10,314	$10,549	$17,386
12/20	$11,043	$10,619	$20,586
12/21	$11,599	$10,625	$26,496
12/22	$10,875	$10,780	$21,697
12/23	$11,734	$11,320	$27,402
12/24	$12,161	$11,914	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	3.64%	3.35%	1.97%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987552-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.47%

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Top Contributors to Performance:

  The Portfolio was helped by its long-term strategic asset allocation, which is the process by which we allocate its assets across underlying asset classes and strategies in a way that considers the risks of each underlying asset class and strategy. During the annual period, the Portfolio’s strategic allocations to equities, fixed income and real estate securities contributed positively.

  Within the medium-term dynamic allocation, the process by which we adjust the Portfolio for changes in the business or economic cycle, the Portfolio benefited from our views that it have increased exposure to U.S. and non-U.S. developed markets equities. Our medium-term dynamic views that the Portfolio have greater exposure to high yield corporate bonds and bank loans further added to results.

  Within the Portfolio’s short-term dynamic allocation, exposure to consumer staples stocks and high yield corporate bonds was advantageous. The short-term dynamic allocation is the implementation of our tactical market views with the goal of improving the Portfolio’s risk-adjusted return.

  Overall, security selection within the Portfolio’s underlying funds contributed positively to results. Most of the equity underlying funds outperformed their respective benchmark indices. In real assets, the Goldman Sachs Global Infrastructure Fund outpaced its benchmark index.

Top Detractors from Performance:

  The Portfolio was hurt by a strategic allocation to alternative risk premia, accomplished through our U.S. interest rate options strategy. The strategy, which seeks to profit if interest rates fall, remain constant or rise less than anticipated, generated negative returns, as U.S. Treasury yields rose during the annual period.

  A strategic allocation to managed futures hampered the Portfolio’s results.

  The medium-term dynamic allocation detracted from the Portfolio’s performance overall, with our dynamic view that the Portfolio have increased exposure to managed futures having the greatest negative impact.

  The Portfolio’s short-term dynamic allocation hindered performance overall, with exposures to energy and health care stocks and to Mexican and Brazilian equities detracting most from results. Within fixed income, a short-term dynamic allocation to five-year and 10-year U.S. Treasury futures diminished returns.

  Most of the Portfolio’s underlying fixed income funds underperformed their respective benchmark indices. The one exception was the Goldman Sachs Core Fixed Income Fund, which slightly outperformed its benchmark index. Among liquid alternatives underlying funds, the Goldman Sachs Managed Futures Strategy Fund underperformed its cash benchmark.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,524	$10,005	$10,138
12/16	$9,551	$10,038	$11,351
12/17	$10,063	$10,124	$13,828
12/18	$9,365	$10,314	$13,223
12/19	$10,191	$10,549	$17,386
12/20	$10,876	$10,619	$20,586
12/21	$11,403	$10,625	$26,496
12/22	$10,657	$10,780	$21,697
12/23	$11,485	$11,320	$27,402
12/24	$11,863	$11,914	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	3.29%	3.08%	1.72%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987545-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$63	0.62%

How did the Portfolio perform and what affected its performance?

The performance of the broad global equity market was volatile but positive, as waning inflation globally led a number of central banks, including the U.S. Federal Reserve (Fed), to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and a strong rally that was fueled by excitement about artificial intelligence capabilities. Global fixed income performance was generally negative, as the market repriced its expectations for economic growth, inflation and U.S. fiscal policy and the Fed indicated it would slow the pace of its interest rate cuts.

Top Contributors to Performance:

  The Portfolio was helped by its long-term strategic asset allocation, which is the process by which we allocate its assets across underlying asset classes and strategies in a way that considers the risks of each underlying asset class and strategy. During the annual period, the Portfolio’s strategic allocations to equities, fixed income and real estate securities contributed positively.

  Within the medium-term dynamic allocation, the process by which we adjust the Portfolio for changes in the business or economic cycle, the Portfolio benefited from our views that it have increased exposure to U.S. and non-U.S. developed markets equities. Our medium-term dynamic views that the Portfolio have greater exposure to high yield corporate bonds and bank loans further added to results.

  Within the Portfolio’s short-term dynamic allocation, exposure to consumer staples stocks and high yield corporate bonds was advantageous. The short-term dynamic allocation is the implementation of our tactical market views with the goal of improving the Portfolio’s risk-adjusted return.

  Overall, security selection within the Portfolio’s underlying funds contributed positively to results. Most of the equity underlying funds outperformed their respective benchmark indices. In real assets, the Goldman Sachs Global Infrastructure Fund outpaced its benchmark index.

Top Detractors from Performance:

  The Portfolio was hurt by a strategic allocation to alternative risk premia, accomplished through our U.S. interest rate options strategy. The strategy, which seeks to profit if interest rates fall, remain constant or rise less than anticipated, generated negative returns, as U.S. Treasury yields rose during the annual period.

  A strategic allocation to managed futures hampered the Portfolio’s results.

  The medium-term dynamic allocation detracted from the Portfolio’s performance overall, with our dynamic view that the Portfolio have increased exposure to managed futures having the greatest negative impact.

  The Portfolio’s short-term dynamic allocation hindered performance overall, with exposures to energy and health care stocks and to Mexican and Brazilian equities detracting most from results. Within fixed income, a short-term dynamic allocation to five-year and 10-year U.S. Treasury futures diminished returns.

  Most of the Portfolio’s underlying fixed income funds underperformed their respective benchmark indices. The one exception was the Goldman Sachs Core Fixed Income Fund, which slightly outperformed its benchmark index. Among liquid alternatives underlying funds, the Goldman Sachs Managed Futures Strategy Fund underperformed its cash benchmark.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Advisor	ICE BofAML Three-Month U.S. Treasury Bill Index	S&P 500® Index
1/1/15	$10,000	$10,000	$10,000
12/15	$9,511	$10,005	$10,138
12/16	$9,537	$10,038	$11,351
12/17	$10,027	$10,124	$13,828
12/18	$9,316	$10,314	$13,223
12/19	$10,117	$10,549	$17,386
12/20	$10,783	$10,619	$20,586
12/21	$11,285	$10,625	$26,496
12/22	$10,539	$10,780	$21,697
12/23	$11,333	$11,320	$27,402
12/24	$11,685	$11,914	$34,257

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Advisor	3.11%	2.92%	1.57%
ICE BofAML Three-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%
S&P 500® Index	25.02%	14.51%	13.09%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$41,196,648
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Underlying Fund	86.9%
Exchange Traded Funds	9.5%
Investment Company	1.7%

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

Advisor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio

380987578-AR-1224     Advisor Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.67%

How did the Fund perform and what affected its performance?

The performance of risk assets was broadly volatile but positive overall, as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, healthy corporate earnings and a strong rally, especially among technology stocks, fueled by excitement about artificial intelligence capabilities. The U.S. Federal Reserve (Fed) left short-term interest rates unchanged until September 2024, when it began its long-awaited easing cycle. In the weeks surrounding the November election, the markets repriced their expectations for economic growth, inflation and government fiscal policy. Bond yields rose sharply in December, after the Fed projected a slower than previously expected pace for its rate cuts.

Top Contributors to Performance:

  Relative to its blended benchmark, the Fund benefited from an underweight in fixed income during the first half of the annual period. We make investment decisions for the Fund based upon an analysis of macro factors, most notably “trends” from around the world. These trends are based on, but are not limited to, relative considerations around the prices and volatility of the underlying markets.

  From an absolute return perspective, the Fund was helped by its allocations to U.S. large-cap equities, which posted gains amid a rally in the information technology sector. Allocations to U.S. mid- and small-cap equities, as well as to European and Japanese equities, further added to absolute performance.

Top Detractors from Performance:

  The Fund’s performance was challenged by its volatility management mechanism, which is designed to limit losses by allocating assets away from risky investments in distressed or volatile market environments. In August 2024, global equity markets sold off following an unexpected interest rate hike by the Bank of Japan and amid concerns about a slowdown in the U.S. economy. This triggered the Fund’s volatility management mechanism, and the Fund was actively de-risked into cash. The increased position in cash limited the Fund’s performance as the global equity markets subsequently recovered.

  Our decision to shift the Fund from an underweight relative to its blended benchmark in fixed income to an overweight position during the second half of 2024 held back performance.

  On an absolute basis, the Fund’s allocation to U.S. Treasury securities detracted from its returns.

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, Total Return, USD)
1/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,448	$10,180	$10,084	$10,201	$9,913
12/16	$9,874	$10,808	$10,189	$11,159	$10,657
12/17	$11,193	$12,120	$10,424	$13,294	$13,045
12/18	$10,737	$11,704	$10,514	$12,418	$11,909
12/19	$12,056	$14,003	$11,235	$15,947	$15,204
12/20	$12,582	$15,780	$12,134	$18,223	$17,621
12/21	$14,653	$17,847	$11,852	$22,665	$21,466
12/22	$11,869	$15,361	$10,375	$19,179	$17,572
12/23	$13,750	$17,804	$10,795	$23,840	$21,752
12/24	$15,407	$20,111	$10,858	$29,054	$25,814

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	12.05%	5.02%	4.41%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	12.96%	7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	0.58%	-0.68%	0.83%
MSCI World Index (Net, USD, Hedged)	21.87%	12.73%	11.25%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$262,157,874
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid	$1,788,064

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	11.4	11.4	-	11.4
Long-Term Fixed Income	30.5	30.5	-	30.5
Cash and Short-Term Investments	127.5	101.2	26.3	74.9
US Equity	52.9	52.9	-	52.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987610-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$98	0.92%

How did the Fund perform and what affected its performance?

The performance of risk assets was broadly volatile but positive overall, as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, healthy corporate earnings and a strong rally, especially among technology stocks, fueled by excitement about artificial intelligence capabilities. The U.S. Federal Reserve (Fed) left short-term interest rates unchanged until September 2024, when it began its long-awaited easing cycle. In the weeks surrounding the November election, the markets repriced their expectations for economic growth, inflation and government fiscal policy. Bond yields rose sharply in December, after the Fed projected a slower than previously expected pace for its rate cuts.

Top Contributors to Performance:

  Relative to its blended benchmark, the Fund benefited from an underweight in fixed income during the first half of the annual period. We make investment decisions for the Fund based upon an analysis of macro factors, most notably “trends” from around the world. These trends are based on, but are not limited to, relative considerations around the prices and volatility of the underlying markets.

  From an absolute return perspective, the Fund was helped by its allocations to U.S. large-cap equities, which posted gains amid a rally in the information technology sector. Allocations to U.S. mid- and small-cap equities, as well as to European and Japanese equities, further added to absolute performance.

Top Detractors from Performance:

  The Fund’s performance was challenged by its volatility management mechanism, which is designed to limit losses by allocating assets away from risky investments in distressed or volatile market environments. In August 2024, global equity markets sold off following an unexpected interest rate hike by the Bank of Japan and amid concerns about a slowdown in the U.S. economy. This triggered the Fund’s volatility management mechanism, and the Fund was actively de-risked into cash. The increased position in cash limited the Fund’s performance as the global equity markets subsequently recovered.

  Our decision to shift the Fund from an underweight relative to its blended benchmark in fixed income to an overweight position during the second half of 2024 held back performance.

  On an absolute basis, the Fund’s allocation to U.S. Treasury securities detracted from its returns.

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	60% MSCI World / 40% Bloomberg U.S. Treasury Index	Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	MSCI World Index (Net, USD, Hedged)	MSCI World Index (Net, Total Return, USD)
1/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,418	$10,180	$10,084	$10,201	$9,913
12/16	$9,827	$10,808	$10,189	$11,159	$10,657
12/17	$11,115	$12,120	$10,424	$13,294	$13,045
12/18	$10,633	$11,704	$10,514	$12,418	$11,909
12/19	$11,902	$14,003	$11,235	$15,947	$15,204
12/20	$12,391	$15,780	$12,134	$18,223	$17,621
12/21	$14,395	$17,847	$11,852	$22,665	$21,466
12/22	$11,637	$15,361	$10,375	$19,179	$17,572
12/23	$13,449	$17,804	$10,795	$23,840	$21,752
12/24	$15,030	$20,111	$10,858	$29,054	$25,814

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	11.76%	4.77%	4.16%
60% MSCI World / 40% Bloomberg U.S. Treasury Index	12.96%	7.50%	7.23%
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)	0.58%	-0.68%	0.83%
MSCI World Index (Net, USD, Hedged)	21.87%	12.73%	11.25%
MSCI World Index (Net, Total Return, USD)	18.67%	11.15%	9.94%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the MSCI World Index (Net, Total Return, USD).

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$262,157,874
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid	$1,788,064

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed markets ex US Equity	11.4	11.4	-	11.4
Long-Term Fixed Income	30.5	30.5	-	30.5
Cash and Short-Term Investments	127.5	101.2	26.3	74.9
US Equity	52.9	52.9	-	52.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. Short-term Investments include investment companies.

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The blended returns are calculated by Goldman Sachs using end of day index level values licensed from MSCI ("MSCI Data"). For the avoidance of doubt, MSCI is not the benchmark "administrator" for, or a "contributor", "submitter" or "supervised contributor" to, the blended returns and the MSCI Data is not considered a "contribution" or "submission" in relation to the blended returns, as those terms may be defined in any rules, laws, regulations, legislation or international standards. MSCI Data is provided "AS IS" without warranty or liability and no copying or distribution is permitted. MSCI does not make any representation regarding the advisability of any investment or strategy and does not sponsor, promote, issue, sell or otherwise recommend or endorse any investment strategy, including any financial products or strategies based on, tracking or otherwise utilizing any MSCI Data, models, analytics or other materials or information.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com).

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund

380987651-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.42%

How did the Fund perform and what affected its performance?

The performance of the broad U.S. fixed income market was volatile, with macroeconomic data, sentiment about the U.S. election and Federal Reserve ("Fed") monetary policy driving market movements. The Fed left short-term interest rates unchanged for most the annual period, indicating its policy moves would be data dependent, before beginning its long-awaited easing cycle in September 2024. In the weeks ahead of and then after the November election, the market repriced its expectations for U.S. economic growth, inflation and fiscal deficit. In December, the Fed projected a slower than previously expected pace for its interest rate cuts going forward after delivering 100 basis points of monetary policy easing in 2024.

Top Contributors to Performance:

  The Fund benefited from our cross-sector selection strategy, as spread sectors generally outperformed U.S. Treasury securities during the annual period. Overweight positions relative to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, in commercial mortgage-backed securities and collateralized loan obligations contributed most positively. The Fund’s overweights in corporate credit and asset-backed securities further added to relative returns.

  Regarding individual issue selection, the Fund’s investments in corporate bonds overall supported its relative returns. Among investment grade corporate bonds, a focus on certain financial companies, specifically banks, added to returns. In the securitized sector, exposure to non-agency mortgage-backed securities and collateralized loan obligations had a positive effect on the Fund’s performance.

  Within corporate credit, the Fund’s lower credit quality bias (i.e., its overweight in BBB-rated corporate bonds) bolstered relative performance. An overweight in the short- to intermediate-term segment of the credit curve also added to returns.

  Our country selection strategy contributed positively to the Fund’s performance. Specifically, the Fund was helped by its long positions in Sweden versus its short positions in Australia as well as by its long positions in New Zealand versus its short positions in Japan.

  The Fund’s yield curve positioning, especially its steepening positions on the U.S. Treasury yield curve, added to relative returns. The U.S. Treasury yield curve steepened during the annual period as the Fed cut short-term interest rates and as longer-term interest rates rose amid the market’s post-election recalibration of economic growth, inflation and fiscal policy expectations. The market also priced in the possibility of tariffs and the renewal of the 2017 Tax Cuts and Jobs Act.

Top Detractors from Performance:

  The Fund’s performance was negatively impacted by our credit-interest rate pairing strategy, which is used to hedge the Fund’s exposure to a potential economic growth shock. Most of the negative performance occurred in early 2024 when inflation increased unexpectedly and near the end of 2024 when bond yields rose significantly.

  Individual issue selection among the investment grade corporate bonds of certain industrial companies, principally in the media and capital goods industries, detracted slightly from relative returns. In the securitized sector, selection of mortgage-backed securities slightly detracted from the Fund’s performance.

  Within our government/swap selection strategy, the Fund’s positioning for a steeper Euro area yield curve and for a flatter Japanese government yield curve resulted in negative relative returns.

  Within the country selection strategy, the Fund was slightly hindered in late 2024 by its long positions in the U.K. versus its short positions in the Euro area.

  Within the Fund’s duration strategy, our discretionary interest rate trades had a marginally negative impact on performance.

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional	Bloomberg U.S. Aggregate Bond Index
1/1/15	$10,000	$10,000
12/15	$10,060	$10,055
12/16	$10,361	$10,321
12/17	$10,713	$10,687
12/18	$10,651	$10,688
12/19	$11,639	$11,620
12/20	$12,765	$12,493
12/21	$12,502	$12,300
12/22	$10,748	$10,700
12/23	$11,401	$11,292
12/24	$11,543	$11,433

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Institutional	1.24%	-0.16%	1.44%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$167,511,073
# of Portfolio Holdings	729
Portfolio Turnover Rate	766%
Total Net Advisory Fees Paid	$583,486

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	33.8%
U.S. Treasury Obligations	25.6%
Corporate Bond	23.0%
Asset- Backed Securities	10.4%
Investment Company	6.8%
Commercial Mortgage-Backed Securities	6.0%
Foreign Bond	4.7%
Collateralized Mortgage Obligations	2.2%
Other	2.9%

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987628-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	0.67%

How did the Fund perform and what affected its performance?

The performance of the broad U.S. fixed income market was volatile, with macroeconomic data, sentiment about the U.S. election and Federal Reserve ("Fed") monetary policy driving market movements. The Fed left short-term interest rates unchanged for most the annual period, indicating its policy moves would be data dependent, before beginning its long-awaited easing cycle in September 2024. In the weeks ahead of and then after the November election, the market repriced its expectations for U.S. economic growth, inflation and fiscal deficit. In December, the Fed projected a slower than previously expected pace for its interest rate cuts going forward after delivering 100 basis points of monetary policy easing in 2024.

Top Contributors to Performance:

  The Fund benefited from our cross-sector selection strategy, as spread sectors generally outperformed U.S. Treasury securities during the annual period. Overweight positions relative to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, in commercial mortgage-backed securities and collateralized loan obligations contributed most positively. The Fund’s overweights in corporate credit and asset-backed securities further added to relative returns.

  Regarding individual issue selection, the Fund’s investments in corporate bonds overall supported its relative returns. Among investment grade corporate bonds, a focus on certain financial companies, specifically banks, added to returns. In the securitized sector, exposure to non-agency mortgage-backed securities and collateralized loan obligations had a positive effect on the Fund’s performance.

  Within corporate credit, the Fund’s lower credit quality bias (i.e., its overweight in BBB-rated corporate bonds) bolstered relative performance. An overweight in the short- to intermediate-term segment of the credit curve also added to returns.

  Our country selection strategy contributed positively to the Fund’s performance. Specifically, the Fund was helped by its long positions in Sweden versus its short positions in Australia as well as by its long positions in New Zealand versus its short positions in Japan.

  The Fund’s yield curve positioning, especially its steepening positions on the U.S. Treasury yield curve, added to relative returns. The U.S. Treasury yield curve steepened during the annual period as the Fed cut short-term interest rates and as longer-term interest rates rose amid the market’s post-election recalibration of economic growth, inflation and fiscal policy expectations. The market also priced in the possibility of tariffs and the renewal of the 2017 Tax Cuts and Jobs Act.

Top Detractors from Performance:

  The Fund’s performance was negatively impacted by our credit-interest rate pairing strategy, which is used to hedge the Fund’s exposure to a potential economic growth shock. Most of the negative performance occurred in early 2024 when inflation increased unexpectedly and near the end of 2024 when bond yields rose significantly.

  Individual issue selection among the investment grade corporate bonds of certain industrial companies, principally in the media and capital goods industries, detracted slightly from relative returns. In the securitized sector, selection of mortgage-backed securities slightly detracted from the Fund’s performance.

  Within our government/swap selection strategy, the Fund’s positioning for a steeper Euro area yield curve and for a flatter Japanese government yield curve resulted in negative relative returns.

  Within the country selection strategy, the Fund was slightly hindered in late 2024 by its long positions in the U.K. versus its short positions in the Euro area.

  Within the Fund’s duration strategy, our discretionary interest rate trades had a marginally negative impact on performance.

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Service	Bloomberg U.S. Aggregate Bond Index
1/1/15	$10,000	$10,000
12/15	$10,027	$10,055
12/16	$10,298	$10,321
12/17	$10,621	$10,687
12/18	$10,533	$10,688
12/19	$11,481	$11,620
12/20	$12,560	$12,493
12/21	$12,280	$12,300
12/22	$10,526	$10,700
12/23	$11,140	$11,292
12/24	$11,239	$11,433

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service	0.89%	-0.42%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at:am.gs.comto obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$167,511,073
# of Portfolio Holdings	729
Portfolio Turnover Rate	766%
Total Net Advisory Fees Paid	$583,486

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Mortgage-Backed Securities	33.8%
U.S. Treasury Obligations	25.6%
Corporate Bond	23.0%
Asset- Backed Securities	10.4%
Investment Company	6.8%
Commercial Mortgage-Backed Securities	6.0%
Foreign Bond	4.7%
Collateralized Mortgage Obligations	2.2%
Other	2.9%

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund

380987727-AR-1224     Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	57.4%
U.S. Treasury Obligations	36.1%
U.S. Government Agency Obligations	8.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Key Fund Statistics (as of December 31, 2024)

  Total Net Assets$3,620,064,734
  # of Portfolio Holdings417
  Total Net Advisory Fees Paid$4,543,029

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987594-AR-1224     Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	57.4%
U.S. Treasury Obligations	36.1%
U.S. Government Agency Obligations	8.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$44	0.43%

Key Fund Statistics (as of December 31, 2024)

  Total Net Assets$3,620,064,734
  # of Portfolio Holdings417
  Total Net Advisory Fees Paid$4,543,029

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust - Government Money Market Fund

380987693-AR-1224     Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Variable Insurance Trust (“GSVIT”):

Table 1 — Items 4(a) - 4(d).

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$552,115	$438,129	Financial Statement audits.

Audit-Related Fees:

• PwC	$97,887	$63,000	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the GSVIT’s* that were pre-approved by the GSVIT’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Variable Insurance Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of GSVIT sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GSVIT may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GSVIT at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GSVIT’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GSVIT, the Audit Committee will pre-approve those non-audit services provided to GSVIT’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GSVIT) where the engagement relates directly to the operations or financial reporting of GSVIT.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GSVIT’s service affiliates listed in Table 2 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GSVIT by PwC for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $97,887 and $63,000, respectively. The aggregate non-audit fees billed to GSVIT’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GSVIT’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GSVIT’s operations or financial reporting.

Item 4(h) — GSVIT’s Audit Committee has considered whether the provision of non-audit services to GSVIT’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Multi-Strategy Alternatives Portfolio Goldman Sachs Trend Driven Allocation Fund Annual Financial Statements December 31, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments December 31, 2024

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 86.9%

Equity – 15.9%
277,469	Goldman Sachs Global Infrastructure Fund	$3,307,433
370,793	Goldman Sachs Emerging Markets Equity Insights Fund	3,192,531
5,124	Goldman Sachs Energy Infrastructure Fund	69,537

		6,569,501

Fixed Income – 71.0%
885,517	Goldman Sachs Managed Futures Strategy Fund	8,261,869
1,033,009	Goldman Sachs High Yield Fund	5,815,840
552,391	Goldman Sachs High Yield Floating Rate Fund	4,894,183
500,628	Goldman Sachs Emerging Markets Debt Fund	4,806,033
429,895	Goldman Sachs Short Duration High Yield Fund	3,404,765
226,340	Goldman Sachs Core Fixed Income Fund	2,050,641

		29,233,331

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $35,520,133)		35,802,832

Exchange Traded Funds – 9.5%

31,536	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,549,055
5,689	iShares 7-10 Year Treasury Bond ETF	525,948
8,847	Goldman Sachs MarketBeta International Equity ETF(a)	478,908
1,459	Health Care Select Sector SPDR Fund	200,714
752	iShares U.S. Technology ETF	119,959

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,283,093)		3,874,584

Shares	Dividend Rate	Value

Investment Company – 1.7%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
717,648	4.392%	717,648
(Cost $717,648)

TOTAL INVESTMENTS – 98.1% (Cost $39,520,874)		$40,395,064

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		801,584

NET ASSETS – 100.0%		$41,196,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 (a) Represents an affiliated issuer.

Investment Abbreviations:
SOFR	—Secured Overnight Financing Rate

Currency Abbreviations:
CHF	Swiss Franc
INR	Indian Rupee
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued) December 31, 2024

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	102,991	CHF	90,000	3/19/2025	$2,973
	USD	216,942	INR	18,500,000	3/19/2025	2,456

TOTAL						$5,429

FUTURES CONTRACTS — At December 31, 2024, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
DJ U.S. REAL ESTATE MAR25	2	03/21/25	$71,740	$(3,589)
EURO STOXX 50 Index	4	03/21/25	202,240	(4,685)
Euro-OAT	3	03/06/25	383,285	(9,028)
FTSE/JSE Top 40 Index	2	03/20/25	80,891	(2,947)
LONG GILT FUTURE MAR25	5	03/27/25	578,441	(17,331)
TOPIX Index	1	03/13/25	177,095	3,268
U.S. Treasury 5 Year Note	8	03/31/25	850,562	(8,826)

Total				$(43,138)

Short position contracts:
Euro Bund Future	(2)	03/06/25	(276,096)	7,776
U.S. Treasury Ultra Bond	(2)	03/20/25	(237,187)	14,621

Total				$22,397

Total Futures Contracts				$(20,741)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Portfolio had the following purchased option contracts:

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3 Month SOFR	$96.50	06/11/2027	9	$22,500	$10,013	$12,393	$(2,380)
3 Month SOFR	96.50	03/12/2027	9	22,500	9,619	11,830	(2,211)
3 Month SOFR	96.50	12/11/2026	9	22,500	9,000	10,930	(1,930)
3 Month SOFR	96.38	12/11/2026	11	27,500	12,306	17,075	(4,769)
3 Month SOFR	96.63	09/11/2026	11	27,500	9,075	18,313	(9,238)
3 Month SOFR	96.50	09/11/2026	10	25,000	9,313	11,020	(1,707)
3 Month SOFR	96.38	09/11/2026	11	27,500	11,550	15,838	(4,288)
3 Month SOFR	97.13	06/12/2026	5	12,500	2,313	2,572	(260)
3 Month SOFR	96.75	06/12/2026	6	15,000	4,012	9,314	(5,301)
3 Month SOFR	96.63	06/12/2026	12	30,000	9,075	18,928	(9,853)
3 Month SOFR	96.25	06/12/2026	11	27,500	11,962	15,640	(3,678)
3 Month SOFR	97.00	03/13/2026	5	12,500	2,219	2,483	(264)
3 Month SOFR	96.75	03/13/2026	6	15,000	3,450	9,764	(6,314)
3 Month SOFR	96.63	03/13/2026	12	30,000	7,800	17,878	(10,078)
3 Month SOFR	96.25	03/13/2026	12	30,000	11,475	15,028	(3,553)
3 Month SOFR	97.50	12/12/2025	26	65,000	5,525	31,260	(25,735)
3 Month SOFR	96.50	12/12/2025	17	42,500	10,094	26,302	(16,208)
3 Month SOFR	96.13	12/12/2025	13	32,500	11,700	14,655	(2,955)
3 Month SOFR	97.50	09/12/2025	28	70,000	3,850	31,565	(27,715)
3 Month SOFR	96.63	09/12/2025	1	2,500	331	1,860	(1,529)
3 Month SOFR	96.50	09/12/2025	19	47,500	7,244	25,519	(18,275)
3 Month SOFR	96.00	09/12/2025	8	20,000	6,050	7,819	(1,769)
3 Month SOFR	97.25	06/13/2025	24	60,000	1,800	29,712	(27,912)
3 Month SOFR	96.63	06/13/2025	1	2,500	156	1,723	(1,567)
3 Month SOFR	96.25	06/13/2025	13	32,500	3,575	18,418	(14,843)
3 Month SOFR	98.00	03/14/2025	13	32,500	81	4,093	(4,012)
3 Month SOFR	97.25	03/14/2025	18	45,000	112	32,665	(32,553)
3 Month SOFR	97.00	03/14/2025	18	45,000	225	23,892	(23,667)
3 Month SOFR	96.50	03/14/2025	1	2,500	31	1,693	(1,662)

Total purchased option contracts			339	$847,500	$173,956	$440,182	$(266,226)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Schedule of Investments December 31, 2024

Shares	Dividend Rate	Value

Investment Companies (Institutional Shares) – 69.5%(a)

Goldman Sachs Financial Square Government Fund
31,511,321	4.392%	$31,511,321

Goldman Sachs Financial Square Treasury Instruments Fund
38,056,474	4.331	38,056,474

Goldman Sachs Financial Square Treasury Obligations Fund
38,062,066	4.364	38,062,066

Goldman Sachs Financial Square Treasury Solutions Fund
37,583,592	4.283	37,583,592

Goldman Sachs VIT Government Money Market Fund
36,863,405	4.404	36,863,405

Total Investment Companies (Cost $182,076,858)		182,076,858

	Description

Exchange-Traded Funds – 24.9%

57,765	iShares Core S&P 500 ETF	34,005,101
58,300	Vanguard S&P 500 ETF	31,412,623

TOTAL EXCHANGE-TRADED FUNDS
(Cost $31,963,184)		65,417,724

TOTAL INVESTMENTS – 94.4%
(Cost $214,040,042)		$247,494,582

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%		14,663,292

NET ASSETS – 100.0%		$262,157,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	267	03/21/25	$13,499,487	$(302,451)
FTSE 100 Index	57	03/21/25	5,837,468	(38,928)
S&P 500 E-Mini Index	247	03/21/25	73,306,513	(2,493,552)
TOPIX Index	59	03/13/25	10,448,600	170,461
U.S. Treasury 10 Year Note	736	03/20/25	80,040,000	(791,110)

Total Futures Contracts				$(3,455,580)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Assets and Liabilities December 31, 2024

	Multi-Strategy Alternatives Portfolio	Trend Driven Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $38,654,585 and $182,076,858, respectively)	$39,548,443	$182,076,858
Investments in unaffiliated issuers, at value (cost $866,289 and $31,963,184, respectively)	846,621	65,417,724
Purchased Options, at value (premiums paid $440,182 and $–, respectively)	173,956	—
Cash	617,680	7,464,950
Foreign Currency, at value (cost $– and $219,510, respectively)	—	217,945
Receivables:
Collateral on certain derivative contracts	54,114	7,559,390
Fund shares sold	27,101	240,811
Reimbursement from investment adviser	8,054	10,586
Dividends	—	426,787
Unrealized gain on forward foreign currency exchange contracts	5,429	—
Other assets	479	298

Total assets	41,281,877	263,415,349

Liabilities:

Variation margin on futures contracts	106	412,529
Payables:
Fund shares redeemed	15,680	124,109
Distribution and Service fees and Transfer Agency fees	5,955	31,265
Investments purchased	—	563,748
Management fees	—	75,389
Accrued expenses	63,488	50,435

Total liabilities	85,229	1,257,475

Net Assets:

Paid-in capital	44,972,850	236,737,687
Total distributable earnings (loss)	(3,776,202)	25,420,187

NET ASSETS	$41,196,648	$262,157,874
Net Assets:
Institutional	$3,895,740	$376,870
Service	14,394,033	261,781,004
Advisor	22,906,875	—

Total Net Assets	$41,196,648	$262,157,874
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	436,487	30,415
Service	1,611,966	21,285,821
Advisor	2,579,899	—
Net asset value, offering and redemption price per share:
Institutional	$8.93	$12.39
Service	8.93	12.30
Advisor	8.88	—

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2024

	Multi-Strategy Alternatives Portfolio	Trend Driven Allocation Fund

Investment income:

Dividends — affiliated Underlying Funds	$1,515,765	$9,567,309

Dividends — unaffiliated issuers	14,318	1,222,680

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	1,070	—

Total Investment Income	1,531,153	10,789,989

Expenses:

Distribution and/or Service (12b-1) fees(a)	112,005	689,095

Professional fees	111,579	93,787

Custody, accounting and administrative services	66,944	65,513

Management fees	60,794	2,180,438

Printing and mailing costs	35,197	16,726

Trustee fees	27,359	27,559

Shareholder Administration fees — Service Shares	16,586	—

Transfer Agency fees(a)	8,106	55,201

Other	2,437	16,445

Total expenses	441,007	3,144,764

Less — expense reductions	(222,242)	(601,551)

Net expenses	218,765	2,543,213

NET INVESTMENT INCOME	1,312,388	8,246,776

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(20,984)	8,944,980

Investment — affiliated Underlying Funds	(181,791)	—

Futures contracts	159,818	16,780,007

Foreign currency transactions	1,148	4,478

Forward foreign currency exchange contracts	(11,153)	—

Written options	(287,135)	—

Capital gain distributions from affiliated Underlying Funds	407,063	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(32,851)	5,805,046

Investment — affiliated Underlying Funds	(17,078)	—

Purchased Options	(14,640)	—

Forward foreign currency exchange contracts	7,661	—

Foreign currency translations	(2,263)	(16,713)

Futures contracts	(56,665)	(8,761,728)

Net realized and unrealized gain (loss)	(48,870)	22,756,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,263,518	$31,002,846

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Service	Advisor	Institutional	Service	Advisor
Multi-Strategy Alternatives Portfolio	$16,586	$95,419	$681	$2,654	$4,771
Trend Driven Allocation Fund	689,095	–	73	55,128	–

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Statements of Changes in Net Assets

	Multi-Strategy Alternatives Portfolio		Trend Driven Allocation Fund

	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$1,312,388	$1,330,560	$8,246,776	$5,886,328

Net realized gain (loss)	66,966	(284,280)	25,729,465	11,859,234

Net change in unrealized gain (loss)	(115,836)	1,704,701	(2,973,395)	22,003,620

Net increase in net assets resulting from operations	1,263,518	2,750,981	31,002,846	39,749,182

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(115,383)	(130,485)	(12,289)	(8,240)

Service Shares	(393,763)	(765,139)	(8,251,555)	(4,606,548)

Advisor Shares	(590,908)	(1,504,491)	–	–

Total distributions to shareholders	(1,100,054)	(2,400,115)	(8,263,844)	(4,614,788)

From share transactions:

Proceeds from sales of shares	8,561,268	7,733,501	11,260,759	12,946,328

Reinvestment of distributions	1,100,054	2,400,115	8,263,844	4,614,788

Cost of shares redeemed	(6,672,628)	(9,199,182)	(58,118,700)	(42,122,016)

Net increase (decrease) in net assets resulting from share transactions	2,988,694	934,434	(38,594,097)	(24,560,900)

TOTAL INCREASE (DECREASE)	3,152,158	1,285,300	(15,855,095)	10,573,494

Net Assets:

Beginning of year	$38,044,490	$36,759,190	$278,012,969	$267,439,475

End of year	$41,196,648	$38,044,490	$262,157,874	$278,012,969

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Portfolio

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.89	$8.81	$9.77	$9.46	$9.02

Net investment income(a)(b)	0.32	0.36	0.38	0.23	0.25

Net realized and unrealized gain (loss)	(0.01)	0.35	(0.99)	0.25	0.39

Total from investment operations	0.31	0.71	(0.61)	0.48	0.64

Distributions to shareholders from net investment income	(0.27)	(0.63)	(0.35)	(0.17)	(0.20)

Net asset value, end of year	$8.93	$8.89	$8.81	$9.77	$9.46

Total Return(c)	3.64%	7.90%	(6.24)%	5.03%	7.05%

Net assets, end of year (in 000’s)	$3,896	$1,979	$2,203	$2,515	$1,520

Ratio of net expenses to average net assets(d)	0.22%	0.22%	0.20%	0.22%	0.21%

Ratio of total expenses to average net assets(d)	0.79%	0.77%	0.69%	1.02%	1.39%

Ratio of net investment income to average net assets	3.55%	3.98%	4.08%	2.29%	2.73%

Portfolio turnover rate(e)	32%	23%	199%	25%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Portfolio

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.89	$8.81	$9.76	$9.45	$9.02

Net investment income(a)(b)	0.30	0.34	0.31	0.20	0.23

Net realized and unrealized gain (loss)	(0.01)	0.34	(0.95)	0.26	0.38

Total from investment operations	0.29	0.68	(0.64)	0.46	0.61

Distributions to shareholders from net investment income	(0.25)	(0.60)	(0.31)	(0.15)	(0.18)

Net asset value, end of year	$8.93	$8.89	$8.81	$9.76	$9.45

Total Return(c)	3.29%	7.77%	(6.54)%	4.84%	6.70%

Net assets, end of year (in 000’s)	$14,394	$12,055	$11,356	$6,538	$3,472

Ratio of net expenses to average net assets(d)	0.47%	0.47%	0.45%	0.47%	0.46%

Ratio of total expenses to average net assets(d)	1.02%	1.02%	0.88%	1.28%	1.65%

Ratio of net investment income to average net assets	3.29%	3.74%	3.34%	2.04%	2.51%

Portfolio turnover rate(e)	32%	23%	199%	25%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Portfolio

	Advisor Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.84	$8.77	$9.73	$9.42	$8.99

Net investment income(a)(b)	0.28	0.32	0.37	0.18	0.20

Net realized and unrealized gain (loss)	(0.01)	0.34	(1.01)	0.26	0.39

Total from investment operations	0.27	0.66	(0.64)	0.44	0.59

Distributions to shareholders from net investment income	(0.23)	(0.59)	(0.32)	(0.13)	(0.16)

Net asset value, end of year	$8.88	$8.84	$8.77	$9.73	$9.42

Total Return(c)	3.11%	7.53%	(6.61)%	4.66%	6.56%

Net assets, end of year (in 000’s)	$22,907	$24,010	$23,200	$20,585	$17,698

Ratio of net expenses to average net assets(d)	0.62%	0.62%	0.60%	0.62%	0.61%

Ratio of total expenses to average net assets(d)	1.17%	1.17%	1.09%	1.44%	1.79%

Ratio of net investment income to average net assets	3.12%	3.58%	3.99%	1.89%	2.28%

Portfolio turnover rate(e)	32%	23%	199%	25%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Trend Driven Allocation Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.43	$10.06	$12.92	$12.61	$12.32

Net investment income (loss)(a)	0.40	0.26	0.07	(0.04)	0.02

Net realized and unrealized gain (loss)	0.99	1.33	(2.51)	2.10	0.52

Total from investment operations	1.39	1.59	(2.44)	2.06	0.54

Distributions to shareholders from net investment income	(0.43)	(0.22)	–	–	(0.07)

Distributions to shareholders from net realized gains	–	–	(0.42)	(1.75)	(0.18)

Total distributions	(0.43)	(0.22)	(0.42)	(1.75)	(0.25)

Net asset value, end of year	$12.39	$11.43	$10.06	$12.92	$12.61

Total Return(b)	12.05%	15.85%	(19.00)%	16.46%	4.35%

Net assets, end of year (in 000’s)	$377	$442	$506	$337	$289

Ratio of net expenses to average net assets	0.67%	0.67%	0.66%	0.65%	0.60%

Ratio of total expenses to average net assets	0.89%	0.89%	0.92%	0.87%	0.90%

Ratio of net investment income (loss) to average net assets	3.22%	2.38%	0.63%	(0.32)%	0.13%

Portfolio turnover rate(c)	7%	10%	344%	12%	168%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TREND DRIVEN ALLOCATION FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Trend Driven Allocation Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$11.35	$9.99	$12.86	$12.59	$12.30

Net investment income (loss)(a)	0.37	0.23	0.02	(0.08)	(0.01)

Net realized and unrealized gain (loss)	0.97	1.32	(2.47)	2.10	0.51

Total from investment operations	1.34	1.55	(2.45)	2.02	0.50

Distributions to shareholders from net investment income	(0.39)	(0.19)	–	–	(0.03)

Distributions to shareholders from net realized gains	–	–	(0.42)	(1.75)	(0.18)

Total distributions	(0.39)	(0.19)	(0.42)	(1.75)	(0.21)

Net asset value, end of year	$12.30	$11.35	$9.99	$12.86	$12.59

Total Return(b)	11.76%	15.57%	(19.16)%	16.17%	4.10%

Net assets, end of year (in 000’s)	$261,781	$277,571	$266,934	$357,316	$335,784

Ratio of net expenses to average net assets	0.92%	0.92%	0.91%	0.92%	0.85%

Ratio of total expenses to average net assets	1.14%	1.14%	1.17%	1.14%	1.15%

Ratio of net investment income (loss) to average net assets	2.99%	2.14%	0.13%	(0.58)%	(0.12)%

Portfolio turnover rate(c)	7%	10%	344%	12%	168%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Multi-Strategy Alternatives Portfolio	Institutional, Service and Advisor	Diversified

Goldman Sachs Trend Driven Allocation Fund	Institutional and Service	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Multi-Strategy Alternatives Portfolio invests primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as investment adviser. Additionally, the Multi-Strategy Alternatives Portfolio may invest a portion of its assets directly in other securities and instruments, including unaffiliated exchange traded funds (“Unaffiliated Funds”). The Trend Driven Allocation Fund may invest in one or a combination of the following securities and instruments: pooled investment vehicles, including exchange-traded funds (“ETFs”) and other investment companies; equity securities of U.S. and non-U.S. issuers; U.S. fixed income securities; and derivatives that provide exposure to a broad spectrum of asset classes and geographic regions.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, each Fund’s shares will correspondingly fluctuate in value. Underlying

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received a the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Multi-Strategy Alternatives Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

Multi-Strategy Alternatives Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income Underlying Funds	$29,233,331	$—	$—

Equity Underlying Funds	6,569,501	—	—

Exchange Traded Funds	3,874,584	—	—

Investment Companies	717,648	—	—

Total	$40,395,064	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$5,429	$—

Futures Contracts(a)	25,665	—	—

Purchased Options Contracts	173,956	—	—

Total	$199,621	$5,429	$—

Liabilities

Futures Contracts(a)	$(46,406)	$—	$—

Trend Driven Allocation Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange-Traded Funds	$65,417,724	$—	$—

Investment Companies	182,076,858	—	—

Total	$247,494,582	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$170,461	$—	$—

Liabilities

Futures Contracts(a)	$(3,626,041)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Strategy Alternatives Portfolio

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$5,429	Payable for unrealized loss on forward foreign currency exchange contracts	$—
Equity	Variation margin on futures contracts	$3,268	Variation margin on futures contracts	$(11,221)
Interest Rate	Purchased options at value/Variation margin on futures contracts	$196,353	Purchased options at value/Variation margin on futures contracts	$(35,185)

Total		$205,050		$(46,406)

Trend Driven Allocation Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$170,461	Variation margin on futures contracts	$(2,834,931)
Interest Rate	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(791,110)

Total		$170,461		$(3,626,041)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Strategy Alternatives Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(11,153)	$7,661

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and purchased options	153,144	(7,640)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(280,461)	(63,665)

Total		$(138,470)	$(63,644)

Trend Driven Allocation Fund

Risk			Net Change in
	Statement of Operations	Net Realized Gain (Loss)	Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	15,227,051	(5,004,218)

Interest Rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,552,956	(3,757,510)

Total		$16,780,007	$(8,761,728)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended December 31, 2024, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Purchased Options

Multi-Strategy Alternatives Portfolio	21	417,204	363

Trend Driven Allocation Fund	1,545	–	–

(a)

Amounts disclosed represent average number of contracts for futures and purchased options and notional amounts for forward contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Multi-Strategy Alternatives Portfolio	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	—%*

Trend Driven Allocation Fund	0.79	0.71	0.68	0.66	0.65	0.79	0.64*

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*  The Investment Advisor has agreed to waive a portion of its management fee in order to achieve an effective net management rate as defined in the Funds’ most recent prospectus. These waivers will remain in effect through at least April 29, 2025, and prior to such date the Investment Advisor may not terminate the arrangements without approval of the Trustees.

The Multi-Strategy Alternatives Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund and the Trend Driven Allocation Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, Goldman Sachs Financial Square Treasury Solutions and the Goldman Sachs VIT Government Money Market Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended December 31, 2024, GSAM waived $591 and $61,168 of the Multi-Strategy Alternatives Portfolio’s and Trend Driven Allocation Fund’s management fee, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Funds, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares.

The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.15% of the Multi-Strategy Alternatives Portfolio’s average daily net assets attributable to Advisor Shares.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Service Plans — The Trust, on behalf of Advisor Shares of the Multi-Strategy Alternatives Portfolio, has adopted a Service Plan to allow Advisor Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and administration services to their customers who are beneficial owners of such shares. The Service Plans each provide for compensation to the service organizations equal to 0.25% of the average daily net assets attributable to Advisor Shares of the Multi-Strategy Alternatives Portfolio.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional, Service and Advisor Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Multi-Strategy Alternatives Portfolio and Trend Driven Allocation Fund are 0.204% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Other Expense	Total Expense
Fund	Fee Waiver	Reimbursements	Reductions

Multi-Strategy Alternatives Portfolio	$ 61,385	$ 160,857	$ 222,242

Trend Driven Allocation Fund	392,374	209,177	601,551

F. Line of Credit Facility — As of December 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 19, 2024, the facility was $1,110,000,000.

G. Other Transactions with Affiliates — The Multi-Strategy Alternatives Portfolio invests primarily in Class R6 and Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Multi-Strategy Alternatives Portfolio. The table below shows the transactions in and earnings from investments in these Underlying Funds for the fiscal year ended December 31, 2024:

Multi-Strategy Alternatives Portfolio

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Core Fixed Income Fund
	$2,061,193	$390,093	$(350,000)	$(7,816)	$(42,829)	$2,050,641	226,340	$89,834	$–

Goldman Sachs Emerging Markets Debt Fund
	4,542,639	508,339	(300,000)	5,266	49,789	4,806,033	500,628	258,339	–

Goldman Sachs Emerging Markets Equity Insights Fund
	3,134,071	393,957	(550,000)	27,599	186,904	3,192,531	370,793	43,957	–

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Multi-Strategy Alternatives Portfolio

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Energy Infrastructure Fund
	$49,255	$9,088	$–	$–	$11,194	$69,537	5,124	$2,191	$6,896

Goldman Sachs Financial Square Government Fund - Institutional Shares
	635,024	6,181,900	(6,099,276)	–	–	717,648	717,648	13,875	–

Goldman Sachs Global Infrastructure Fund
	3,219,022	686,806	(500,000)	51,067	(149,462)	3,307,433	277,469	86,250	400,167

Goldman Sachs High Yield Floating Rate Fund
	3,458,481	1,859,626	(400,000)	(4,506)	(19,418)	4,894,183	552,391	359,947	–

Goldman Sachs High Yield Fund
	4,254,780	2,282,323	(750,000)	(5,535)	34,272	5,815,840	1,033,009	344,603	–

Goldman Sachs Managed Futures Strategy Fund
	5,490,662	4,250,000	(850,000)	(182,640)	(446,153)	8,261,869	885,517	–	–

Goldman Sachs MarketBeta International Equity ETF
	475,349	–	–	–	3,559	478,908	8,847	13,909	–

Goldman Sachs MarketBeta U.S. Equity ETF
	1,102,650	2,215,649	(1,114,575)	18,550	326,781	2,549,055	31,536	25,995	–

Goldman Sachs Short Duration High Yield Fund
	6,863,356	1,402,531	(4,800,000)	(156,964)	95,842	3,404,765	429,895	262,532	–

Goldman Sachs Dynamic Bond Fund
	1,165,702	5,040	(1,162,031)	58,846	(67,557)	–	–	9,733	–

Goldman Sachs VIT Government Money Market Fund
	536,056	4,601	(540,657)	–	–	–	–	4,600	–

Total	$36,988,240	$20,189,953	$(17,416,539)	$(196,133)	$(17,078)	$39,548,443		$1,515,765	$407,063

As of December 31, 2024, the Goldman Sachs Multi-Strategy Alternatives Portfolio was the beneficial owner of 5% or more of the following Fund:

Goldman Sachs Short Duration High Yield Fund
Fund

Multi-Strategy Alternatives Portfolio	7%

The following table provides information about Trend Driven Allocation Fund’s investments in the Institutional Shares of the Goldman Sachs VIT Government Money Market Fund, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Treasury Instruments, Goldman Sachs Financial Square Treasury Obligations, and Goldman Sachs Financial Square Treasury Solutions Funds as of and for the fiscal year ended December 31, 2024:

Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund
	$40,408,374	$85,762,443	$(94,659,496)	$–	$–	$31,511,321	31,511,321	$1,932,037	$–

Goldman Sachs Financial Square Treasury Instruments Fund
	38,864,945	1,243,258	(2,051,729)	–	–	38,056,474	38,056,474	1,946,867	–

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GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Trend Driven Allocation Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund
	$38,870,537	$1,243,258	$(2,051,729)	$–	$–	$38,062,066	38,062,066	$1,950,802	$–

Goldman Sachs Financial Square Treasury Solutions Fund
	38,392,063	1,243,258	(2,051,729)	–	–	37,583,592	37,583,592	1,924,707	–

Goldman Sachs VIT Government Money Market Fund
	35,050,510	1,812,895	–	–	–	36,863,405	36,863,405	1,812,896	–

Total	$191,586,429	$91,305,112	$(100,814,683)	$–	$–	$182,076,858		$9,567,309	$–

As of December 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 11% of the Institutional Shares of the Trend Driven Allocation Fund.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchases	Sales

Multi-Strategy Alternatives Portfolio	$16,171,082	$ 12,103,153

Trend Driven Allocation Fund	4,892,197	23,700,395

7. SECURITIES LENDING

The Multi-Strategy Alternatives Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Trend Driven Allocation Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

23

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

7. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of December 31, 2024.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2024, are reported under Investment Income on the Statements of Operations.

The Funds did not have any securities lending activity with affiliates of Goldman Sachs for the fiscal year ended December 31, 2024.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended December 31, 2024.

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024

Multi-Strategy Alternatives Portfolio	$6,700	$4,616,192	$(4,622,892)	$-

8. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:

		Multi-Strategy Alternatives Portfolio		Trend Driven Allocation Fund

Distributions paid from:

Ordinary Income	$	1,100,054	$	8,263,844

Total taxable distributions	$	1,100,054	$	8,263,844

The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:

		Multi-Strategy Alternatives Portfolio		Trend Driven Allocation Fund

Distributions paid from:

Ordinary Income	$	2,400,115	$	4,614,788

Total taxable distributions	$	2,400,115	$	4,614,788

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

24

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

8. TAX INFORMATION (continued)

		Multi-Strategy Alternatives Portfolio		Trend Driven Allocation Fund

Undistributed ordinary income — net	$	427,499	$	1,117,036

Capital loss carryforwards:

Perpetual Short-Term		(1,791,284)		—
Perpetual Long-Term		(2,165,836)		(5,737,882)

Total capital loss carryforwards		(3,957,120)		(5,737,882)

Timing differences		(51,395)		(34,855)
Unrealized gains (losses) — net		(195,186)		30,075,888

Total accumulated earnings (losses) — net	$	(3,776,202)	$	25,420,187

As of December 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Strategy Alternatives Portfolio	Trend Driven Allocation Fund

Tax Cost	$40,752,710	$214,735,835

Gross unrealized gain	1,624,236	30,075,891
Gross unrealized loss	(1,819,422)	(3)

Net unrealized gain (loss)	$(195,186)	$30,075,888

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, options contracts and foreign currency contracts.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

25

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

9. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund or an Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund or an Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund or Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Funds will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Multi-Strategy Alternatives Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Multi-Strategy Alternatives Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Multi-Strategy Alternatives Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Multi-Strategy Alternatives Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization

26

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

9. OTHER RISKS (continued)

of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investment in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and/or an Underlying Fund and their investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

27

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Notes to Financial Statements (continued) December 31, 2024

12. SUBSEQUENT EVENTS

At a meeting held on December 11-12, 2024, upon the recommendation of Goldman Sachs Asset Management, L.P., the Trustees of the Trust approved a proposal to liquidate the Goldman Sachs Multi-Strategy Alternatives Portfolio, a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about April 11, 2025 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. Subsequent events other than the above have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Strategy Alternatives Portfolio

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	235,871	$2,114,772	8,153	$73,373

Reinvestment of distributions	12,935	115,383	14,677	130,485

Shares redeemed	(35,054)	(318,533)	(50,253)	(447,734)

	213,752	1,911,622	(27,423)	(243,876)

Service Shares

Shares sold	397,731	3,620,919	470,659	4,228,888

Reinvestment of distributions	44,144	393,763	86,067	765,139

Shares redeemed	(185,532)	(1,689,590)	(489,436)	(4,417,319)

	256,343	2,325,092	67,290	576,708

Advisor Shares

Shares sold	313,193	2,825,577	381,565	3,431,240

Reinvestment of distributions	66,618	590,908	170,191	1,504,491

Shares redeemed	(516,020)	(4,664,505)	(482,187)	(4,334,129)

	(136,209)	(1,248,020)	69,569	601,602

NET INCREASE IN SHARES	333,886	$2,988,694	109,436	$934,434

	Trend Driven Allocation Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	2,075	$26,395	1,130	$12,091

Reinvestment of distributions	970	12,289	746	8,240

Shares redeemed	(11,281)	(135,876)	(13,506)	(144,781)

	(8,236)	(97,192)	(11,630)	(124,450)

Service Shares

Shares sold	915,092	11,234,364	1,203,792	12,934,237

Reinvestment of distributions	655,926	8,251,555	419,923	4,606,548

Shares redeemed	(4,740,600)	(57,982,824)	(3,895,032)	(41,977,235)

	(3,169,582)	(38,496,905)	(2,271,317)	(24,436,450)

NET DECREASE IN SHARES	(3,177,818)	$(38,594,097)	(2,282,947)	$(24,560,900)

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs Multi-Strategy Alternatives Portfolio and Goldman Sachs Trend Driven Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Multi-Strategy Alternatives Portfolio and Goldman Sachs Trend Driven Allocation Fund (two of the funds constituting Goldman Sachs Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

29

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-ASSET STRATEGIES FUNDS

Goldman Sachs Variable Insurance Trust — Tax Information (Unaudited)

For the year ended December 31, 2024, 4.19% and 6.09% of the dividends paid from net investment company taxable income by the Multi-Strategy Alternatives Portfolio and Trend Driven Allocation Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended December 31, 2024, the Multi-Strategy Alternatives Portfolio has elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the Multi-Strategy Alternatives Portfolio from sources within foreign countries and possessions of the United States was $0.0102 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the Portfolio during the year ended December 31, 2024 from foreign sources was 2.87%. The total amount of foreign taxes paid by the Portfolio was $0.0092 per share.

30

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria,PrincipalFinancial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith,Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITFOFAR-25

Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund Annual Financial Statements December 31, 2024

Goldman Sachs Government Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments December 31, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations - 8.8%

Federal Farm Credit Banks Funding Corp.
$602,000	4.451%		05/06/25	$593,054
1,003,000	4.342		05/15/25	987,208
Federal Farm Credit Banks Funding Corp. (Prime Rate - 2.990%)
3,132,000	4.510	(a)	06/18/26	3,132,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.000%)
1,200,000	4.500	(a)	01/24/25	1,199,996
2,078,000	4.500	(a)	07/28/25	2,078,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.020%)
1,514,000	4.480	(a)	09/08/25	1,514,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.025%)
1,265,000	4.472	(a)	03/18/26	1,265,502
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.030%)
1,439,000	4.468	(a)	04/17/26	1,439,152
2,378,000	4.470	(a)	04/17/26	2,378,251
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.035%)
1,608,000	4.465	(a)	04/29/26	1,608,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.040%)
1,383,000	4.460	(a)	05/21/26	1,383,000
434,000	4.460	(a)	05/28/26	434,000
1,118,000	4.460	(a)	06/12/26	1,118,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.060%)
1,604,000	4.440	(a)	03/24/26	1,604,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.070%)
2,154,000	4.430	(a)	01/02/26	2,154,000
2,221,000	4.430	(a)	01/29/26	2,221,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.055%)
2,754,000	4.425	(a)	11/25/25	2,754,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.085%)
2,776,000	4.455	(a)	12/29/25	2,776,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.090%)
946,000	4.460	(a)	03/07/25	946,000
1,650,000	4.460	(a)	02/09/26	1,650,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.100%)
3,130,000	4.470	(a)	04/15/26	3,130,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.105%)
1,085,000	4.475	(a)	03/18/26	1,085,091
2,887,000	4.475	(a)	05/26/26	2,887,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.110%)
3,842,000	4.480	(a)	03/11/25	3,842,000
1,149,000	4.480	(a)	03/13/26	1,149,000
1,261,000	4.480	(a)	04/16/26	1,261,000
1,568,000	4.480	(a)	04/21/26	1,568,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.115%)
426,000	4.485	(a)	04/08/26	426,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.120%)
1,427,000	4.490	(a)	07/15/26	1,427,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.125%)
1,043,000	4.495	(a)	02/10/25	1,043,000
5,863,000	4.495	(a)	03/24/25	5,863,000
1,736,000	4.495	(a)	06/10/26	1,736,000
1,700,000	4.495	(a)	06/15/26	1,700,000
3,514,000	4.495	(a)	06/18/26	3,514,000
4,049,000	4.495	(a)	08/06/26	4,049,000
1,036,000	4.495	(a)	09/21/26	1,036,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.130%)
1,561,000	4.500	(a)	08/13/25	1,561,000
2,015,000	4.500	(a)	08/28/26	2,015,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)

Federal Farm Credit Banks Funding Corp. (SOFR + 0.135%)
$1,654,000	4.505	%(a)	04/29/25	$1,654,025
Federal Farm Credit Banks Funding Corp. (SOFR + 0.140%)
2,699,000	4.510	(a)	08/22/25	2,699,000
539,000	4.510	(a)	08/26/26	539,000
2,046,000	4.510	(a)	09/04/26	2,046,000
1,210,000	4.510	(a)	09/09/26	1,210,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.145%)
2,117,000	4.515	(a)	04/28/25	2,117,000
686,000	4.515	(a)	06/27/25	686,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.150%)
1,173,000	4.520	(a)	01/03/25	1,173,000
1,661,000	4.520	(a)	05/27/25	1,661,000
2,003,000	4.520	(a)	12/15/25	2,003,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.155%)
2,482,000	4.525	(a)	02/10/25	2,482,000
1,989,000	4.525	(a)	09/15/25	1,988,930
2,024,000	4.521	(a)	09/25/25	2,025,359
3,220,000	4.525	(a)	11/28/25	3,220,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.160%)
476,000	4.530	(a)	01/30/25	476,000
2,306,000	4.530	(a)	07/21/25	2,306,000
3,323,000	4.530	(a)	08/04/25	3,323,000
756,000	4.530	(a)	10/27/25	756,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.165%)
5,626,000	4.535	(a)	08/14/25	5,626,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.170%)
1,909,000	4.540	(a)	01/23/25	1,909,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.180%)
2,500,000	4.550		01/03/25	2,500,000
784,000	4.548	(a)	04/28/25	784,068
Federal Farm Credit Banks Funding Corp. (SOFR + 0.195%)
1,804,000	4.565	(a)	06/02/25	1,804,000
Federal Home Loan Bank
5,065,000	4.945		02/05/25	5,042,176
5,517,000	5.083		02/10/25	5,487,821
5,489,000	5.078		02/12/25	5,458,550
113,000	5.115		02/14/25	112,338
2,902,000	5.190		02/18/25	2,882,847
1,922,000	5.066		03/20/25	1,901,886
2,502,000	5.070		03/28/25	2,473,101
2,257,000	4.390		05/15/25	2,221,548
752,000	4.400		05/19/25	739,806
1,675,000	4.321		06/12/25	1,643,757
2,936,000	4.318		06/16/25	2,879,952
Federal Home Loan Bank (SOFR + 0.005%)
2,320,000	4.375	(a)	02/06/25	2,320,000
Federal Home Loan Bank (SOFR + 0.020%)
850,000	4.390	(a)	06/10/25	850,000
Federal Home Loan Bank (SOFR + 0.090%)
585,000	4.460	(a)	02/19/26	585,000
Federal Home Loan Bank (SOFR + 0.095%)
9,345,000	4.465	(a)	03/13/25	9,345,000
Federal Home Loan Bank (SOFR + 0.100%)
2,505,000	4.470	(a)	04/17/26	2,505,000
Federal Home Loan Bank (SOFR + 0.110%)
3,105,000	4.480	(a)	04/07/26	3,105,000
Federal Home Loan Bank (SOFR + 0.120%)
4,755,000	4.490	(a)	01/03/25	4,755,000

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – (continued)

$9,465,000	4.490	%(a)	04/17/25	$9,465,000
Federal Home Loan Bank (SOFR + 0.125%)
4,045,000	4.495	(a)	03/24/25	4,045,000
1,895,000	4.495	(a)	05/28/25	1,895,000
Federal Home Loan Bank (SOFR + 0.130%)
9,145,000	4.500	(a)	05/09/25	9,145,000
Federal Home Loan Bank (SOFR + 0.135%)
4,755,000	4.505	(a)	05/02/25	4,755,000
Federal Home Loan Bank (SOFR + 0.140%)
4,735,000	4.510	(a)	08/25/25	4,735,000
4,960,000	4.510	(a)	09/09/26	4,960,000
Federal Home Loan Bank (SOFR + 0.150%)
5,185,000	4.520	(a)	05/28/25	5,185,000
5,085,000	4.520	(a)	06/06/25	5,085,000
Federal Home Loan Bank (SOFR + 0.155%)
4,575,000	4.525	(a)	07/08/25	4,575,000
6,495,000	4.525	(a)	08/21/25	6,495,000
4,325,000	4.525	(a)	08/22/25	4,325,000
3,320,000	4.525	(a)	09/26/25	3,320,000
2,365,000	4.525	(a)	11/14/25	2,365,000
3,850,000	4.525	(a)	12/08/25	3,850,000
Federal Home Loan Bank (SOFR + 0.160%)
4,000,000	4.530	(a)	02/03/25	4,000,000
7,980,000	4.530	(a)	07/10/25	7,980,000
6,790,000	4.530	(a)	07/14/25	6,790,000
2,920,000	4.530	(a)	07/25/25	2,920,000
1,785,000	4.530	(a)	08/08/25	1,785,000
Federal Home Loan Bank (SOFR + 0.165%)
4,010,000	4.535	(a)	01/17/25	4,010,000
Federal Home Loan Mortgage Corp. (SOFR + 0.090%)
8,103,000	4.460	(a)	01/26/26	8,103,000
Federal Home Loan Mortgage Corp. (SOFR + 0.140%)
5,343,000	4.510	(a)	09/04/26	5,343,000
Federal National Mortgage Association (SOFR + 0.120%)
4,511,000	4.490	(a)	07/29/26	4,511,000
Federal National Mortgage Association (SOFR + 0.135%)
11,725,000	4.505	(a)	08/21/26	11,724,819
Federal National Mortgage Association (SOFR + 0.140%)
11,281,000	4.510	(a)	09/11/26	11,281,000
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
350,000	4.600	(a)	09/15/26	350,000
1,575,000	4.600	(a)	03/15/30	1,575,000
2,843,972	4.600	(a)	12/15/33	2,843,972

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$319,241,209

U.S. Treasury Obligations - 36.1%

United States Treasury Bills
10,180,300	4.363		02/06/25	10,133,564
14,137,800	4.560		02/06/25	14,072,896
8,000,300	4.985		02/06/25	7,963,572
1,522,300	4.987		02/06/25	1,515,311
3,415,000	4.990		02/06/25	3,399,322
2,252,600	4.991		02/06/25	2,242,259
5,451,900	4.993		02/06/25	5,426,871
118,300	4.995		02/06/25	117,757
6,439,600	4.998		02/06/25	6,410,037
24,884,300	4.363	(b)	02/13/25	24,760,335
1,818,800	4.465		03/06/25	1,804,647

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,732,400	4.470%		03/06/25	$2,711,138
7,172,400	4.475		03/06/25	7,116,588
2,049,200	4.480		03/06/25	2,033,254
10,480,700	4.506		03/06/25	10,399,145
944,400	4.526		03/11/25	936,428
6,488,900	4.527		03/11/25	6,434,124
1,103,300	4.532		03/11/25	1,093,986
5,458,700	4.537		03/11/25	5,412,620
5,533,200	4.742		03/13/25	5,483,329
5,350,100	4.521		03/25/25	5,295,888
3,490,200	4.522		03/25/25	3,454,834
512,200	4.340		03/27/25	506,938
11,832,000	4.425		03/27/25	11,710,449
258,800	4.482		03/27/25	256,141
822,300	4.488		03/27/25	813,852
1,071,200	4.527		03/27/25	1,060,195
192,700	4.533		03/27/25	190,720
289,300	4.544		03/27/25	286,328
17,302,100	4.506		04/01/25	17,111,588
3,608,600	4.511		04/01/25	3,568,866
952,700	4.299	(b)	04/03/25	942,515
7,617,100	4.304	(b)	04/03/25	7,535,671
7,796,600	4.314	(b)	04/03/25	7,713,252
10,266,100	4.320	(b)	04/03/25	10,156,352
18,164,100	4.325	(b)	04/03/25	17,969,920
9,694,000	4.330	(b)	04/03/25	9,590,368
4,749,900	4.333	(b)	04/03/25	4,699,122
15,241,700	4.335	(b)	04/03/25	15,078,761
20,545,200	4.367		04/03/25	20,325,565
619,800	4.473		04/03/25	613,174
11,333,200	4.396		04/08/25	11,202,270
3,333,300	4.397		04/08/25	3,294,791
15,527,200	4.402		04/08/25	15,347,818
7,692,700	4.407		04/08/25	7,603,828
917,100	4.423		04/08/25	906,505
1,583,000	4.428		04/08/25	1,564,712
8,845,900	4.433		04/08/25	8,743,706
1,978,700	4.438		04/08/25	1,955,841
566,300	4.443		04/08/25	559,758
377,500	4.449		04/08/25	373,139
40,911,900	4.462		04/10/25	40,427,457
93,000	4.472		04/10/25	91,899
884,400	4.497		04/10/25	873,928
7,593,000	4.333		04/15/25	7,500,468
51,019,700	4.334		04/15/25	50,397,949
9,560,700	4.339		04/15/25	9,444,189
7,375,400	4.344		04/15/25	7,285,520
6,254,400	4.360		04/15/25	6,178,181
2,584,500	4.315		04/22/25	2,550,846
4,800,000	4.326		04/22/25	4,737,496
1,094,800	4.334		04/22/25	1,080,544
314,300	4.338		04/22/25	310,207
3,633,200	4.339		04/22/25	3,585,890
4,862,300	4.344		04/22/25	4,798,985
8,139,700	4.358		04/22/25	8,033,708
2,959,900	4.467		04/24/25	2,919,618
235,300	4.484		04/24/25	232,098
1,853,800	4.485		04/24/25	1,828,571
155,800	4.494		04/24/25	153,680

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$336,200	4.497%	04/24/25	$331,625
3,113,000	4.523	04/24/25	3,070,634
3,291,600	4.303	04/29/25	3,246,367
982,800	4.308	04/29/25	969,294
10,508,800	4.313	04/29/25	10,364,389
3,183,700	4.470	05/01/25	3,137,797
33,170,500	4.483	05/01/25	32,692,244
10,060,500	4.419	05/08/25	9,908,872
2,695,600	4.420	05/08/25	2,654,973
2,730,400	4.424	05/08/25	2,689,248
1,473,600	4.425	05/08/25	1,451,390
1,266,000	4.430	05/08/25	1,246,919
1,346,400	4.438	05/08/25	1,326,108
4,604,800	4.443	05/08/25	4,535,398
1,493,100	4.292	05/15/25	1,468,412
304,400	4.404	05/15/25	299,367
58,000	4.440	05/15/25	57,041
3,868,300	4.441	05/15/25	3,804,338
561,800	4.445	05/15/25	552,511
672,100	4.464	05/15/25	660,987
16,225,200	4.467	05/15/25	15,956,918
333,500	4.469	05/15/25	327,986
4,975,200	4.470	05/15/25	4,892,936
8,420,500	4.474	05/15/25	8,281,268
1,174,600	4.475	05/15/25	1,155,178
767,800	4.476	05/15/25	755,104
6,124,600	4.479	05/15/25	6,023,330
5,174,500	4.481	05/15/25	5,088,940
645,400	4.488	05/15/25	634,728
1,351,000	5.221	05/15/25	1,328,661
3,988,900	5.222	05/15/25	3,922,944
2,630,000	5.260	05/15/25	2,586,513
1,315,000	5.263	05/15/25	1,293,257
2,630,000	5.266	05/15/25	2,586,513
2,016,100	5.284	05/15/25	1,982,764
973,700	4.460	05/22/25	957,237
1,346,400	4.462	05/22/25	1,323,636
243,200	4.463	05/22/25	239,088
16,107,500	4.467	05/22/25	15,835,167
1,243,300	4.475	05/22/25	1,222,279
3,024,300	4.477	05/22/25	2,973,168
88,700	4.480	05/22/25	87,200
588,100	4.486	05/22/25	578,157
166,700	4.488	05/22/25	163,882
3,285,800	4.491	05/22/25	3,230,246
2,155,200	4.496	05/22/25	2,118,762
168,000	4.459	05/29/25	165,014
344,000	4.461	05/29/25	337,887
10,469,600	4.464	05/29/25	10,283,545
454,200	4.467	05/29/25	446,128
1,048,500	4.488	05/29/25	1,029,867
8,051,000	4.498	05/29/25	7,907,926
1,949,300	4.323	06/05/25	1,913,501
281,100	4.324	06/05/25	275,938
275,600	4.326	06/05/25	270,539
233,800	4.343	06/05/25	229,506
1,108,900	4.349	06/05/25	1,088,535
1,648,600	4.352	06/05/25	1,618,324
204,600	4.353	06/05/25	200,843

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,542,800	4.359%		06/05/25	$2,496,102
888,900	4.363		06/05/25	872,575
1,064,600	4.388		06/05/25	1,045,049
2,729,400	4.404		06/05/25	2,679,275
16,036,300	4.462		06/05/25	15,741,795
7,058,100	4.351		06/12/25	6,924,702
1,045,000	4.298		06/20/25	1,024,466
15,813,000	4.309		06/20/25	15,502,283
1,478,100	4.257	(b)	06/26/25	1,448,007
1,159,100	4.278	(b)	06/26/25	1,135,502
906,500	4.301		06/26/25	888,044
1,360,700	4.303		06/26/25	1,332,997
1,559,400	4.313		06/26/25	1,527,652
33,608,300	4.319		06/26/25	32,924,063
13,216,900	4.282	(b)	07/03/25	12,940,604
1,100	4.041		08/07/25	1,072
132,000	4.063		08/07/25	128,632
908,600	4.069		08/07/25	885,420
1,062,100	4.404		08/07/25	1,035,004
993,000	4.418		08/07/25	967,666
589,100	4.447		08/07/25	574,071
4,475,100	4.455		08/07/25	4,360,931
176,800	4.457		08/07/25	172,289
206,300	4.460		08/07/25	201,037
2,125,200	4.466		08/07/25	2,070,982
1,572,500	4.482		08/07/25	1,532,382
278,600	4.483		08/07/25	271,492
1,032,300	4.494		08/07/25	1,005,964
44,900	4.495		08/07/25	43,755
898,600	4.503		08/07/25	875,675
1,347,900	4.514		08/07/25	1,313,512
117,900	4.535		08/07/25	114,892
2,781,200	4.553		08/07/25	2,710,246
1,541,600	4.266		09/04/25	1,498,564
558,400	4.311		09/04/25	542,812
1,925,000	4.214		10/02/25	1,866,045
2,044,200	4.274		10/02/25	1,981,594
707,600	4.285		10/02/25	685,929
586,900	4.272		10/30/25	566,749
747,800	4.279		10/30/25	722,124
1,229,600	4.290		10/30/25	1,187,382
897,500	4.296		10/30/25	866,684
1,385,000	4.302		10/30/25	1,337,446
360,100	4.314		10/30/25	347,736
277,000	4.317		10/30/25	267,489
2,219,700	4.320		10/30/25	2,143,487
1,804,300	4.326		10/30/25	1,742,349
24,989,300	4.337		10/30/25	24,131,294
9,406,800	4.436		11/28/25	9,044,406
1,423,000	4.231		12/26/25	1,365,268
643,900	4.288		12/26/25	617,776
61,411,800	4.304		12/26/25	58,920,268
United States Treasury Floating Rate Note
6,864,000	3.973		01/15/25	9,135,127
996,600	3.983		01/15/25	1,326,350
4,977,300	3.990		01/15/25	8,330,112
5,420,600	4.000		01/15/25	9,072,028
31,100	5.091		02/28/25	30,908
243,200	5.102		02/28/25	241,699

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$4,730,300	4.443%		04/30/25	$4,730,376
14,809,000	4.445		04/30/25	14,809,237
688,000	4.330		05/15/25	682,319
986,900	4.424		05/15/25	978,751
4,383,600	4.429		05/15/25	4,347,406
1,271,200	4.439		05/15/25	1,260,704
191,400	4.449		05/15/25	189,820
133,400	4.315		07/31/25	133,161
4,356,700	4.987		07/31/25	4,241,240
5,859,000	4.989		07/31/25	5,703,726
4,395,300	5.075		07/31/25	4,278,817
4,177,400	5.096		07/31/25	4,169,927
132,000	4.289		08/15/25	130,963
5,885,000	4.296		08/15/25	5,802,863
444,600	4.299		08/15/25	441,108
266,200	4.391		08/15/25	262,485
177,500	4.394		08/15/25	176,106
610,700	4.456		08/15/25	602,176
2,297,000	4.460		08/15/25	2,278,958
1,570,700	4.316		08/31/25	1,529,575
3,203,700	4.391		11/30/25	3,217,369
1,900,400	4.211		12/31/25	1,900,138
3,435,400	4.216		12/31/25	3,342,722
1,577,500	4.226		12/31/25	1,577,283
3,155,200	4.231		12/31/25	3,096,237
946,600	4.240		12/31/25	946,470
1,577,500	4.251		12/31/25	1,518,755
631,000	4.274		12/31/25	607,502
2,844,500	4.276		12/31/25	2,844,108
1,266,900	4.281		12/31/25	1,266,725
1,266,800	4.283		12/31/25	1,266,626
2,429,400	4.291		12/31/25	2,429,065
2,050,700	4.300		12/31/25	2,030,166
946,500	4.310		12/31/25	931,181
631,000	4.312		12/31/25	630,913
1,577,300	4.315		12/31/25	1,577,083
45,635,100	4.517		01/31/26	45,646,701
720,400	4.518		01/31/26	720,583
1,989,600	4.519		01/31/26	1,990,106
42,582,800	4.521		01/31/26	42,593,625
17,784,200	4.426		04/30/26	17,779,366
2,748,000	4.428		04/30/26	2,747,253
11,512,800	4.429		04/30/26	11,509,671
707,500	4.454		07/31/26	706,794
1,798,500	4.456		07/31/26	1,796,706
209,800	4.458		07/31/26	209,591
5,218,300	4.459		07/31/26	5,213,095
576,500	4.460		07/31/26	575,925
33,750,000	4.464		07/31/26	33,716,338
55,823,900	4.476		10/31/26	55,864,457
2,159,700	4.477		10/31/26	2,161,269
48,471,700	4.478		10/31/26	48,506,915
8,311,300	4.480		10/31/26	8,317,338
14,245,700	4.481		10/31/26	14,256,050
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
80,700	4.405	(a)	07/31/25	80,674

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note (3M USD T-Bill + 0.170%)
$13,083,200	4.452	%(a)	10/31/25	$13,074,616

TOTAL U.S. TREASURY OBLIGATIONS				$1,306,231,511

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,625,472,720

Repurchase Agreements(c) - 57.4%

Bank of America, National Association
15,000,000	5.430		01/31/25	$15,000,000
Maturity Value: $15,656,125
Settlement Date: 04/16/24
Collateralized by Federal National Mortgage Association, 3.000%, due 08/01/45. The market value of the collateral, including accrued interest, was $15,450,000.
7,000,000	5.310	(d)	04/30/25	$7,000,000
Maturity Value: $7,367,570
Settlement Date: 05/09/24
Collateralized by Federal National Mortgage Association, 3.000%, due 08/01/45. The market value of the collateral, including accrued interest, was $7,210,000.
3,000,000	5.350	(d)	05/15/25	$3,000,000
Maturity Value: $3,156,488
Settlement Date: 05/29/24
Collateralized by Federal National Mortgage Association, 3.000%, due 08/01/45. The market value of the collateral, including accrued interest, was $3,090,000.

Bank of Montreal
6,000,000	4.420	(d)	01/07/25	$6,000,000
Maturity Value: $6,184,903
Settlement Date: 08/06/24
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 10/01/36 to 12/01/52. The aggregate market value of the collateral, including accrued interest, was $6,180,000.

Barclays Bank PLC
10,000,000	4.360	(d)	01/07/25	$10,000,000
Maturity Value: $10,224,055
Settlement Date: 08/02/24

Collateralized by a U.S. Treasury Bond, 4.250%, due 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 01/15/27 to 01/15/30 and U.S. Treasury Notes, 2.000% to 4.625%, due 10/15/26 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $10,202,486.

11,000,000	4.360	(d)	01/07/25	$11,000,000
Maturity Value: $11,130,558
Settlement Date: 10/03/24

Collateralized by a U.S. Treasury Bond, 3.125%, due 02/15/42, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29,U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 11/15/42 and a U.S. Treasury Note, 2.625%, due 07/31/29. The aggregate market value of the collateral, including accrued interest, was $11,263,633.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$12,000,000	4.560	%(d)	01/07/25	$12,000,000
Maturity Value: $12,110,960
Settlement Date: 11/19/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 08/01/45 to 08/01/54, Federal National Mortgage Association, 2.500% to 3.500%, due 02/01/27 to 11/01/46 and Government National Mortgage Association, 2.500% to 7.000%, due 09/15/36 to 10/20/54. The aggregate market value of the collateral, including accrued interest, was $12,428,887.

BNP Paribas
1,500,000	4.440	(d)	01/07/25	$1,500,000
Maturity Value: $1,533,670
Settlement Date: 10/07/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%,due 10/15/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/30 to 02/15/50, a U.S. Treasury Note, 4.625%, due 09/30/30 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/47 to 02/15/52. The aggregate market value of the collateral, including accrued interest, was $1,530,000.

10,000,000	4.450	(d)	01/07/25	$10,000,000
Maturity Value: $10,224,972
Settlement Date: 10/07/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 08/01/50 to 09/01/54, Federal National Mortgage Association, 2.500% to 7.500%, due 09/01/33 to 11/01/54 and Government National Mortgage Association, 2.500% to 6.000%, due 09/15/39 to 01/20/54. The aggregate market value of the collateral, including accrued interest, was $10,299,998.

6,000,000	4.470	(d)	01/07/25	$6,000,000
Maturity Value: $6,134,845
Settlement Date: 11/06/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 04/01/30 to 08/01/54, Federal National Mortgage Association, 3.000% to 6.500%, due 08/01/33 to 02/01/54 and Government National Mortgage Association, 3.000% to 6.000%, due 03/20/48 to 03/20/53. The aggregate market value of the collateral, including accrued interest, was $6,180,001.

8,000,000	4.490	(d)	01/07/25	$8,000,000
Maturity Value: $8,181,596
Settlement Date: 10/08/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 03/18/25, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/30 to 02/15/44 and U.S. Treasury Notes, 3.625% to 4.875%, due 04/15/27 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $8,160,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$11,000,000	4.490	%(d)	01/07/25	$11,000,000
Maturity Value: $11,248,322
Settlement Date: 10/18/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 05/15/25, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Notes, 1.625% to 1.750%, due 10/15/27 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/31 to 08/15/48 and a U.S. Treasury Note, 3.500%, due 04/30/28. The aggregate market value of the collateral, including accrued interest, was $11,219,999.

3,000,000	4.500	(d)	01/07/25	$3,000,000
Maturity Value: $3,068,250
Settlement Date: 10/08/24

Collateralized by Federal Home Loan Bank, 2.800%, due 07/11/39, Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 08/01/52 to 08/01/54, Federal National Mortgage Association, 2.500% to 5.500%, due 01/01/50 to 07/01/60 and Government National Mortgage Association, 3.500% to 6.000%, due 03/20/48 to 01/20/54. The aggregate market value of the collateral, including accrued interest, was $3,089,888.

15,000,000	4.500	(d)	01/07/25	$15,000,000
Maturity Value: $15,228,750
Settlement Date: 11/22/24

Collateralized by U.S. Treasury Bonds, 2.000% to 4.500%, due 11/15/41 to 11/15/54, a U.S. Treasury Floating Rate Note, 4.476%, due 01/31/25, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 08/15/50, U.S. Treasury Notes, 2.875% to 3.875%, due 04/30/28 to 08/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/44 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $15,300,000.

14,000,000	4.510	(d)	01/07/25	$14,000,000
Maturity Value: $14,210,467
Settlement Date: 11/21/24

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 0.250%, due 02/15/50, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/30 to 02/15/44 and a U.S. Treasury Note, 4.250%, due 06/30/29. The aggregate market value of the collateral, including accrued interest, was $14,280,000.

20,000,000	4.520	(d)	01/07/25	$20,000,000
Maturity Value: $20,301,333
Settlement Date: 11/18/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 01/01/29 to 12/01/54, Federal National Mortgage Association, 2.500% to 6.500%, due 06/01/38 to 11/01/54, Federal National Mortgage Association Stripped Security, 0.000%, due 08/06/34, Government National Mortgage Association, 3.000% to 6.000%, due 04/20/48 to 01/20/54, a U.S. Treasury Bond, 3.000%, due 05/15/42 and a U.S. Treasury Note, 3.625%, due 05/31/28. The aggregate market value of the collateral, including accrued interest, was $20,584,870.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$11,000,000	4.600	%(d)	01/07/25	$11,000,000
Maturity Value: $11,132,122
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 1.875% to 6.500%, due 11/15/26 to 11/15/51, a U.S. Treasury Floating Rate Note, 4.521%, due 01/31/26, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 10/15/26 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/30 to 05/15/44 and U.S. Treasury Notes, 2.375% to 4.375%, due 05/31/28 to 11/30/30. The aggregate market value of the collateral, including accrued interest, was $11,220,002.

BofA Securities, Inc.
30,000,000	4.400	(d)	01/07/25	$30,000,000
Maturity Value: $30,784,667
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 2.680% to 4.330%, due 10/07/26 to 01/05/37 and a U.S. Treasury Bond, 4.375%, due 05/15/40. The aggregate market value of the collateral, including accrued interest, was $30,600,058.

3,000,000	4.410	(d)	01/07/25	$3,000,000
Maturity Value: $3,036,015
Settlement Date: 10/03/24
Collateralized by Federal Home Loan Bank, 4.000%, due 06/30/28 and a U.S. Treasury Note, 4.500%, due 05/31/29. The aggregate market value of the collateral, including accrued interest, was $3,060,008.
10,000,000	4.410	(d)	01/07/25	$10,000,000
Maturity Value: $10,262,150
Settlement Date: 06/27/24

Collateralized by Federal Farm Credit Bank, 4.541%, due 10/16/26, Federal Home Loan Bank, 4.250% to 4.615%, due 05/28/25 to 12/10/27, Federal Home Loan Mortgage Corp., 0.000%, due 11/15/38, Federal National Mortgage Association, 0.750%, due 10/08/27, Tennessee Valley Authority, 3.875% to 5.375%, due 03/15/28 to 09/15/65, U.S. Treasury Bonds, 2.250% to 2.875%, due 05/15/41 to 11/15/46 and a U.S. Treasury Note, 1.750%, due 11/15/29. The aggregate market value of the collateral, including accrued interest, was $10,200,035.

Citibank, National Association
12,000,000	4.380	(d)	01/07/25	$12,000,000
Maturity Value: $12,112,420
Settlement Date: 10/29/24

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 10/01/34 to 03/01/54, Federal National Mortgage Association, 2.000% to 6.500%, due 11/01/51 to 01/01/55 and Government National Mortgage Association, 6.500% to 7.000%, due 08/20/54 to 10/20/54. The aggregate market value of the collateral, including accrued interest, was $12,239,999.

Citigroup Global Markets, Inc.
8,000,000	4.380	(d)	01/07/25	$8,000,000
Maturity Value: $8,090,520
Settlement Date: 12/17/24
Collateralized by a U.S. Treasury Note, 0.375%, due 09/30/27. The market value of the collateral, including accrued interest, was $8,160,024.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$27,000,000	4.380	%(d)	01/07/25	$27,000,000
Maturity Value: $27,338,355
Settlement Date: 10/04/24
Collateralized by U.S. Treasury Notes, 0.375% to 4.500%, due 04/30/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $27,540,003.
12,000,000	4.390	(d)	01/07/25	$12,000,000
Maturity Value: $12,136,090
Settlement Date: 12/17/24
Collateralized by a U.S. Treasury Note, 3.125%, due 11/15/28. The market value of the collateral, including accrued interest, was $12,240,021.
36,000,000	4.390	(d)	01/07/25	$36,000,000
Maturity Value: $36,452,170
Settlement Date: 10/04/24
Collateralized by U.S. Treasury Notes, 2.125% to 4.625%, due 05/15/25 to 09/30/30. The aggregate market value of the collateral, including accrued interest, was $36,720,072.
38,000,000	4.400	(d)	01/07/25	$38,000,000
Maturity Value: $38,575,911
Settlement Date: 10/09/24
Collateralized by a U.S. Treasury Note, 2.125%, due 05/15/25. The market value of the collateral, including accrued interest, was $38,760,000.
18,000,000	5.335	(d)	01/10/25	$18,000,000
Maturity Value: $18,730,895
Settlement Date: 04/11/24
Collateralized by U.S. Treasury Notes, 2.500% to 2.750%, due 02/28/26 to 05/31/29. The aggregate market value of the collateral, including accrued interest, was $18,360,087.
6,000,000	5.200	(d)	01/15/25	$6,000,000
Maturity Value: $6,144,733
Settlement Date: 08/01/24
Collateralized by a U.S. Treasury Note, 4.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $6,120,041.
3,000,000	5.210	(d)	01/17/25	$3,000,000
Maturity Value: $3,079,887
Settlement Date: 07/17/24
Collateralized by a U.S. Treasury Note, 3.750%, due 05/31/30. The market value of the collateral, including accrued interest, was $3,060,047.
6,000,000	5.210	(d)	01/17/25	$6,000,000
Maturity Value: $6,160,642
Settlement Date: 07/16/24
Collateralized by a U.S. Treasury Note, 4.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $6,120,041.
4,000,000	5.150	(d)	01/28/25	$4,000,000
Maturity Value: $4,102,428
Settlement Date: 08/02/24
Collateralized by a U.S. Treasury Note, 1.875%, due 02/15/32. The market value of the collateral, including accrued interest, was $4,080,003.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$6,000,000	4.560	%(d)	04/17/25	$6,000,000
Maturity Value: $6,137,560
Settlement Date: 10/18/24
Collateralized by a U.S. Treasury Note, 4.000%, due 01/15/27. The market value of the collateral, including accrued interest, was $6,120,041.
12,000,000	4.520	(d)	04/24/25	$12,000,000
Maturity Value: $12,274,213
Settlement Date: 10/24/24
Collateralized by a U.S. Treasury Note, 3.125%, due 11/15/28. The market value of the collateral, including accrued interest, was $12,240,021.
3,000,000	5.350	(d)	05/29/25	$3,000,000
Maturity Value: $3,162,283
Settlement Date: 05/30/24
Collateralized by a U.S. Treasury Note, 3.750%, due 05/31/30. The market value of the collateral, including accrued interest, was $3,060,047.

Credit Agricole Corporate and Investment Bank
8,000,000	4.370	(d)	01/07/25	$8,000,000
Maturity Value: $8,147,609
Settlement Date: 10/16/24
Collateralized by U.S. Treasury Notes, 1.625% to 4.500%, due 05/15/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $8,160,005.
8,000,000	4.370	(d)	01/07/25	$8,000,000
Maturity Value: $8,084,487
Settlement Date: 12/23/24
Collateralized by U.S. Treasury Notes, 1.625% to 4.500%, due 05/15/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $8,160,005.
10,000,000	4.370	(d)	01/07/25	$10,000,000
Maturity Value: $10,208,789
Settlement Date: 07/29/24
Collateralized by U.S. Treasury Notes, 1.625% to 4.500%, due 05/15/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $10,200,032.
11,000,000	4.370	(d)	01/07/25	$11,000,000
Maturity Value: $11,244,356
Settlement Date: 09/25/24
Collateralized by U.S. Treasury Notes, 1.625% to 4.500%, due 05/15/25 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $11,220,091.
20,000,000	4.370	(d)	01/07/25	$20,000,000
Maturity Value: $20,417,578
Settlement Date: 07/29/24
Collateralized by U.S. Treasury Notes, 1.500% to 4.500%, due 05/15/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $20,400,084.
20,000,000	4.370	(d)	01/07/25	$20,000,000
Maturity Value: $20,441,855
Settlement Date: 07/19/24
Collateralized by U.S. Treasury Notes, 1.500% to 4.500%, due 05/15/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $20,400,084.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$24,000,000	4.370	%(d)	01/07/25	$24,000,000
Maturity Value: $24,515,660
Settlement Date: 07/24/24
Collateralized by U.S. Treasury Notes, 1.500% to 4.500%, due 05/15/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $24,480,084.

HSBC Bank PLC
18,000,000	4.380	(d)	01/07/25	$18,000,000
Maturity Value: $18,177,390
Settlement Date: 10/25/24

Collateralized by a U.S. Treasury Bond, 4.750%, due 11/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 1.750%, due 01/15/28 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/29 to 01/15/32 and U.S. Treasury Notes, 0.500% to 4.625%, due 02/15/26 to 11/15/30. The aggregate market value of the collateral, including accrued interest, was $18,442,244.

HSBC Securities (USA), Inc.
12,000,000	4.370	(d)	01/07/25	$12,000,000
Maturity Value: $12,119,446
Settlement Date: 10/24/24
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/46. The market value of the collateral, including accrued interest, was $12,243,002.
40,000,000	4.380	(d)	01/07/25	$40,000,000
Maturity Value: $40,399,067
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/47 and a U.S. Treasury Note, 2.375%, due 03/31/29. The aggregate market value of the collateral, including accrued interest, was $40,809,997.

J.P. Morgan Securities LLC
10,000,000	4.400	(d)	01/07/25	$10,000,000
Maturity Value: $10,224,889
Settlement Date: 07/10/24

Collateralized by Federal Farm Credit Bank, 2.350%, due 08/24/46, Federal Home Loan Bank, 5.500%, due 07/15/36 and Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/31 to 11/01/54. The aggregate market value of the collateral, including accrued interest, was $10,301,360.

Joint Account III
873,200,000	4.466	(d)	01/02/25	$873,200,000
Maturity Value: $873,416,658

Royal Bank of Canada
20,000,000	5.260	(d)	01/02/25	$20,000,000
Maturity Value: $20,534,767
Settlement Date: 07/03/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 06/01/43 to 11/01/54 and Federal National Mortgage Association, 1.500% to 6.500%, due 07/01/43 to 10/01/54. The aggregate market value of the collateral, including accrued interest, was $20,400,000.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada – (continued)
$2,000,000	4.540	%(d)	01/07/25	$2,000,000
Maturity Value: $2,017,655
Settlement Date: 11/21/24

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 06/01/43 to 11/01/54 and Federal National Mortgage Association, 5.500% to 6.500%, due 08/01/53 to 09/01/54. The aggregate market value of the collateral, including accrued interest, was $2,040,000.

5,000,000	4.560	(d)	01/07/25	$5,000,000
Maturity Value: $5,052,567
Settlement Date: 11/08/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 12/01/49 to 11/01/54 and Federal National Mortgage Association, 3.000% to 6.500%, due 08/01/52 to 09/01/54. The aggregate market value of the collateral, including accrued interest, was $5,100,001.

60,000,000	4.560	(d)	01/07/25	$60,000,000
Maturity Value: $60,630,800
Settlement Date: 11/08/24

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 06/01/43 to 12/01/54 and Federal National Mortgage Association, 2.000% to 6.500%, due 06/01/46 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $61,200,000.

12,000,000	5.030	(d)	01/07/25	$12,000,000
Maturity Value: $12,600,247
Settlement Date: 03/07/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 12/01/49 to 11/01/54 and Federal National Mortgage Association, 1.500% to 6.500%, due 07/01/43 to 09/01/54. The aggregate market value of the collateral, including accrued interest, was $12,239,999.

7,500,000	5.090	(d)	01/07/25	$7,500,000
Maturity Value: $7,878,569
Settlement Date: 03/01/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 06/01/43 to 11/01/54 and Federal National Mortgage Association, 2.000% to 6.500%, due 02/01/45 to 09/01/54. The aggregate market value of the collateral, including accrued interest, was $7,650,001.

5,000,000	5.110	(d)	01/07/25	$5,000,000
Maturity Value: $5,254,080
Settlement Date: 02/29/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 12/01/49 to 11/01/54 and Federal National Mortgage Association, 2.000% to 6.500%, due 02/01/45 to 08/01/59. The aggregate market value of the collateral, including accrued interest, was $5,099,999.

Wells Fargo Securities, LLC
500,000,000	4.460	(d)	01/02/25	$500,000,000
Maturity Value: $500,123,889
Collateralized by Government National Mortgage Association, 2.000% to 7.500%, due 03/20/26 to 10/20/54. The aggregate market value of the collateral, including accrued interest, was $515,000,005.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC – (continued)
$14,000,000	4.980	%(d)	01/03/25	$14,000,000
Maturity Value: $14,220,780
Settlement Date: 09/11/24
Collateralized by Federal National Mortgage Association, 2.500% to 5.000%, due 07/01/26 to 01/01/55. The aggregate market value of the collateral, including accrued interest, was $14,420,000.

TOTAL REPURCHASE AGREEMENTS				$2,077,200,000

TOTAL INVESTMENTS - 102.3%				$3,702,672,720

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%				(82,607,986)

NET ASSETS - 100.0%				$3,620,064,734

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on December 31, 2024. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature. Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
Mo.	— Month
PLC	— Public Limited Company
Prime	— Federal Reserve Bank Prime Loan Rate US
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III— At December 31, 2024, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of January 2, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Government Money Market Fund	$873,200,000	$873,416,658	$899,378,310

REPURCHASE AGREEMENTS— At December 31, 2024, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount

ABN Amro Bank N.V.	4.520%	$89,558,974

Bank of America, N.A.	4.460	335,846,154

Wells Fargo Securities, LLC	4.460	447,794,872

Total		$873,200,000

At December 31, 2024, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal Home Loan Mortgage Corp.	1.500% to 7.500%	03/01/33 to 01/01/55

Federal National Mortgage Association	2.000 to 5.500	08/01/33 to 05/01/54

Government National Mortgage Association	1.500 to 7.500	03/20/28 to 12/20/54

U.S. Treasury Notes	0.375 to 4.875	11/30/25 to 05/15/34

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities December 31, 2024

Goldman Sachs Government Money Market Fund

Assets:

Investments based on amortized cost	$1,625,472,720
Repurchase agreements based on amortized cost	2,077,200,000
Cash	26,164,560
Receivables:
Investments sold	31,578,862
Interest	10,606,820
Fund shares sold	4,105,930
Reimbursement from investment adviser	3,524

Total assets	3,775,132,416

Liabilities:

Payables:
Investments purchased	113,973,129
Fund shares redeemed	40,399,849
Management fees	241,589
Distribution and Service fees and Transfer Agency fees	113,308
Accrued expenses	339,807

Total liabilities	155,067,682

Net Assets:
Paid-in capital	3,619,721,320
Total distributable earnings	343,414

NET ASSETS	$3,620,064,734
Net Assets:
Institutional Shares	$2,871,688,915
Service Shares	748,375,819
Total Net Assets	$3,620,064,734
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	2,871,415,798
Service Shares	748,305,503
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00
Service Shares	1.00

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations For the Fiscal Year Ended December 31, 2024

Goldman Sachs Government Money Market Fund

Investment income:

Interest income	$147,522,909

Expenses:

Management fees	4,543,029

Distribution and Service fees—Service Shares	1,930,889

Transfer Agency fees(a)	567,827

Printing and mailing costs	363,991

Custody, accounting and administrative services	151,030

Professional fees	122,526

Trustee fees	34,669

Other	45,288

Total expenses	7,759,249

Less — expense reductions	(632,158)

Net expenses	7,127,091

NET INVESTMENT INCOME	140,395,818

Net realized gain from investment transactions	834,649

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,230,467

(a)	Institutional and Service Shares incurred Transfer Agency fees of $413,369 and $154,458, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	Goldman Sachs Government Money Market Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$140,395,818	$111,961,066

Net realized gain from investment transactions	834,649	316,911

Net increase in net assets resulting from operations	141,230,467	112,277,977

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(103,853,032)	(76,620,390)

Service Shares	(37,103,765)	(35,577,989)

Total distributions to shareholders	(140,956,797)	(112,198,379)

From share transactions (at $ 1.00 per share):

Proceeds from sales of shares	2,380,943,637	2,274,304,705

Reinvestment of distributions	140,916,235	111,955,715

Cost of shares redeemed	(1,440,158,719)	(2,361,010,400)

Net increase in net assets resulting from share transactions	1,081,701,153	25,250,020

TOTAL INCREASE	1,081,974,823	25,329,618

Net Assets:

Beginning of year	$2,538,089,911	$2,512,760,293

End of year	$3,620,064,734	$2,538,089,911

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	Goldman Sachs Government Money Market Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.050	0.050	0.016	–	(b)	0.004

Distributions to shareholders from net investment income(c)	(0.050)	(0.050)	(0.016)	–	(b)	(0.004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)	5.17%	5.05%	1.58%	0.01%		0.43%

Net assets, end of year (in 000’s)	$2,871,689	$1,756,707	$1,834,293	$523,751		$582,216

Ratio of net expenses to average net assets	0.18%	0.19%	0.17%	0.09%		0.18%

Ratio of total expenses to average net assets	0.20%	0.21%	0.20%	0.21%		0.20%

Ratio of net investment income to average net assets	5.00%	4.96%	1.92%	–	%(e)	0.35%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Goldman Sachs Government Money Market Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021		2020

Per Share Data

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.048	0.047	0.014	–	(b)	0.003

Distributions to shareholders from net investment income(c)	(0.048)	(0.047)	(0.014)	–	(b)	(0.003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)	4.91%	4.79%	1.37%	0.01%		0.27%

Net assets, end of year (in 000’s)	$748,376	$781,383	$678,468	$501,008		$579,416

Ratio of net expenses to average net assets	0.43%	0.44%	0.38%	0.09%		0.33%

Ratio of total expenses to average net assets	0.46%	0.46%	0.45%	0.46%		0.45%

Ratio of net investment income to average net assets	4.79%	4.70%	1.48%	–	%(e)	0.19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Amount is less than 0.005%.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule

2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Goldman Sachs Government Money Market Fund

Distributions paid from:

Ordinary Income	$ 140,946,065

Long-term capital gains	10,732

Total taxable distributions	$ 140,956,797

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Goldman Sachs Government Money Market Fund

Distributions paid from:

Ordinary Income	$ 112,198,379

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Goldman Sachs Government Money Market Fund

Undistributed ordinary income — net	$ 369,881

Undistributed long-term capital gains	1,066

Total undistributed earnings	$ 370,947

Unrealized gains (losses) — net	(27,533)

Total accumulated earnings (losses) — net	$ 343,414

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”).

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As of December 31, 2024, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the fiscal year ended December 31, 2024, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Fund	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs Government Money Market Fund	$ 632,158	$ 632,158

E. Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Institutional Shares		Service Shares

Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the fiscal year ended December 31, 2024	Contractual rate, if any	Ratio of net expenses to average net assets for the fiscal year ended December 31, 2024

Management Fee	0.16%	0.16%	0.16%	0.16%

Distribution and Service Fees	N/A	N/A	0.25	0.25

Transfer Agency Fees	0.02	0.02	0.02	0.02

Other Expenses	—	0.02	—	0.03

Total Annual Fund Operating Expenses		0.20		0.46

Other Reimbursements		(0.02)		(0.03)

Net Expenses		0.18%		0.43%

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

N/A — Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the fiscal year ended December 31, 2024, the purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Goldman Sachs Government Money Market Fund	$1,813,184	$—	$—

G. Line of Credit Facility — As of December 31, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

5. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued) December 31, 2024

6. INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Government Money Market Fund

	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

	Shares	Shares

Institutional Shares*

Shares sold	2,103,638,162	1,959,289,446

Reinvestment of distributions	103,810,381	76,375,080

Shares redeemed	(1,092,691,213)	(2,113,305,922)

	1,114,757,330	(77,641,396)

Service Shares*

Shares sold	277,305,475	315,015,259

Reinvestment of distributions	37,105,854	35,580,635

Shares redeemed	(347,467,506)	(247,704,478)

	(33,056,177)	102,891,416

NET INCREASE IN SHARES	1,081,701,153	25,250,020

* Valued at $1.00 per share.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs Government Money Market Fund (one of the funds constituting Goldman Sachs Variable Insurance Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

23

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Goldman Sachs Variable Insurance Trust — Tax Information (Unaudited)

For the year ended December 31, 2024, the Government Money Market Fund designated 99.37% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

Pursuant to Section 852 of the Internal Revenue Code, the Government Money Market Fund, designates $10,732, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2024.

24

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent © 2025 Goldman Sachs. All rights reserved. VITMMAR-25 TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282

Goldman Sachs Variable Insurance Trust Goldman Sachs Core Fixed Income Fund Annual Financial Statements December 31, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 33.8%

FHLMC
$2,024	7.500%	12/01/29	$2,117
783	5.000	10/01/33	785
1,080	5.000	07/01/35	1,081
1,637	5.000	12/01/35	1,640
323	5.000	03/01/38	322
825	5.000	06/01/41	824
4,055	4.500	08/01/48	3,866
5,024	4.500	11/01/48	4,789
511,601	3.000	09/01/49	443,358
372,154	4.000	03/01/50	344,743
748,303	4.500	03/01/50	715,014
258,922	3.000	10/01/50	223,089
867,774	2.500	02/01/51	711,443
1,767,529	2.000	05/01/51	1,379,697
816,662	2.500	05/01/51	671,393
819,065	2.500	05/01/51	677,140
1,851,952	2.500	08/01/51	1,533,783
756,690	2.500	09/01/51	622,736
759,561	4.500	04/01/52	717,464
525,424	4.500	06/01/52	498,228
344,696	6.000	12/01/52	350,982
952,575	6.500	06/01/54	987,747
FNMA
2	9.000	11/01/25	2
3,959	7.000	08/01/26	3,997
1,429	8.000	10/01/29	1,479
674	8.500	04/01/30	708
1,277	8.000	05/01/30	1,301
2,281	8.000	08/01/32	2,419
3,251	4.500	08/01/39	3,168
5,721	3.000	01/01/43	5,133
11,126	3.000	01/01/43	9,977
6,321	3.000	03/01/43	5,698
17,020	3.000	03/01/43	15,138
53,466	3.000	03/01/43	47,537
7,018	3.000	04/01/43	6,271
8,515	3.000	04/01/43	7,575
12,462	3.000	04/01/43	11,076
15,658	3.000	04/01/43	13,920
65,776	3.000	04/01/43	58,476
8,671	3.000	05/01/43	7,694
32,228	3.000	05/01/43	28,637
36,492	3.000	05/01/43	32,439
203,348	4.500	04/01/45	196,399
24,238	4.500	05/01/45	23,402
117,058	4.000	02/01/48	108,912
139,139	4.000	03/01/48	129,456
2,578	4.000	07/01/48	2,397
8,390	4.000	07/01/48	7,809
230,746	4.500	07/01/48	219,977
150,710	4.000	08/01/48	140,128
120,270	5.000	11/01/48	118,474
1,785,348	2.000	10/01/50	1,398,627
407,583	3.000	10/01/50	352,578
513,094	3.000	10/01/50	442,086
524,985	3.000	10/01/50	454,136
1,784,622	2.000	11/01/50	1,395,828
68,439	2.500	03/01/51	56,623

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA – (continued)
$86,216	2.500%	09/01/51	$71,249
341,332	2.500	10/01/51	282,799
156,602	2.500	11/01/51	129,417
199,803	2.500	11/01/51	165,478
1,291,243	6.000	11/01/52	1,311,561
822,160	5.500	04/01/53	816,508
1,679,042	6.500	09/01/53	1,728,838
4,000,000	2.500	TBA-30yr(a)	3,256,724
2,000,000	3.000	TBA-30yr(a)	1,696,898
2,000,000	3.500	TBA-30yr(a)	1,767,187
3,000,000	5.000	TBA-30yr(a)	2,893,887
7,000,000	5.500	TBA-30yr(a)	6,904,639
FNMA, Series 2012-111, Class B
4,198	7.000	10/25/42	4,441
FNMA, Series 2012-153, Class B
11,273	7.000	07/25/42	12,020
GNMA
480	7.000	11/15/25	480
89	7.000	04/15/26	89
277	7.000	04/15/26	277
403	7.000	03/15/27	404
155	7.000	11/15/27	156
887	7.000	11/15/27	904
1,865	7.000	02/15/28	1,882
47	7.000	05/15/28	48
864	7.000	06/15/28	875
459	7.000	07/15/28	466
843	7.000	07/15/28	853
36,309	6.000	08/20/34	37,729
34,715	5.000	06/15/40	34,508
141,069	4.000	08/20/43	132,638
53,792	4.000	10/20/45	50,229
813,683	4.000	07/20/48	756,486
26,327	5.000	08/20/48	25,908
87,963	4.500	09/20/48	83,997
93,252	5.000	10/20/48	91,653
254,943	5.000	11/20/48	250,570
32,467	5.000	12/20/48	31,910
204,506	4.500	01/20/49	195,159
27,976	4.500	03/20/49	26,697
573,025	3.000	08/20/49	500,912
181,755	4.500	10/20/49	174,170
372,170	3.000	03/20/50	324,035
177,638	4.500	03/20/50	169,463
745,317	3.000	11/20/51	647,490
877,857	3.000	11/20/51	754,168
854,829	4.500	09/20/52	808,879
855,271	4.500	10/20/52	810,366
3,000,000	2.000	TBA-30yr(a)	2,400,168
2,000,000	2.500	TBA-30yr(a)	1,669,782
2,000,000	3.500	TBA-30yr(a)	1,788,058
1,000,000	4.000	TBA-30yr(a)	920,802
3,000,000	5.500	TBA-30yr(a)	2,972,757
3,000,000	6.000	TBA-30yr(a)	3,018,516
1,000,000	6.500	TBA-30yr(a)	1,016,641

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)

GNMA, Series 2021-135, Class A
$869,160	2.000%	08/20/51		$688,795

TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,622,127)				56,632,284

Corporate Bonds – 23.0%

Aerospace/Defense – 0.9%
Boeing Co. (The)
50,000	3.450	11/01/28	(b)	46,715
2,000	2.950	02/01/30	(b)	1,784
22,000	5.150	05/01/30	(b)	21,712
187,000	6.528	05/01/34	(b)	195,892
25,000	3.250	02/01/35	(b)	19,933
325,000	5.705	05/01/40	(b)	309,509
100,000	5.805	05/01/50	(b)	92,830
174,000	6.858	05/01/54	(b)	185,004
Howmet Aerospace, Inc.
122,000	4.850	10/15/31	(b)	119,768
L3Harris Technologies, Inc.
50,000	5.600	07/31/53	(b)	48,499
Northrop Grumman Corp.
75,000	3.250	01/15/28	(b)	71,669
25,000	4.750	06/01/43		22,434
50,000	5.250	05/01/50	(b)	46,833
RTX Corp.
50,000	3.950	08/16/25	(b)	49,746
50,000	4.125	11/16/28	(b)	48,694
175,000	6.100	03/15/34	(b)	184,239
25,000	4.050	05/04/47	(b)	19,648

				1,484,909

Agriculture – 0.2%
Archer-Daniels-Midland Co.
25,000	3.250	03/27/30	(b)	23,078
100,000	2.900	03/01/32	(b)	86,414
Bunge Ltd. Finance Corp.
139,000	4.200	09/17/29	(b)	134,895
139,000	4.650	09/17/34	(b)	131,305

				375,692

Auto Manufacturers – 0.4%
Ford Motor Credit Co. LLC
215,000	5.850	05/17/27	(b)	217,230
General Motors Co.
25,000	4.000	04/01/25		24,933
General Motors Financial Co., Inc.
125,000	4.300	07/13/25	(b)	124,567
125,000	1.500	06/10/26	(b)	119,134
125,000	2.350	01/08/31	(b)	104,774
Hyundai Capital America
160,000	5.400	06/24/31	(b)(c)	160,075

				750,713

Banks – 5.4%
Bank of America Corp.
(SOFR + 1.290%)
140,000	5.080	01/20/27	(b)(d)	140,434
(TSFR3M + 1.302%)
85,000	3.419	12/20/28	(b)(d)	81,500

Principal Amount	Interest Rate	Maturity Date		Value

Corporate Bonds – (continued)

Banks – (continued)
(SOFR + 1.630%)
$370,000	5.202%	04/25/29	(b)(d)	$371,848
(SOFR + 2.150%)
175,000	2.592	04/29/31	(b)(d)	153,818
(SOFR + 1.220%)
110,000	2.299	07/21/32	(b)(d)	91,738
(SOFR + 1.830%)
390,000	4.571	04/27/33	(b)(d)	371,008
(US 5 Year CMT T-Note + 1.200%)
100,000	2.482	09/21/36	(b)(d)	81,454
Bank of America Corp., GMTN
(TSFR3M + 1.632%)
25,000	3.593	07/21/28	(b)(d)	24,198
Bank of America Corp., MTN
45,000	3.248	10/21/27	(b)	43,378
(TSFR3M + 1.837%)
75,000	3.824	01/20/28	(b)(d)	73,446
(SOFR + 1.050%)
400,000	2.551	02/04/28	(b)(d)	381,209
(SOFR + 2.040%)
305,000	4.948	07/22/28	(b)(d)	305,599
(TSFR3M + 1.572%)
50,000	4.271	07/23/29	(b)(d)	48,685
(SOFR + 1.530%)
50,000	1.898	07/23/31	(b)(d)	42,076
(SOFR + 1.330%)
75,000	2.972	02/04/33	(b)(d)	64,492
(SOFR + 2.160%)
73,000	5.015	07/22/33	(b)(d)	71,609
Bank of America Corp., Series L
25,000	4.183	11/25/27	(b)	24,552
Bank of America Corp., Series N
(SOFR + 1.220%)
50,000	2.651	03/11/32	(b)(d)	43,045
Bank of New York Mellon Corp. (The)
(SOFR + 1.755%)
20,000	4.596	07/26/30	(b)(d)	19,747
Citigroup, Inc.
220,000	3.400	05/01/26		216,217
150,000	4.450	09/29/27		147,920
(SOFR + 1.422%)
75,000	2.976	11/05/30	(b)(d)	67,702
(SOFR + 1.351%)
200,000	3.057	01/25/33	(b)(d)	171,755
(SOFR + 2.086%)
165,000	4.910	05/24/33	(b)(d)	159,285
Fifth Third Bancorp
30,000	2.375	01/28/25	(b)	29,941
Huntington Bancshares, Inc.
50,000	4.000	05/15/25	(b)	49,817
(SOFRINDX + 1.870%)
415,000	5.709	02/02/35	(d)	414,550
JPMorgan Chase & Co.
(TSFR3M + 1.507%)
100,000	3.960	01/29/27	(b)(d)	99,133
15,000	3.625	12/01/27	(b)	14,576

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
(TSFR3M + 1.599%)
$972,000	3.782%	02/01/28(b)(d)	$951,005
(TSFR3M + 1.207%)
45,000	3.509	01/23/29(b)(d)	43,187
(TSFR3M + 3.790%)
25,000	4.493	03/24/31(b)(d)	24,346
(SOFR + 2.040%)
25,000	2.522	04/22/31(b)(d)	21,996
(SOFR + 1.260%)
150,000	2.963	01/25/33(b)(d)	129,680
(SOFR + 2.080%)
165,000	4.912	07/25/33(b)(d)	161,412
(SOFR + 1.620%)
100,000	5.336	01/23/35(b)(d)	99,443
(SOFR + 1.340%)
430,000	4.946	10/22/35(d)	414,626
M&T Bank Corp.
(SOFR + 2.800%)
265,000	7.413	10/30/29(b)(d)	283,870
Morgan Stanley
25,000	3.625	01/20/27	24,532
20,000	3.950	04/23/27	19,592
(SOFR + 1.295%)
213,000	5.050	01/28/27(b)(d)	213,658
(SOFR + 1.000%)
200,000	2.475	01/21/28(b)(d)	190,482
(SOFR + 2.076%)
165,000	4.889	07/20/33(b)(d)	159,770
(SOFR + 1.730%)
70,000	5.466	01/18/35(b)(d)	69,640
(SOFR + 1.555%)
420,000	5.320	07/19/35(b)(d)	413,635
(SOFR + 1.360%)
150,000	2.484	09/16/36(b)(d)	122,002
Morgan Stanley, GMTN
(TSFR3M + 1.890%)
25,000	4.431	01/23/30(b)(d)	24,357
(SOFR + 1.143%)
400,000	2.699	01/22/31(b)(d)	355,207
Morgan Stanley, MTN
(SOFR + 1.590%)
305,000	5.164	04/20/29(b)(d)	305,869
(SOFR + 3.120%)
50,000	3.622	04/01/31(b)(d)	46,389
(SOFR + 1.034%)
75,000	1.794	02/13/32(b)(d)	61,220
Truist Financial Corp., MTN
(SOFR + 2.050%)
50,000	6.047	06/08/27(b)(d)	50,790
US Bancorp
(SOFR + 2.020%)
145,000	5.775	06/12/29(b)(d)	148,418
Wells Fargo & Co.
175,000	3.000	10/23/26	169,686
Wells Fargo & Co., GMTN
50,000	4.300	07/22/27	49,353

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Banks – (continued)
Wells Fargo & Co., MTN
(SOFR + 1.980%)
$215,000	4.808%	07/25/28(b)(d)	$214,178
(SOFR + 2.100%)
408,000	4.897	07/25/33(b)(d)	394,250
(TSFR3M + 4.502%)
25,000	5.013	04/04/51(b)(d)	22,289

			8,989,614

Beverages – 0.4%
Coca-Cola Consolidated, Inc.
98,000	5.450	06/01/34(b)	98,689
Constellation Brands, Inc.
50,000	4.400	11/15/25(b)	49,882
50,000	3.600	02/15/28(b)	48,019
25,000	3.150	08/01/29(b)	23,029
100,000	2.250	08/01/31(b)	83,127
Keurig Dr Pepper, Inc.
225,000	4.597	05/25/28(b)	223,088
25,000	3.800	05/01/50(b)	18,370
58,000	4.500	04/15/52(b)	47,765

			591,969

Biotechnology – 0.5%
Amgen, Inc.
70,000	3.125	05/01/25(b)	69,611
239,000	5.250	03/02/30(b)	241,179
238,000	5.250	03/02/33(b)	236,320
Royalty Pharma PLC
75,000	1.200	09/02/25(b)	73,120
198,000	5.400	09/02/34(b)	192,777

			813,007

Building Materials – 0.3%
Carrier Global Corp.
150,000	2.493	02/15/27(b)	143,442
75,000	2.722	02/15/30(b)	67,095
166,000	5.900	03/15/34(b)	171,800
Martin Marietta Materials, Inc.
175,000	3.200	07/15/51(b)	113,539
Masco Corp.
50,000	1.500	02/15/28(b)	45,056

			540,932

Chemicals – 0.2%
DuPont de Nemours, Inc.
50,000	4.493	11/15/25(b)	49,880
Ecolab, Inc.
4,000	2.750	08/18/55(b)	2,348
Huntsman International LLC
25,000	4.500	05/01/29(b)	23,845
International Flavors & Fragrances, Inc.
75,000	1.832	10/15/27(b)(c)	68,861
150,000	2.300	11/01/30(b)(c)	127,344
50,000	3.268	11/15/40(b)(c)	35,626
Sherwin-Williams Co. (The)
25,000	3.450	06/01/27(b)	24,311
50,000	2.950	08/15/29(b)	45,889

			378,104

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Services – 0.3%
Global Payments, Inc.
$50,000	2.650%	02/15/25(b)	$49,814
PayPal Holdings, Inc.
150,000	1.650	06/01/25(b)	148,015
75,000	2.650	10/01/26(b)	72,623
25,000	2.850	10/01/29(b)	22,845
Quanta Services, Inc.
182,000	5.250	08/09/34(b)	178,041
S&P Global, Inc.
75,000	4.250	05/01/29(b)	73,356

			544,694

Computers – 0.2%
Dell International LLC / EMC Corp.
89,000	6.020	06/15/26(b)	90,300
25,000	5.300	10/01/29(b)	25,256
Hewlett Packard Enterprise Co.
45,000	4.900	10/15/25(b)	44,999
151,000	5.000	10/15/34(b)	145,238

			305,793

Diversified Financial Services – 0.6%
Air Lease Corp.
75,000	3.375	07/01/25(b)	74,418
Air Lease Corp., GMTN
75,000	3.750	06/01/26(b)	73,837
Air Lease Corp., MTN
75,000	2.300	02/01/25(b)	74,830
75,000	2.875	01/15/26(b)	73,369
Aviation Capital Group LLC
50,000	1.950	01/30/26(b)(c)	48,396
Capital One Financial Corp.
(SOFR + 1.990%)
415,000	5.884	07/26/35(d)	416,721
Discover Financial Services
75,000	3.750	03/04/25(b)	74,832
Intercontinental Exchange, Inc.
75,000	3.625	09/01/28(b)	71,944
Mastercard, Inc.
25,000	3.300	03/26/27(b)	24,379
Nuveen LLC
25,000	4.000	11/01/28(b)(c)	24,228

			956,954

Electric – 0.9%
American Electric Power Co., Inc.
50,000	2.300	03/01/30(b)	43,478
Arizona Public Service Co.
45,000	2.950	09/15/27(b)	42,838
Avangrid, Inc.
25,000	3.200	04/15/25(b)	24,867
Berkshire Hathaway Energy Co.
25,000	3.250	04/15/28(b)	23,805
50,000	3.700	07/15/30(b)	47,057
Dominion Energy, Inc., Series C
25,000	3.375	04/01/30(b)	22,999
Entergy Corp.
45,000	2.950	09/01/26(b)	43,690
Exelon Corp.
50,000	4.050	04/15/30(b)	47,649

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – (continued)
Exelon Corp. – (continued)
$25,000	4.700%	04/15/50(b)	$21,134
FirstEnergy Corp.
100,000	2.650	03/01/30(b)	88,706
FirstEnergy Corp., Series B
50,000	2.250	09/01/30(b)	42,843
Florida Power & Light Co.
68,000	4.125	02/01/42(b)	56,662
MidAmerican Energy Co.
25,000	3.650	04/15/29(b)	23,841
NextEra Energy Capital Holdings, Inc.
70,000	1.900	06/15/28(b)	63,383
Ohio Power Co., Series P
25,000	2.600	04/01/30(b)	22,141
Pacific Gas and Electric Co.
25,000	2.100	08/01/27(b)	23,315
50,000	2.500	02/01/31(b)	42,799
25,000	3.300	08/01/40(b)	18,683
25,000	3.500	08/01/50(b)	17,160
PacifiCorp
215,000	5.800	01/15/55(b)	209,591
Progress Energy, Inc.
95,000	7.000	10/30/31	105,118
Southern California Edison Co., Series A
50,000	4.200	03/01/29(b)	48,455
Southern Co. (The)
60,000	3.250	07/01/26(b)	58,786
Virginia Electric and Power Co.
75,000	2.450	12/15/50(b)	42,257
Xcel Energy, Inc.
250,000	3.350	12/01/26(b)	243,664

			1,424,921

Electronics – 0.1%
Allegion U.S. Holding Co., Inc.
110,000	5.600	05/29/34(b)	110,594

Entertainment – 0.1%
Warnermedia Holdings, Inc.
200,000	4.054	03/15/29(b)	186,062
27,000	4.279	03/15/32(b)	23,788

			209,850

Environmental Control – 0.4%
Republic Services, Inc.
100,000	1.750	02/15/32(b)	80,366
Veralto Corp.
345,000	5.450	09/18/33(b)	346,238
Waste Management, Inc.
75,000	3.150	11/15/27(b)	72,143
50,000	1.150	03/15/28(b)	44,745
104,000	4.950	07/03/31(b)	104,117

			647,609

Food – 0.7%
General Mills, Inc.
75,000	4.200	04/17/28(b)	73,447
J M Smucker Co. (The)
179,000	5.900	11/15/28(b)	185,451
198,000	6.200	11/15/33(b)	208,987

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Food – (continued)
Kraft Heinz Foods Co.
$95,000	3.750%	04/01/30(b)	$89,749
Kroger Co. (The)
216,000	5.000	09/15/34(b)	209,334
Mars, Inc.
25,000	2.700	04/01/25(b)(c)	24,870
25,000	3.200	04/01/30(b)(c)	23,044
Sysco Corp.
25,000	6.600	04/01/50(b)	27,448
The Campbell’s Company
279,000	5.400	03/21/34(b)	277,950

			1,120,280

Gas – 0.1%
East Ohio Gas Co. (The)
25,000	1.300	06/15/25(b)(c)	24,550
25,000	2.000	06/15/30(b)(c)	21,447
NiSource, Inc.
95,000	3.490	05/15/27(b)	92,406
25,000	3.600	05/01/30(b)	23,311

			161,714

Hand/Machine Tools – 0.3%
Regal Rexnord Corp.
453,000	6.300	02/15/30(b)	465,890
Stanley Black & Decker, Inc.
24,000	4.250	11/15/28(b)	23,433

			489,323

Healthcare-Products – 0.7%
Alcon Finance Corp.
413,000	3.000	09/23/29(b)(c)	378,419
DH Europe Finance II Sarl
25,000	2.600	11/15/29(b)	22,612
GE Healthcare Technologies, Inc.
100,000	6.377	11/22/52(b)	107,576
Solventum Corp.
290,000	5.400	03/01/29(b)(c)	290,875
140,000	5.600	03/23/34(b)(c)	139,281
STERIS Irish FinCo UnLtd Co.
75,000	2.700	03/15/31(b)	64,747
Stryker Corp.
100,000	1.950	06/15/30(b)	85,959
Thermo Fisher Scientific, Inc.
25,000	1.750	10/15/28(b)	22,483

			1,111,952

Healthcare-Services – 1.1%
Adventist Health System
30,000	2.952	03/01/29(b)	27,318
95,000	5.757	12/01/34(b)	95,741
Banner Health
120,000	2.338	01/01/30(b)	106,255
Baylor Scott & White Holdings, Series 2021
40,000	1.777	11/15/30(b)	33,487
Centene Corp.
96,000	4.250	12/15/27(b)	92,934
68,000	2.625	08/01/31(b)	55,986
Cigna Group (The)
34,000	2.400	03/15/30(b)	29,725

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Healthcare-Services – (continued)
Cigna Group (The) – (continued)
$250,000	2.375%	03/15/31(b)	$211,678
85,000	5.125	05/15/31(b)	84,616
125,000	4.800	08/15/38(b)	113,354
75,000	4.900	12/15/48(b)	63,880
CommonSpirit Health
225,000	6.461	11/01/52(b)	240,790
HCA, Inc.
80,000	3.500	09/01/30(b)	72,639
170,000	5.450	04/01/31(b)	169,655
Humana, Inc.
55,000	5.950	03/15/34(b)	55,395
18,000	5.500	03/15/53(b)	16,067
Laboratory Corp. of America Holdings
86,000	4.800	10/01/34(b)	81,478
Rush Obligated Group, Series 2020
60,000	3.922	11/15/29(b)	57,514
Sutter Health, Series 20A
40,000	2.294	08/15/30(b)	34,778
UnitedHealth Group, Inc.
100,000	5.875	02/15/53(b)	100,188
168,000	5.050	04/15/53(b)	150,428

			1,893,906

Insurance – 0.2%
American International Group, Inc.
25,000	3.400	06/30/30(b)	23,072
Arch Capital Group US, Inc.
36,000	5.144	11/01/43	32,942
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/30(b)	65,413
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/29(b)	49,116
Principal Financial Group, Inc.
50,000	3.100	11/15/26(b)	48,557
75,000	2.125	06/15/30(b)	64,612
Willis North America, Inc.
25,000	2.950	09/15/29(b)	22,759

			306,471

Internet – 0.6%
Amazon.com, Inc.
147,000	5.200	12/03/25(b)	147,806
45,000	4.800	12/05/34(b)	44,822
50,000	3.100	05/12/51(b)	33,621
Expedia Group, Inc.
14,000	4.625	08/01/27(b)	13,944
35,000	3.800	02/15/28(b)	33,771
14,000	2.950	03/15/31(b)	12,326
Meta Platforms, Inc.
250,000	3.500	08/15/27(b)	244,257
Netflix, Inc.
210,000	5.875	11/15/28	217,542
90,000	4.875	06/15/30(b)(c)	89,582
Uber Technologies, Inc.
134,000	4.800	09/15/34(b)	127,888

			965,559

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Iron/Steel – 0.0%
Steel Dynamics, Inc.
$20,000	2.400%	06/15/25(b)	$19,762
50,000	1.650	10/15/27(b)	46,006

			65,768

Lodging – 0.5%
Choice Hotels International, Inc.
114,000	5.850	08/01/34(b)	114,212
Hyatt Hotels Corp.
365,000	5.500	06/30/34(b)	361,827
Marriott International, Inc.
125,000	5.000	10/15/27(b)	125,908
91,000	4.875	05/15/29(b)	90,644
Marriott International, Inc., Series HH
125,000	2.850	04/15/31(b)	109,203

			801,794

Machinery-Diversified – 0.2%
AGCO Corp.
112,000	5.800	03/21/34(b)	112,580
Ingersoll Rand, Inc.
90,000	5.700	08/14/33(b)	92,042
Otis Worldwide Corp.
25,000	2.293	04/05/27(b)	23,699
150,000	2.565	02/15/30(b)	133,310

			361,631

Media – 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital
74,000	4.908	07/23/25(b)	73,896
Comcast Corp.
50,000	3.950	10/15/25(b)	49,732
25,000	3.300	02/01/27(b)	24,337
75,000	3.300	04/01/27(b)	72,863
243,000	5.300	06/01/34(b)	242,624
25,000	3.750	04/01/40(b)	20,107
25,000	4.700	10/15/48(b)	21,458
Fox Corp.
25,000	4.709	01/25/29(b)	24,704

			529,721

Mining – 0.0%
Newmont Corp.
75,000	2.250	10/01/30(b)	64,698

Oil & Gas – 0.1%
Occidental Petroleum Corp.
69,000	7.875	09/15/31	76,290
Phillips 66
25,000	1.300	02/15/26(b)	24,088

			100,378

Packaging & Containers – 0.0%
Berry Global, Inc.
50,000	1.570	01/15/26(b)	48,254

Pharmaceuticals – 0.9%
AbbVie, Inc.
95,000	4.950	03/15/31(b)	94,946
107,000	4.050	11/21/39(b)	91,492
41,000	4.250	11/21/49(b)	33,391

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Pharmaceuticals – (continued)
Becton Dickinson and Co.
$100,000	2.823%	05/20/30(b)	$89,577
Bristol-Myers Squibb Co.
75,000	2.950	03/15/32(b)	65,370
25,000	4.250	10/26/49(b)	20,249
105,000	6.250	11/15/53(b)	111,290
Cardinal Health, Inc.
265,000	5.350	11/15/34(b)	259,402
Cencora, Inc.
75,000	3.450	12/15/27(b)	72,581
CVS Health Corp.
350,000	2.125	09/15/31(b)	280,343
162,000	4.780	03/25/38(b)	140,027
Pfizer, Inc.
75,000	3.450	03/15/29(b)	71,511
Zoetis, Inc.
45,000	3.000	09/12/27(b)	43,132
150,000	2.000	05/15/30(b)	129,064

			1,502,375

Pipelines – 0.9%
Cheniere Energy Partners LP
75,000	5.950	06/30/33(b)	76,640
Columbia Pipelines Operating Co. LLC
240,000	6.036	11/15/33(b)(c)	246,384
Energy Transfer LP
50,000	2.900	05/15/25(b)	49,609
25,000	5.250	04/15/29(b)	25,095
275,000	5.750	02/15/33(b)	278,379
5,000	6.000	06/15/48(b)	4,845
Kinder Morgan, Inc.
275,000	4.300	03/01/28(b)	269,988
MPLX LP
75,000	2.650	08/15/30(b)	65,622
35,000	4.500	04/15/38(b)	30,513
25,000	5.500	02/15/49(b)	22,970
Plains All American Pipeline LP / PAA Finance Corp.
25,000	3.800	09/15/30(b)	23,219
Sabine Pass Liquefaction LLC
11,000	5.625	03/01/25(b)	11,004
75,000	5.000	03/15/27(b)	75,182
Targa Resources Corp.
55,000	4.200	02/01/33(b)	49,958
Western Midstream Operating LP
75,000	3.100	02/01/25(b)	74,816
25,000	5.450	04/01/44(b)	22,191
20,000	5.300	03/01/48(b)	16,976
Williams Cos., Inc. (The)
25,000	3.900	01/15/25(b)	24,989
35,000	4.000	09/15/25(b)	34,810
125,000	5.650	03/15/33(b)	126,140

			1,529,330

Real Estate – 0.1%
CoStar Group, Inc.
100,000	2.800	07/15/30(b)(c)	87,332

REITS – 1.2%
Agree LP
170,000	4.800	10/01/32(b)	162,745

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

REITS – (continued)
Alexandria Real Estate Equities, Inc.
$25,000	3.375%	08/15/31(b)	$22,388
American Homes 4 Rent LP
50,000	4.900	02/15/29(b)	49,594
30,000	2.375	07/15/31(b)	25,093
355,000	5.500	07/15/34(b)	352,039
American Tower Corp.
100,000	2.400	03/15/25(b)	99,444
75,000	2.100	06/15/30(b)	64,217
Crown Castle, Inc.
60,000	3.650	09/01/27(b)	58,162
CubeSmart LP
45,000	4.000	11/15/25(b)	44,689
20,000	2.500	02/15/32(b)	16,723
Essex Portfolio LP
50,000	3.000	01/15/30(b)	45,229
Healthcare Realty Holdings LP
25,000	2.050	03/15/31(b)	20,235
Host Hotels & Resorts LP, Series J
42,000	2.900	12/15/31(b)	35,763
Invitation Homes Operating Partnership LP
75,000	2.300	11/15/28(b)	67,683
195,000	2.000	08/15/31(b)	158,354
Kilroy Realty LP
20,000	4.750	12/15/28(b)	19,521
Mid-America Apartments L.P.
50,000	1.700	02/15/31(b)	41,118
National Retail Properties, Inc.
45,000	4.000	11/15/25(b)	44,656
Prologis L.P.
25,000	1.750	07/01/30(b)	21,090
125,000	4.625	01/15/33(b)	120,517
Realty Income Corp.
25,000	3.950	08/15/27(b)	24,593
75,000	3.400	01/15/30(b)	69,718
Regency Centers LP
100,000	2.950	09/15/29(b)	91,636
Retail Opportunity Investments Partnership LP
157,000	6.750	10/15/28(b)	166,507
UDR, Inc., MTN
25,000	2.100	08/01/32(b)	19,859
100,000	1.900	03/15/33(b)	76,841
Ventas Realty LP
45,000	3.500	02/01/25(b)	44,921
WP Carey, Inc.
30,000	4.000	02/01/25(b)	29,957
25,000	3.850	07/15/29(b)	23,787
25,000	2.400	02/01/31(b)	21,251

			2,038,330

Retail – 0.4%
7-Eleven, Inc.
100,000	1.300	02/10/28(b)(c)	88,715
AutoNation, Inc.
83,000	4.500	10/01/25(b)	82,605
25,000	1.950	08/01/28(b)	22,417
Dollar Tree, Inc.
50,000	4.000	05/15/25(b)	49,793
50,000	4.200	05/15/28(b)	48,600

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Retail – (continued)
Home Depot, Inc. (The)
$25,000	3.900%	12/06/28(b)	$24,366
150,000	3.250	04/15/32(b)	133,842
Lowe’s Cos., Inc.
25,000	3.100	05/03/27(b)	24,179
75,000	1.700	09/15/28(b)	67,085
25,000	3.000	10/15/50(b)	15,564
50,000	4.250	04/01/52(b)	38,997
McDonald’s Corp., MTN
25,000	4.200	04/01/50(b)	19,804
Starbucks Corp.
100,000	4.000	11/15/28(b)	96,917
Tractor Supply Co.
50,000	1.750	11/01/30(b)	41,794

			754,678

Semiconductors – 0.4%
Applied Materials, Inc.
25,000	1.750	06/01/30(b)	21,357
Broadcom, Inc.
74,000	4.150	04/15/32(b)(c)	69,332
100,000	3.419	04/15/33(b)(c)	87,563
50,000	3.469	04/15/34(b)(c)	43,325
162,000	3.137	11/15/35(b)(c)	132,334
100,000	3.500	02/15/41(b)(c)	78,074
Intel Corp.
175,000	5.200	02/10/33(b)	169,065
65,000	5.150	02/21/34(b)	62,365
75,000	3.050	08/12/51(b)	42,669

			706,084

Software – 1.5%
Adobe, Inc.
50,000	2.150	02/01/27(b)	47,703
AppLovin Corp.
422,000	5.500	12/01/34(b)	418,296
Cadence Design Systems, Inc.
147,000	4.700	09/10/34(b)	140,965
Fiserv, Inc.
25,000	4.200	10/01/28(b)	24,319
Intuit, Inc.
25,000	1.350	07/15/27(b)	23,058
MSCI, Inc.
180,000	4.000	11/15/29(b)(c)	169,853
Oracle Corp.
150,000	4.500	05/06/28(b)	148,540
34,000	2.950	04/01/30(b)	30,697
175,000	4.650	05/06/30(b)	172,285
275,000	2.875	03/25/31(b)	241,649
250,000	6.250	11/09/32(b)	264,828
157,000	4.900	02/06/33(b)	152,924
225,000	6.900	11/09/52(b)	251,569
50,000	3.850	04/01/60(b)	34,275
Roper Technologies, Inc.
50,000	4.200	09/15/28(b)	48,827
ServiceNow, Inc.
125,000	1.400	09/01/30(b)	103,805
Take-Two Interactive Software, Inc.
85,000	3.700	04/14/27(b)	82,957

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Software – (continued)
VMware, Inc.
$25,000	1.800%	08/15/28(b)	$22,429
100,000	2.200	08/15/31(b)	82,964
Workday, Inc.
75,000	3.500	04/01/27(b)	73,076
25,000	3.800	04/01/32(b)	22,750

			2,557,769

Telecommunications – 1.6%
AT&T, Inc.
288,000	2.300	06/01/27(b)	271,895
150,000	4.350	03/01/29(b)	146,819
50,000	2.750	06/01/31(b)	43,498
335,000	2.550	12/01/33(b)	269,823
25,000	4.900	08/15/37(b)	23,563
60,000	4.850	03/01/39(b)	55,616
75,000	3.500	06/01/41(b)	57,453
25,000	4.350	06/15/45(b)	20,527
25,000	5.150	11/15/46(b)	22,982
25,000	4.500	03/09/48(b)	20,607
25,000	3.650	06/01/51(b)	17,638
T-Mobile USA, Inc.
49,000	3.500	04/15/25(b)	48,783
75,000	1.500	02/15/26(b)	72,341
391,000	3.750	04/15/27(b)	381,993
25,000	4.750	02/01/28(b)	24,844
175,000	2.050	02/15/28(b)	160,723
83,000	3.875	04/15/30(b)	78,109
75,000	2.875	02/15/31(b)	65,777
75,000	3.500	04/15/31(b)	68,000
500,000	5.200	01/15/33(b)	495,005
25,000	3.000	02/15/41(b)	17,816
Verizon Communications, Inc.
108,000	4.329	09/21/28	106,008
200,000	2.550	03/21/31(b)	172,323

			2,642,143

Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000	4.050	06/15/48(b)	19,888
CSX Corp.
175,000	3.800	03/01/28(b)	170,130
FedEx Corp.
45,000	3.400	02/15/28(b)	43,128
75,000	5.250	05/15/50(b)	68,611
Union Pacific Corp.
125,000	2.800	02/14/32(b)	108,443

			410,200

Trucking & Leasing – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
120,000	5.250	07/01/29(b)(c)	120,376

TOTAL CORPORATE BONDS (Cost $40,240,285)			38,495,421

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – 10.4%

Collateralized Debt Obligations – 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A (SOFR + 1.450%)
$180,621	6.048%	01/15/37(c)(d)	$180,396

Collateralized Loan Obligations – 5.8%
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2 (TSFR3M + 1.272%)
127,479	5.861	04/30/31(c)(d)	127,402
Apidos CLO XV, Series 2013-15A, Class A1RR (TSFR3M + 1.272%)
220,191	5.889	04/20/31(c)(d)	220,449
Carlyle US CLO Ltd., Series 2024-2A, Class B (TSFR3M + 2.050%)
400,000	6.676	04/25/37(c)(d)	404,295
Cathedral Lake VIII Ltd., Series 2021-8A, Class C (TSFR3M + 2.882%)
200,000	7.499	01/20/35(c)(d)	200,277
CBAM Ltd., Series 2018-5A, Class A (TSFR3M + 1.282%)
288,989	5.929	04/17/31(c)(d)	289,343
Cedar Funding IX CLO Ltd., Series 2018-9A, Class AR (TSFR3M + 1.420%)
270,000	6.037	07/20/37(c)(d)	271,663
CFIP CLO Ltd., Series 2021-1A, Class A (TSFR3M + 1.482%)
700,000	6.099	01/20/35(c)(d)	700,332
CFIP CLO Ltd., Series 2021-1A, Class C1 (TSFR3M + 2.662%)
300,000	7.279	01/20/35(c)(d)	300,789
CIFC Funding Ltd., Series 2018-1A, Class A1R (TSFR3M + 1.320%)
350,000	5.794	01/18/38(c)(d)	350,050
Crown City CLO I, Series 2020-1A, Class A1AR (TSFR3M + 1.452%)
250,000	6.069	07/20/34(c)(d)	250,277
Diameter Capital Clo 1 Ltd., Series 2021-1A, Class A1R (TSFR3M + 1.390%)
425,000	6.025	10/15/37(c)(d)	428,182
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR (TSFR3M + 1.320%)
500,000	5.768	01/17/38(c)(d)	499,988
Elmwood CLO IV Ltd., Series 2020-1A, Class AR (TSFR3M + 1.460%)
425,000	6.092	04/18/37(c)(d)	427,329
GoldenTree Loan Management US CLO 19 Ltd., Series 2019-6A, Class AR (TSFR3M + 1.320%)
300,000	5.937	04/20/35(c)(d)	300,260
Hartwick Park CLO Ltd., Series 2023-1A, Class AR (TSFR3M + 1.160%)
575,000	5.554	01/20/37(c)(d)	575,098
Invesco U.S. CLO Ltd., Series 2024-4A, Class A1 (TSFR3M + 1.330%)
650,000	5.648	01/15/38(c)(d)	650,111
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R (TSFR3M + 1.370%)
300,000	6.026	07/15/35(c)(d)	300,676
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1 (SOFR + 1.600%)
92,324	6.205	05/25/54(c)(d)	92,903
Mountain View CLO XV Ltd., Series 2019-2A, Class A1R (TSFR3M + 1.670%)
275,000	6.326	07/15/37(c)(d)	277,681

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Collateralized Loan Obligations – (continued)
OCP CLO Ltd., Series 2019-16A, Class AR (TSFR3M + 1.262%)
$234,625	5.938%	04/10/33(c)(d)	$235,127
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1BR (TSFR3M + 1.400%)
325,000	6.056	04/15/31(c)(d)	325,163
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class A (TSFR3M + 2.100%)
350,000	6.717	04/20/36(c)(d)	351,244
Pikes Peak CLO 5, Series 2020-5A, Class A1R (TSFR3M + 1.400%)
450,000	5.944	10/20/37(c)(d)	452,802
Regatta 30 Funding Ltd., Series 2024-4A, Class A1 (TSFR3M + 1.320%)
400,000	5.633	01/25/38(c)(d)	400,068
Sagard-Halseypoint Clo 8 Ltd., Series 2024-8A, Class A1 (TSFR3M + 1.390%)
500,000	5.704	01/30/38(c)(d)	500,086
Southwick Park CLO LLC, Series 2019-4A, Class A1R (TSFR3M + 1.322%)
250,000	5.939	07/20/32(c)(d)	250,277
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1 (TSFR3M + 1.350%)
575,000	5.729	01/22/38(c)(d)	574,962

			9,756,834

Diversified Financial Services – 4.5%
American Express Credit Account Master Trust, Series 2022-2, Class A
425,000	3.390	05/15/27	423,228
Bank of America Auto Trust, Series 2023-2A, Class A2
102,427	5.850	08/17/26(c)	102,736
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
600,000	4.720	02/15/29	601,744
Barclays Dryrock Issuance Trust, Series 2023-2, Class A (SOFR + 0.900%)
300,000	5.498	08/15/28(d)	301,303
Benefit Street Partners CLO Xxx Ltd., Series 2023-30A, Class A (TSFR3M + 2.100%)
350,000	6.726	04/25/36(c)(d)	351,942
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
200,000	3.490	05/15/27	199,190
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
300,000	4.950	10/15/27	301,151
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
275,000	5.230	12/08/27	276,801
Citizens Auto Receivables Trust, Series 2024-1, Class A2A
273,889	5.430	10/15/26(c)	274,710
Discover Card Execution Note Trust, Series 2023-A1, Class A
300,000	4.310	03/15/28	299,293
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
409,207	5.240	07/15/26	410,004
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
213,048	5.680	09/15/26	213,727
Ford Credit Auto Owner Trust, Series 2024-1, Class A
350,000	4.870	08/15/36(b)(c)(e)	350,361
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
137,668	5.890	11/16/26	138,229

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)

Diversified Financial Services – (continued)
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A2A
$264,617	5.120%	02/16/27	$265,267
HalseyPoint CLO Ltd., Series 2023-7A, Class A (TSFR3M + 2.250%)
600,000	6.867	07/20/36(c)(d)	605,250
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
525,000	5.670	06/21/28	533,602
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
388,809	5.150	06/15/26(c)	389,691
Nissan Auto Lease Trust, Series 2024-A, Class A2A
584,822	5.110	10/15/26	586,379
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
30,484	5.340	02/17/26	30,504
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
98,640	6.080	05/17/27	98,929
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
86,539	5.710	02/16/27	86,682
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
550,000	4.710	02/15/28	551,650
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
29,387	5.250	11/16/26	29,402

			7,421,775

TOTAL ASSET- BACKED SECURITIES (Cost $17,292,664)			17,359,005

Commercial Mortgage-Backed Securities – 6.0%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
150,000	2.778	11/15/54(d)	124,141
ARZ Trust, Series 2024-BILT, Class A
425,000	5.772	06/11/29(c)	429,387
BANK, Series 2019-BN21, Class A5
150,000	2.851	10/17/52	135,068
BANK, Series 2021-BN31, Class AS
275,000	2.211	02/15/54(d)	218,561
BANK, Series 2021-BN32, Class A5
150,000	2.643	04/15/54(d)	129,809
BANK, Series 2022-BNK43, Class A5
200,000	4.399	08/15/55	188,794
BANK, Series 2023-BNK46, Class A4
200,000	5.745	08/15/56	206,522
BANK, Series 2024-BNK47, Class A5
300,000	5.716	06/15/57	309,267
BANK5, Series 2024-5YR11, Class A3
250,000	5.893	11/15/57	256,510
BANK5, Series 2024-5YR11, Class AS
150,000	6.139	11/15/57	153,070
BANK5, Series 2024-5YR7, Class A3(b)
475,000	5.769	06/15/57	485,112
BANK5, Series 2024-5YR8, Class A3
150,000	5.884	08/15/57	153,838
BANK5, Series 2024-5YR9, Class AS
200,000	6.182	08/15/57(d)	204,730
BBCMS Mortgage Trust, Series 2024-5C25, Class AS
210,000	6.358	03/15/57(d)	215,805

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

BBCMS Mortgage Trust, Series 2024-5C25, Class B
$250,000	6.151%	03/15/57(d)	$254,436
Benchmark Mortgage Trust, Series 2024-V8, Class A3
200,000	6.189	07/15/57(d)	207,748
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
239,569	5.739	03/15/41(c)(d)	239,645
BMO Mortgage Trust, Series 2023-C7, Class A5
200,000	6.160	12/15/56	210,539
BMO Mortgage Trust, Series 2024-5C6, Class A3
150,000	5.316	09/15/57	150,360
BMO Mortgage Trust, Series 2024-5C6, Class AS
250,000	5.755	09/15/57(d)	251,996
BMO Mortgage Trust, Series 2024-C9, Class A5
600,000	5.759	07/15/57	619,964
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
200,000	6.088	08/15/39(c)(d)	200,999
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
218,702	5.839	02/15/39(c)(d)	219,666
BX Trust, Series 2021-ARIA, Class C
50,000	6.157	10/15/36(c)(d)	49,836
BX Trust, Series 2022-PSB, Class A
51,095	6.848	08/15/39(c)(d)	51,310
BX Trust, Series 2024-BIO, Class A
350,000	6.039	02/15/41(c)(d)	350,328
BX Trust, Series 2024-PAT, Class A
150,000	6.487	03/15/41(c)(d)	150,453
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4
100,000	3.006	01/15/53	90,200
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
199,996	5.417	10/15/38(c)(d)	199,557
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class A2
200,000	3.780	11/25/32(d)	185,126
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2
300,000	4.900	10/25/33	297,188
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2
100,000	5.069	10/25/28(d)	100,842
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF153, Class AS
168,615	5.346	02/25/33(d)	168,935
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
200,000	3.430	08/10/50	189,851
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
250,000	3.024	01/05/39(c)	230,247
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
300,000	5.797	10/05/39(c)(d)	303,522
KIND Commercial Mortgage Trust, Series 2024-1, Class A
350,000	6.287	08/15/41(c)(d)	350,985
LEX Mortgage Trust, Series 2024-BBG, Class A
300,000	4.874	10/13/33(c)(d)	294,207
MSWF Commercial Mortgage Trust, Series 2023-2, Class A2
325,000	6.890	12/15/56	337,387
ROCK Trust, Series 2024-CNTR, Class A
400,000	5.388	11/13/41(c)	395,460

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – (continued)

ROCK Trust, Series 2024-CNTR, Class B
$100,000	5.930%	11/13/41(c)	$100,406
TYSN Mortgage Trust, Series 2023-CRNR, Class A
300,000	6.580	12/10/33(c)(d)	312,574
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
300,000	6.088	08/15/41(c)(d)	299,274
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
100,000	6.687	08/15/41(c)(d)	99,941

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,275,470)			10,123,596

Foreign Bonds – 4.7%

Agriculture – 0.3%
BAT Capital Corp. (United Kingdom)
100,000	2.259	03/25/28(b)	91,895
400,000	6.000	02/20/34(b)	410,888
17,000	4.540	08/15/47(b)	13,415

			516,198

Banks – 2.2%
Banco Santander SA (Spain)
200,000	2.746	05/28/25	198,299
400,000	6.921	08/08/33	420,791
Barclays PLC (United Kingdom)
	(SOFR + 2.714%)
200,000	2.852	05/07/26(b)(d)	198,486
BNP Paribas SA (France)
200,000	3.375	01/09/25(c)	199,941
	(SOFR + 1.004%)
200,000	1.323	01/13/27(b)(c)(d)	192,514
Credit Suisse AG (Switzerland)
250,000	1.250	08/07/26	236,653
HSBC Holdings PLC (United Kingdom)
	(SOFR + 1.538%)
200,000	1.645	04/18/26(b)(d)	197,984
ING Groep NV (Netherlands)
	(US 1 Year CMT T-Note + 1.100%)
200,000	1.400	07/01/26(b)(c)(d)	196,486
Kreditanstalt fuer Wiederaufbau (Germany)
780,000	5.125	09/29/25	783,938
Macquarie Group Ltd. (Australia)
	(SOFR + 1.069%)
50,000	1.340	01/12/27(b)(c)(d)	48,176
Toronto-Dominion Bank (The) (Canada)
175,000	4.456	06/08/32	165,848
UBS Group AG (Switzerland)
250,000	4.550	04/17/26	249,198
	(US 1 Year CMT T-Note + 1.100%)
200,000	2.746	02/11/33(b)(c)(d)	166,956
	(SOFR + 5.020%)
250,000	9.016	11/15/33(b)(c)(d)	301,684

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Banks – (continued)
Westpac Banking Corp. (Australia)
(US 5 Year CMT T-Note + 2.000%)
$25,000	4.110%	07/24/34(b)(d)	$23,548
Westpac Banking Corp., GMTN (Australia)
(USISOA05 + 2.236%)
25,000	4.322	11/23/31(b)(d)	24,616

			3,605,118

Beverages – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
232,000	4.700	02/01/36(b)	219,997
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
25,000	8.200	01/15/39	31,383
40,000	5.450	01/23/39(b)	40,086
JDE Peet’s NV (Netherlands)
150,000	1.375	01/15/27(b)(c)	139,079

			430,545

Biotechnology – 0.0%
CSL Finance PLC (Australia)
25,000	3.850	04/27/27(b)(c)	24,414

Commercial Services – 0.2%
Ashtead Capital, Inc. (United Kingdom)
209,000	5.800	04/15/34(b)(c)	208,861
DP World Crescent Ltd., EMTN (United Arab Emirates)
200,000	3.875	07/18/29	188,548

			397,409

Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	10/29/26(b)	239,398
225,000	3.000	10/29/28(b)	208,298
Avolon Holdings Funding Ltd. (Ireland)
100,000	2.875	02/15/25(b)(c)	99,678
25,000	4.250	04/15/26(b)(c)	24,698
90,000	6.375	05/04/28(b)(c)	92,585
Macquarie Airfinance Holdings Ltd. (United Kingdom)
30,000	6.400	03/26/29(b)(c)	30,892

			695,549

Machinery-Construction & Mining – 0.1%
Weir Group PLC (The) (United Kingdom)
200,000	2.200	05/13/26(b)(c)	192,450

Mining – 0.1%
Glencore Funding LLC (Australia)
75,000	1.625	04/27/26(b)(c)	71,929
150,000	2.625	09/23/31(b)(c)	126,457

			198,386

Oil & Gas – 0.2%
Saudi Arabian Oil Co. (Saudi Arabia)
220,000	3.500	04/16/29	206,341
200,000	5.750	07/17/54(b)(c)	187,100

			393,441

Pipelines – 0.2%
Enbridge, Inc. (Canada)
111,000	5.700	03/08/33(b)	112,153

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Bonds – (continued)

Pipelines – (continued)
Enbridge, Inc. (Canada) – (continued)
$125,000	2.500%	08/01/33(b)	$100,336
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
179,948	2.940	09/30/40	141,703

			354,192

Semiconductors – 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000	3.400	05/01/30(b)	22,993
125,000	2.500	05/11/31(b)	106,419
125,000	2.650	02/15/32(b)	105,159

			234,571

Software – 0.1%
Constellation Software, Inc. (Canada)
97,000	5.461	02/16/34(b)(c)	97,381

Telecommunications – 0.5%
British Telecommunications PLC (United Kingdom)
230,000	9.625	12/15/30	278,580
Rogers Communications, Inc. (Canada)
505,000	3.200	03/15/27(b)	487,774

			766,354

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	03/05/30(b)	21,704

TOTAL FOREIGN BONDS (Cost $8,138,089)			7,927,712

Collateralized Mortgage Obligations – 2.2%

Alternative Loan Trust, Series 2005-38, Class A1 (Federal Reserve
US 12 mo. Cumulative Avg 1 yr. CMT + 1.500%)
33,629	6.325	09/25/35(d)	29,180
COLT Mortgage Loan Trust, Series 2021-2, Class A1
112,743	0.924	08/25/66(c)(d)	92,947
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(SOFR + 1.550%)
34,650	6.119	10/25/41(c)(d)	34,844
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(SOFR + 1.650%)
42,000	6.219	12/25/41(c)(d)	42,428
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1
(SOFR + 1.900%)
18,242	6.469	04/25/42(c)(d)	18,361
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2
(SOFR + 3.000%)
36,000	7.569	04/25/42(c)(d)	37,304
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(SOFR + 3.900%)
30,000	8.469	04/25/43(c)(d)	32,258
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(SOFR + 1.800%)
100,000	6.369	01/25/44(c)(d)	100,729
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(SOFR + 1.800%)
225,000	6.369	02/25/44(c)(d)	227,045

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)

Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2 (SOFR + 1.950%)
$100,000	6.510%	03/25/44(c)(d)	$101,046
FHLMC, Series 2021-DNA5, Class M2 (SOFR + 1.650%)
12,887	6.219	01/25/34(c)(d)	12,981
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M1 (SOFR + 1.200%)
389,957	5.769	05/25/44(c)(d)	391,164
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1 (SOFR + 1.250%)
141,226	5.819	03/25/44(c)(d)	141,773
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class M2 (SOFR + 2.000%)
125,000	6.569	03/25/44(c)(d)	126,656
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1 (SOFR + 1.250%)
483,333	5.819	08/25/44(c)(d)	485,093
GCAT Trust, Series 2021-NQM5, Class A2
246,970	1.417	07/25/66(c)(d)	200,143
J.P. Morgan Mortgage Trust, Series 2024-1, Class A2
302,763	6.000	06/25/54(c)(d)	302,219
JP Morgan Mortgage Trust, Series 2021-6, Class A3
83,856	2.500	10/25/51(c)(d)	67,223
JP Morgan Mortgage Trust, Series 2023-10, Class A6
33,000	6.000	05/25/54(c)(d)	33,099
JP Morgan Mortgage Trust Series, Series 2024-4, Class A5A
150,000	6.000	10/25/54(c)(d)	149,249
JP Morgan Mortgage Trust Series, Series 2024-VIS2, Class A1
726,870	5.853	11/25/64(c)(e)	729,342
Verus Securitization Trust, Series 2021-7, Class A1
336,788	1.829	10/25/66(c)(e)	297,290
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
5,264	3.500	07/25/49(c)(d)	4,667

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $ 3,666,821)			3,657,041

U.S. Government Agency Securities – 1.3%

Federal Farm Credit Banks Funding Corp.
460,000	2.900	04/12/32	410,895
230,000	3.300	05/19/32	210,230
130,000	3.500	09/01/32	119,633
600,000	2.850	03/28/34	512,568
340,000	3.080	03/30/37	281,124
Federal Home Loan Banks
250,000	3.375	09/10/32	228,128
430,000	4.750	12/10/32	431,911

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $ 2,451,952)			2,194,489

Foreign Government Securities – 1.2%

Regional (state/province) – 0.5%
Province of Quebec Canada
810,000	0.600	07/23/25	792,971

Sovereign – 0.7%
Indonesia Government International Bond
200,000	4.850	01/11/33(b)	193,180

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Government Securities – (continued)

Sovereign – (continued)
Mexico Government International Bond
$400,000	3.250%		04/16/30(b)	$348,200
110,000	1.450		10/25/33(b)	89,196
200,000	4.280		08/14/41(b)	147,524
Panama Government International Bond
200,000	6.875		01/31/36(b)	187,514
Peruvian Government International Bond
50,000	3.230		07/28/21(b)	26,328
Republic of Poland Government International Bond
120,000	5.125		09/18/34(b)	116,250
Romanian Government International Bond
40,000	3.000		02/27/27(c)	37,652
10,000	2.124		07/16/31(c)	8,525
30,000	2.625		12/02/40(c)	19,833
10,000	4.625		04/03/49(c)	8,383
Romanian Government International Bond, EMTN
50,000	2.875		03/11/29	48,498

				1,231,083

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $ 2,237,705)				2,024,054

Municipal Bonds – 0.4%

California – 0.1%
State of California
105,000	7.625		03/01/40(b)	123,725

Florida – 0.0%
State Board of Administration Finance Corp., Series A
70,000	2.154		07/01/30(b)	60,340

Illinois – 0.1%
Illinois State Taxable Pension Funding GO Bonds Series 2003
23,529	5.100		06/01/33	23,197
State of Illinois GO Bonds
78,571	7.350		07/01/35(b)	83,769

				106,966

Louisiana – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3
140,000	4.275		02/01/36	132,518

Maryland – 0.1%
Maryland Economic Development Corp.
160,000	4.968		11/30/32(b)	156,487
65,000	5.018		11/30/33(b)	63,367

				219,854

Ohio – 0.0%
American Municipal Power, Inc., Series E
95,000	6.270		02/15/50(b)	98,107

TOTAL MUNICIPAL BONDS (Cost $ 742,706)				741,510

U.S. Treasury Obligations – 25.6%

U.S. Treasury Bonds
1,640,000	3.125	(f)	11/15/41	1,319,944
1,550,000	2.750	(f)	08/15/42	1,164,438
2,310,000	2.750	(f)	11/15/42	1,726,003
450,000	4.000	(f)	11/15/42	405,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)

U.S. Treasury Bonds – (continued)
$560,000	3.875	% (f)	05/15/43	$493,238
100,000	4.375	(f)	08/15/43	94,156
480,000	3.125	(f)	05/15/48	360,000
480,000	3.000	(f)	08/15/48	350,925
510,000	2.375	(f)	11/15/49	324,487
610,000	2.000	(f)	02/15/50	354,658
480,000	2.375	(f)	05/15/51	302,175
170,000	2.000	(f)	08/15/51	97,219
1,288,400	4.000	(f)	11/15/52	1,123,525
1,130,000	4.750	(f)	11/15/53	1,119,406
U.S. Treasury Inflation Indexed Bonds
670,000	1.500	(f)	02/15/53	569,852
U.S. Treasury Notes
2,020,000	0.750	(f)	05/31/26	1,923,892
3,670,000	0.875	(f)	06/30/26	3,492,378
1,720,000	0.625	(f)	07/31/26	1,625,602
620,000	4.375	(f)	08/15/26	621,187
640,000	0.750	(f)	08/31/26	604,375
640,000	2.625	(f)	05/31/27	616,200
4,330,000	0.500	(f)	06/30/27	3,947,742
970,000	2.875	(f)	05/15/28	926,729
2,830,000	1.250	(f)	05/31/28	2,556,286
3,050,000	1.250	(f)	06/30/28	2,749,051
250,000	3.125	(f)	11/15/28	239,238
6,070,000	1.500	(f)	02/15/30	5,271,890
364,900	3.625	(f)	03/31/30	351,729
760,000	3.750	(f)	05/31/30	735,775
1,120,000	3.750	(f)	06/30/30	1,083,688
1,410,000	4.500	(f)	12/31/31	1,411,542
1,307,200	4.375	(f)	05/15/34	1,288,000
U.S. Treasury Strip Coupon
2,079,100	–	(g)	11/15/29	1,667,991
430,000	–	(g)	08/15/30	332,141
430,000	–	(g)	11/15/30	327,690
430,000	–	(g)	11/15/31	311,481
929,900	–	(g)	05/15/32	658,522
430,000	–	(g)	08/15/33	286,252

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,818,504)				42,834,407

Shares	Dividend Rate			Value

Investment Company – 6.8%(h)

Goldman Sachs Financial Square Government Fund - Institutional Shares
11,381,392	4.392%			11,381,392
(Cost $11,381,392)

TOTAL INVESTMENTS – 115.4% (Cost $200,867,715)				$193,370,911

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.4)%				(25,859,838)

NET ASSETS – 100.0%				$167,511,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $30,306,059 which represents approximately 18.1% of the Fund’s net assets as of December 31, 2024.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	Step coupon.

(f)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(g)	Zero coupon bond until next reset date.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LP	—Limited Partnership
Mo.	—Month
MTN	—Medium Term Note
NIBOR	—Norwegian Interbank Offered Rate
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TSFR	—Term Secured Overnight Financing Rate

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	206,318	SEK	2,134,481	1/8/2025	$13,331
	USD	244,353	CAD	336,616	1/13/2025	10,078
	USD	1,115,738	EUR	1,028,591	1/16/2025	49,661
	USD	124,141	CHF	108,506	2/10/2025	4,052
	USD	256,406	GBP	202,089	3/10/2025	3,538

TOTAL						$80,660

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	SEK	1,885,538	USD	182,255	1/8/2025	(11,776)
	CAD	261,151	USD	189,572	1/13/2025	(7,819)
	EUR	826,864	USD	896,909	1/16/2025	(39,910)
	CHF	151,085	USD	172,856	2/10/2025	(5,642)
	GBP	156,808	USD	198,954	3/10/2025	(2,745)

TOTAL						$(67,892)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	4.500%	TBA-30yr	01/15/55	$(4,000,000)	$(3,759,375)
Federal National Mortgage Association	6.000	TBA-30yr	01/15/55	(2,000,000)	(2,009,440)
Federal National Mortgage Association	6.500	TBA-30yr	02/15/55	(2,000,000)	(2,040,312)
Government National Mortgage Association	3.000	TBA-30yr	01/15/55	(1,000,000)	(867,305)
Government National Mortgage Association	4.500	TBA-30yr	01/15/55	(1,000,000)	(945,434)

Total (Proceed Receivable $9,738,399)					$(9,621,866)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
ICE 3 Month SONIA Index Future	19	03/17/26	$5,703,612	$(10,425)
U.S. Treasury 10 Year Ultra Note	2	03/20/25	222,500	684
U.S. Treasury 2 Year Note	42	03/31/25	8,635,922	(3,167)
U.S. Treasury 5 Year Note	38	03/31/25	4,040,172	35
U.S. Treasury Long Bond	33	03/20/25	3,752,718	(80,096)
U.S. Treasury Ultra Bond	56	03/20/25	6,641,250	(273,560)

Total				$(366,529)

Short position contracts:
Euro Bund Future	(1)	03/06/25	(138,048)	3,910
U.S. Treasury 10 Year Note	(14)	03/20/25	(1,522,500)	(20)

Total				$3,890

Total Futures Contracts				$(362,639)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2024(a)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Markit CDX North America Investment Grade Index(b)	1.000%	1.191%	Bank of America N.A	06/20/2026	4,775	$56,887	$11,582	$45,305
ICE CDX Investment Grade Index(b)	1.000%	1.489	Bank of America N.A	12/20/2026	2,900	43,177	45,928	(2,751)
ICE CDX Investment Grade Index(b)	1.000%	2.160	Bank of America N.A	06/20/2028	1,008	21,773	11,331	10,442
ICE CDX Investment Grade Index(b)	1.000%	2.245	Bank of America N.A	12/20/2028	1,425	31,987	20,106	11,881
ICE CDX Investment Grade Index(b)	1.000%	2.252	Bank of America N.A	06/20/2029	7,708	173,603	144,478	29,125
Chile Government International Bond(b)	1.000%	1.588	Bank of America N.A	12/20/2029	90	1,430	1,839	(409)
ICE CDX Investment Grade Index(b)	1.000%	2.234	Bank of America N.A	12/20/2029	6,500	145,219	149,950	(4,731)
Indonesia Government International Bond(b)	1.000%	0.915	Bank of America N.A	12/20/2029	200	1,830	2,824	(994)
Philippine Government International Bond(b)	1.000%	1.366	Bank of America N.A	12/20/2029	200	2,731	3,720	(989)

TOTAL						$478,637	$391,758	$86,879

(a)

Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

U.S. Federal Funds
Effective Rate	4.396 (b)	3/19/2025	USD	70,560	$7,534	$3,192	$4,342
1 Day SOFR(b)	3.500%	4/19/2025	USD	250	684	(233)	917
3 Month BBSW(c)	4.250	3/19/2027	AUD	730	(4,234)	(4,161)	(73)
3.000%(d)	CORRA	3/19/2027	CAD	540	2,391	1,787	604
1 Day SOFR(b)	0.250	3/19/2027	CHF	2,970	(17,425)	(10,857)	(6,568)
2.500 (b)	1 Day ESTRON	3/19/2027	EUR	440	3,462	3,861	(399)
1 Day ESTRON(b)	2.500	3/19/2027	EUR	3,720	(45,322)	(50,371)	5,049
1 Day SONIA(b)	4.000	3/19/2027	GBP	270	1,177	–	1,177
4.250 (b)	1 Day SONIA	3/19/2027	GBP	6,430	9,433	44,611	(35,178)
12 Month BOJDTR(b)	0.750	3/19/2027	JPY	230,000	(1,591)	(2,203)	612
4.000 (b)	6 Month NIBOR	3/19/2027	NOK	40,510	(15,059)	8,513	(23,572)
2.000 (b)	3 Month STIBOR	3/19/2027	SEK	21,260	(12,799)	366	(13,165)
1 Day SOFR(b)	3.500	3/19/2027	USD	630	6,517	–	6,517
1 Day SOFR(b)	3.000	3/19/2027	USD	7,600	150,458	–	150,458
3.500 (b)	1 Day SONIA	8/31/2027	GBP	5,429	(29,300)	780	(30,080)
1 Day ESTRON(b)	2.180	11/20/2027	EUR	23,050	1,094	(18,984)	20,078
2.143 (b)	1 Day ESTRON	11/20/2027	EUR	23,050	38	19,599	(19,561)
3.500 (b)	1 Day SONIA	12/4/2027	GBP	2,350	(11,633)	–	(11,633)
1 Day SONIA(b)	4.000	3/19/2028	GBP	30	101	–	101
2.500 (b)	1 Day ESTRON	5/14/2028	EUR	2,142	13,676	3,141	10,535
1 Day SOFR(b)	3.695	5/31/2029	USD	2,430	30,738	–	30,738

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued) December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day SONIA(b)	3.500%	8/31/2029	GBP	5,031	$38,973	$(16,519)	$55,492
CORRA(d)	2.458	9/13/2029	CAD	3,320	9,813	(1,076)	10,889
3.038%(b)	1 Day SOFR	9/13/2029	USD	2,470	(40,553)	2,290	(42,843)
1 Day SONIA(b)	3.500	12/6/2029	GBP	2,170	16,570	–	16,570
4.250 (d)	6 Month BBSW	3/19/2030	AUD	1,460	9,073	11,003	(1,930)
2.750 (b)	1 Day ESTRON	3/19/2030	EUR	1,360	35,461	47,732	(12,271)
1 Day SONIA(b)	3.750	3/19/2030	GBP	110	1,578	(9)	1,587
12 Month BOJDTR(b)	0.750	3/19/2030	JPY	760,000	17,044	–	17,044
4.000 (d)	3 Month NZD BKBM	3/19/2030	NZD	1,130	14,530	10,884	3,646
2.250 (b)	3 Month STIBOR	3/19/2030	SEK	19,110	(21,123)	13,585	(34,708)
1 Day SOFR(b)	3.000	3/19/2030	USD	920	41,976	–	41,976
2.801 (d)	CORRA	9/11/2031	CAD	3,510	(8,774)	1,412	(10,186)
1 Day SOFR(b)	3.215	9/12/2031	USD	2,620	35,419	(2,147)	37,566
3.000 (b)	1 Day ESTRON	11/10/2033	EUR	1,630	41,152	30,951	10,201
12 Month BOJDTR(b)	1.295	8/2/2034	JPY	113,210	(764)	(2,598)	1,834
3.500 (b)	1 Day SONIA	8/28/2034	GBP	1,009	(26,485)	–	(26,485)
2.500 (b)	1 Day ESTRON	11/8/2034	EUR	2,705	1,816	12,327	(10,511)
3.500 (b)	1 Day SONIA	12/4/2034	GBP	440	(11,910)	–	(11,910)
4.500 (d)	6 Month BBSW	3/19/2035	AUD	600	4,846	7,723	(2,877)
CORRA(d)	2.750	3/19/2035	CAD	190	2,311	–	2,311
1 Day SOFR(b)	0.500	3/19/2035	CHF	450	(5,763)	(9,402)	3,639
1 Day ESTRON(b)	2.750	3/19/2035	EUR	660	(24,335)	(37,006)	12,671
3.750 (b)	1 Day SONIA	3/19/2035	GBP	250	(7,761)	–	(7,761)
6 Month NIBOR(b)	3.750	3/19/2035	NOK	1,330	2,529	(1,338)	3,867
4.250 (d)	3 Month NZD BKBM	3/19/2035	NZD	970	14,557	14,116	441
2.500 (b)	3 Month STIBOR	3/19/2035	SEK	7,610	(13,271)	15,017	(28,288)
1 Day SOFR(b)	3.250	3/19/2035	USD	10	663	–	663
2.152 (b)	1 Day ESTRON	8/9/2037	EUR	1,070	(18,329)	–	(18,329)
3.000 (b)	1 Day ESTRON	1/25/2039	EUR	1,510	24,679	11,040	13,639
1 Day ESTRON(b)	1.452	8/10/2042	EUR	2,730	92,751	–	92,751
1 Day ESTRON(b)	2.500	1/25/2044	EUR	3,620	(31,867)	(11,266)	(20,601)
2.160 (b)	12 Month BOJDTR	8/2/2044	JPY	136,010	(11,974)	444	(12,418)
1 Day ESTRON(b)	2.500	11/8/2044	EUR	1,733	(15,515)	(25,635)	10,120
1.051 (b)	1 Day ESTRON	8/11/2047	EUR	1,610	(42,450)	–	(42,450)
2.000 (b)	1 Day ESTRON	1/25/2049	EUR	2,140	16,677	3,936	12,741
1 Day ESTRON(b)	2.000	5/17/2053	EUR	570	(5,183)	(1,269)	(3,914)
1 Day ESTRON(b)	2.500	11/10/2053	EUR	790	(47,418)	(43,229)	(4,189)
1 Day ESTRON(b)	2.500	3/19/2055	EUR	530	(42,080)	(62,472)	20,392

TOTAL					$136,803	$(32,465)	$169,268

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

OVER-THE-COUNTER - INTEREST RATE SWAPTIONS — At December 31, 2024, the Fund had the following purchased option contracts:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3M IRS	Morgan Stanley Co., Inc	$3.50	02/25/2025	970,000	$ 970,000	$ 1,025	$ 3,371	$ (2,346)

				970,000	$ 970,000	$ 1,025	$ 3,371	$ (2,346)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
3M IRS	—3 Months Interest Rate Swaptions

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Assets and Liabilities December 31, 2024

Core Fixed Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $189,486,323)	$181,989,519
Investments in affiliated issuers, at value (cost $11,381,392)	11,381,392
Purchased Options, at value (premiums paid $3,371)	1,025
Cash	2,467,184
Foreign Currency, at value (cost $47,470)	45,800
Receivables:
Investments sold	30,415,098
Interest and Dividends	1,019,312
Collateral on certain derivative contracts(a)	829,601
Fund shares sold	164,307
Reimbursement from investment adviser	13,408
Unrealized gain on forward foreign currency exchange contracts	80,660
Unrealized gain on swap contracts	86,879
Upfront payments received on swap contracts	391,758
Variation margin on swap contracts	24,030
Other assets	1,009

Total assets	228,910,982

Liabilities:

Variation margin on futures contracts	115,772
Forward sale contracts, at value (proceeds received $9,738,399)	9,621,866
Unrealized loss on forward foreign currency exchange contracts	67,892
Payables:
Investments purchased	51,357,910
Fund shares redeemed	83,933
Management fees	28,056
Distribution and Service fees and Transfer Agency fees	12,254
Accrued expenses	112,226

Total liabilities	61,399,909

Net Assets:

Paid-in capital	184,109,646
Total distributable loss	(16,598,573)

NET ASSETS	$167,511,073
Net Assets:
Institutional	$68,174,677
Service	99,336,396

Total Net Assets	$167,511,073
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	7,238,920
Service	10,563,273
Net asset value, offering and redemption price per share:
Institutional	$9.42
Service	9.40

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Core Fixed Income Fund	$571,483	$(50,000)	$308,118

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statement of Operations For the Fiscal Year Ended December 31, 2024

Core Fixed Income Fund

Investment income:

Interest	$6,145,793

Dividends — affiliated issuers	386,006

Total Investment Income	6,531,799

Expenses:

Management fees	595,642

Service fees — Service	231,871

Professional fees	153,963

Custody, accounting and administrative services	90,407

Transfer Agency fees(a)	29,782

Trustee fees	27,604

Printing and mailing costs	11,625

Registration fees	1,943

Other	12,088

Total expenses	1,154,925

Less — expense reductions	(303,647)

Net expenses	851,278

NET INVESTMENT INCOME	5,680,521

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,629,408)

Forward sales contracts	431,524

Purchased options	26,599

Forward foreign currency exchange contracts	16,133

Swap contracts	8,567

Foreign currency transactions	(4,033)

Written options	(13,531)

Futures contracts	(368,808)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,025,797)

Forward sales contracts	200,599

Forward foreign currency exchange contracts	31,360

Purchased options	1,732

Written options	(3,587)

Foreign currency translations	(44,490)

Swap contracts	(129,571)

Futures contracts	(534,745)

Net realized and unrealized loss	(4,037,456)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,643,065

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Core Fixed Income Fund	$11,232	$18,550

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Statements of Changes in Net Assets

	Core Fixed Income Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$5,680,521	$3,987,692

Net realized loss	(2,532,957)	(1,476,708)

Net change in unrealized gain (loss)	(1,504,499)	4,724,168

Net increase in net assets resulting from operations	1,643,065	7,235,152

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(2,246,995)	(1,301,980)

Service Shares	(3,476,734)	(2,263,048)

Total distributions to shareholders	(5,723,729)	(3,565,028)

From share transactions:

Proceeds from sales of shares	40,288,542	25,601,052

Reinvestment of distributions	5,713,711	3,565,028

Cost of shares redeemed	(9,311,900)	(8,631,963)

Net increase in net assets resulting from share transactions	36,690,353	20,534,117

TOTAL INCREASE	32,609,689	24,204,241

Net Assets:

Beginning of year	$134,901,384	$110,697,143

End of year	$167,511,073	$134,901,384

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Institutional Shares
	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.68	$9.41	$11.13	$11.53	$10.85

Net investment income(a)	0.38	0.33	0.21	0.12	0.18

Net realized and unrealized gain (loss)	(0.26)	0.23	(1.77)	(0.36)	0.86

Total from investment operations	0.12	0.56	(1.56)	(0.24)	1.04

Distributions to shareholders from net investment income	(0.38)	(0.29)	(0.16)	(0.14)	(0.26)

Distributions to shareholders from net realized gains	–	–	–	(0.02)	(0.10)

Total distributions	(0.38)	(0.29)	(0.16)	(0.16)	(0.36)

Net asset value, end of year	$9.42	$9.68	$9.41	$11.13	$11.53

Total Return(b)	1.24%	6.08%	(14.03)%	(2.06)%	9.64%

Net assets, end of year (in 000’s)	$68,175	$47,421	$38,157	$31,179	$25,194

Ratio of net expenses to average net assets	0.42%	0.43%	0.41%	0.41%	0.41%

Ratio of total expenses to average net assets	0.62%	0.62%	0.70%	0.81%	0.93%

Ratio of net investment income to average net assets	3.97%	3.45%	2.07%	1.09%	1.61%

Portfolio turnover rate(c)	766%	841%	693%	513%	501%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Core Fixed Income Fund

	Service Shares
	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$9.67	$9.40	$11.13	$11.53	$10.85

Net investment income(a)	0.35	0.30	0.18	0.09	0.16

Net realized and unrealized gain (loss)	(0.26)	0.24	(1.77)	(0.34)	0.85

Total from investment operations	0.09	0.54	(1.59)	(0.25)	1.01

Distributions to shareholders from net investment income	(0.36)	(0.27)	(0.14)	(0.13)	(0.23)

Distributions to shareholders from net realized gains	–	–	–	(0.02)	(0.10)

Total distributions	(0.36)	(0.27)	(0.14)	(0.15)	(0.33)

Net asset value, end of year	$9.40	$9.67	$9.40	$11.13	$11.53

Total Return(b)	0.89%	5.83%	(14.28)%	(2.23)%	9.37%

Net assets, end of year (in 000’s)	$99,336	$87,480	$72,540	$71,867	$46,631

Ratio of net expenses to average net assets	0.67%	0.68%	0.66%	0.66%	0.66%

Ratio of total expenses to average net assets	0.87%	0.87%	0.95%	1.06%	1.18%

Ratio of net investment income to average net assets	3.72%	3.19%	1.82%	0.85%	1.39%

Portfolio turnover rate(c)	766%	841%	693%	513%	501%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

CORE FIXED INCOME FUND

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists the series of the Trust that is included in this report (the “Fund”), along with its corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Core Fixed Income Fund	Institutional and Service	Diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

25

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Core Fixed Income Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

26

CORE FIXED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations,

27

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver

28

CORE FIXED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

Core Fixed Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Asset- Backed Securities	$—	$17,359,005	$—
Collateralized Mortgage Obligations	—	3,657,041	—
Commercial Mortgage-Backed Securities	—	10,123,596	—
Corporate Bond	—	38,495,421	—
Foreign Bond	—	7,927,712	—
Foreign Government Securities	792,971	1,231,083	—
Mortgage-Backed Securities	—	56,632,284	—
Municipal Bond	—	741,510	—
U.S. Government Agency Securities	—	2,194,489	—
U.S. Treasury Obligations	42,834,407	—	—
Investment Company	11,381,392	—	—

Total	$55,008,770	$138,362,141	$—

Liabilities
Fixed Income
Forward Sales Contracts	$—	$(9,621,866)	$—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$96,753	$—
Forward Foreign Currency Exchange Contracts(a)	—	80,660	—

29

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Futures Contracts(a)	$4,629	$—	$—

Interest Rate Swap Contracts(a)	—	601,168	—

Purchased Options Contracts	1,025	—	—

Total	$5,654	$778,581	$—

Liabilities

Credit Default Swap Contracts(a)	$—	$(9,874)	$—

Forward Foreign Currency Exchange Contracts(a)	—	(67,892)	—

Futures Contracts(a)	(367,268)	—	—

Interest Rate Swap Contracts(a)	—	(431,900)	—

Total	$(367,268)	$(509,666)	$—

(a)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Core Fixed Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Credit	Receivable for unrealized gain on swap contracts	$96,753	Payable for unrealized loss on swap contracts	$(9,874)
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$80,660	Payable for unrealized loss on forward foreign currency exchange contracts	$(67,892)
Interest Rate	Purchased options at value, Variation margin on futures and swap contracts	$608,822	Written options at value, Variation margin on futures and swap contracts	$(799,158)
Total		$784,236		$(876,935)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2024 is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

30

CORE FIXED INCOME FUND

4. INVESTMENTS IN DERIVATIVES (continued)

Core Fixed Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$16,133	$31,360

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	8,567	(44,497)

Interest Rate	Net realized gain (loss) from futures, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures, purchased options, and swap contracts	(355,740)	(621,674)

Total		$(331,040)	$(634,811)

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Core Fixed Income Fund	213	32,529,661	1,394,008,300	4,778,333	4,578,000

(a)

Amounts disclosed represent average number of futures contracts, notional amounts for forward contracts, swap agreements, purchased and written swaptions, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Core Fixed Income Fund	0.40%	0.36%	0.34%	0.33%	0.32%	0.40%	0.39%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invest. For the fiscal year ended December 31, 2024, GSAM waived $12,156 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor, is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

31

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.004%. This Other Expense limitation will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Core Fixed Income Fund	$12,156	$291,491	$303,647

E.  Line of Credit Facility — As of December 31, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

F.  Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Core Fixed Income Fund	$896,009	$72,719,249	$62,233,866	$11,381,392	11,381,392	$386,006

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Core Fixed Income Fund	$1,497,400,839	$40,878,849	$1,469,055,506	$24,327,684

32

CORE FIXED INCOME FUND

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:

Core Fixed Income Fund

Distributions paid from:

Ordinary Income	$ 5,723,729

Total taxable distributions	$ 5,723,729

The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:

Core Fixed Income Fund

Distributions paid from:

Ordinary Income	$ 3,565,028

Total taxable distributions	$ 3,565,028

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

Core Fixed Income Fund

Undistributed ordinary income — net	$ 793,685

Capital loss carryforwards:

Perpetual Short-Term	(4,639,816)

Perpetual Long-Term	(4,934,326)

Total capital loss carryforwards	(9,574,142)

Timing differences — (Post October Loss Deferral and Straddle Loss Deferrals)	(747,727)

Unrealized gains (losses) — net	(7,070,389)

Total accumulated earnings (losses) — net	$ (16,598,573)

As of December 31, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Core Fixed Income Fund

Tax Cost	$ 200,282,510

Gross unrealized gain	1,387,838

Gross unrealized loss	(8,458,227)

Net unrealized gain (loss)	$ (7,070,389)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, swap transactions, and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

33

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large

34

CORE FIXED INCOME FUND

8. OTHER RISKS (continued)

shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risks — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)

- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

35

CORE FIXED INCOME FUND

Notes to Financial Statements (continued) December 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Fixed Income Fund

	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	2,339,517	$22,272,717	954,001	$8,976,795

Reinvestment of distributions	233,542	2,236,977	138,907	1,301,980

Shares redeemed	(232,260)	(2,209,904)	(249,018)	(2,354,053)

	2,340,799	22,299,790	843,890	7,924,722

Service Shares

Shares sold	1,894,338	18,015,825	1,754,431	16,624,257

Reinvestment of distributions	363,632	3,476,734	241,675	2,263,048

Shares redeemed	(742,982)	(7,101,996)	(665,325)	(6,277,910)

	1,514,988	14,390,563	1,330,781	12,609,395

NET INCREASE IN SHARES	3,855,787	$36,690,353	2,174,671	$20,534,117

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs Core Fixed Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Goldman Sachs Core Fixed Income Fund (one of the funds constituting Goldman Sachs Variable Insurance Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

37

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GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Goldman Sachs Variable Insurance Trust — Tax Information (Unaudited)

For the year ended December 31, 2024, the Core Fixed Income Fund designates 98.95% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

39

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITFIAR-25

Goldman Sachs Variable Insurance Trust Goldman Sachs International Equity Insights Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Growth Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Strategic Growth Fund Goldman Sachs U.S. Equity Insights Fund Annual Financial Statements December 31, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 97.4%

Australia – 8.6%
20,669	ANZ Group Holdings Ltd. (Banks)	$364,184
10,173	Aristocrat Leisure Ltd. (Consumer Services)	429,612
58,738	BHP Group Ltd. (Materials)	1,432,900
14,606	Commonwealth Bank of Australia (Banks)	1,382,038
9,235	Computershare Ltd. (Commercial & Professional Services)	193,995
25,433	Fortescue Ltd. (Materials)	286,390
95,066	Glencore PLC (Materials)*	418,688
3,326	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	73,112
3,365	JB Hi-Fi Ltd. (Consumer Discretionary Distribution & Retail)	192,515
3,249	Macquarie Group Ltd. (Financial Services)	444,343
51,845	National Australia Bank Ltd. (Banks)	1,187,890
56,680	Northern Star Resources Ltd. (Materials)	538,526
118,120	Qantas Airways Ltd. (Transportation)*	653,904
1,641	Rio Tinto PLC ADR (Materials)	96,507
16,444	RPMGlobal Holdings Ltd. (Software & Services)*	30,988
58,200	Scentre Group REIT (Equity Real Estate Investment Trusts (REITs))	123,201
105,149	Service Stream Ltd. (Capital Goods)	101,482
15,032	Stockland REIT (Equity Real Estate Investment Trusts (REITs))	44,586
18,591	Suncorp Group Ltd. (Insurance)	218,422
58,368	Telstra Group Ltd. (Telecommunication Services)	144,654
1,707	Westpac Banking Corp. (Banks)	34,073
757	WiseTech Global Ltd. (Software & Services)	56,512

		8,448,522

Austria – 0.5%
5,898	BAWAG Group AG (Banks)*(a)	496,820
3,909	Telekom Austria AG (Telecommunication Services)	32,231

		529,051

Burkina Faso – 0.0%
1,050	Endeavour Mining PLC (Materials)	18,756

China – 1.8%
268,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	344,531

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
26,724	Prosus NV (Consumer Discretionary Distribution & Retail)*	$1,061,607
142,900	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	312,357

		1,718,495

Denmark – 3.5%
3,085	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	644,280
26,861	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,317,616
1,066	Pandora A/S (Consumer Durables & Apparel)	195,031
2,191	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	29,003
254	Sydbank AS (Banks)	13,407
13,148	Vestas Wind Systems A/S (Capital Goods)*	180,350

		3,379,687

Finland – 1.2%
126,502	Nokia OYJ (Technology Hardware & Equipment)	559,572
51,867	Nordea Bank Abp (Banks)	565,908
1,483	Wartsila OYJ Abp (Capital Goods)	26,283

		1,151,763

France – 8.1%
8,035	Air Liquide SA (Materials)	1,306,169
6,803	Bouygues SA (Capital Goods)	201,441
1,271	Capgemini SE (Software & Services)	207,590
11,772	Danone SA (Food, Beverage & Tobacco)	795,550
1,961	Dassault Aviation SA (Capital Goods)	400,703
9,728	Dassault Systemes (Software & Services)	336,627
2,721	Eiffage SA (Capital Goods)	238,609
945	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	88,533
1,944	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	55,986
9,225	Legrand SA (Capital Goods)	897,329
1,160	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	763,041
788	Publicis Groupe SA (Media & Entertainment)	83,890
3,056	Quadient SA (Technology Hardware & Equipment)	59,410
5,931	Safran SA (Capital Goods)	1,299,528
6,101	SCOR SE (Insurance)	149,398

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
1,871	Thales SA (Capital Goods)	$268,667
9,785	Valeo SE (Automobiles & Components)	94,184
25,560	Veolia Environnement SA (Utilities)	717,151

		7,963,806

Georgia – 0.0%
1,088	TBC Bank Group PLC (Banks)	42,497

Germany – 11.6%
2,123	adidas AG (Consumer Durables & Apparel)	522,183
4,524	Allianz SE (Insurance)	1,390,512
10,616	CECONOMY AG (Consumer Discretionary Distribution & Retail)*	29,015
367	Continental AG (Automobiles & Components)	24,730
24,473	Deutsche Bank AG (Financial Services)	422,328
1,525	Deutsche Post AG (Transportation)	53,836
8,962	Fresenius Medical Care AG (Health Care Equipment & Services)	408,047
23,934	Fresenius SE & Co. KGaA (Health Care Equipment & Services)*	830,773
9,023	FUCHS SE (Materials)	296,681
3,009	GEA Group AG (Capital Goods)	149,467
2,778	Hannover Rueck SE (Insurance)	695,666
7,881	Henkel AG & Co. KGaA (Household & Personal Products)	607,367
5,652	Knorr-Bremse AG (Capital Goods)	410,231
2,014	MTU Aero Engines AG (Capital Goods)	672,668
1,848	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	932,432
9,692	SAP SE (Software & Services)	2,383,985
1,086	Scout24 SE (Media & Entertainment)(a)	95,828
6,867	Siemens AG (Capital Goods)	1,339,030
9,871	TeamViewer SE (Software & Services)*(a)	97,609

		11,362,388

Hong Kong – 2.5%
97,200	AIA Group Ltd. (Insurance)	698,174
30,800	Dah Sing Financial Holdings Ltd. (Banks)	111,103
56,500	Johnson Electric Holdings Ltd. (Automobiles & Components)	78,741
12,072	Prudential PLC (Insurance)	95,804

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
22,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$214,095
55,000	Swire Pacific Ltd., Class A (Capital Goods)	497,398
225,000	Swire Pacific Ltd., Class B (Capital Goods)	323,437
530,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	408,436

		2,427,188

Italy – 3.5%
4,541	Azimut Holding SpA (Financial Services)	113,166
64,697	Banca Mediolanum SpA (Financial Services)	771,204
82,441	Banco BPM SpA (Banks)	667,492
34,440	BPER Banca SpA (Banks)	219,653
1,836	Ferrari NV (Automobiles & Components)	783,420
3,883	Moncler SpA (Consumer Durables & Apparel)	204,986
28,439	RAI Way SpA (Telecommunication Services)(a)	162,022
10,453	Technogym SpA (Consumer Durables & Apparel)(a)	113,495
9,074	UniCredit SpA (Banks)	363,399

		3,398,837

Japan – 22.9%
1,200	AGC, Inc. (Capital Goods)	35,053
4,200	Aisin Corp. (Automobiles & Components)	46,923
2,900	Amuse, Inc. (Media & Entertainment)	26,351
18,000	Asahi Net, Inc. (Telecommunication Services)	75,637
16,300	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	388,677
1,700	Central Japan Railway Co. (Transportation)	31,901
2,400	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	37,955
4,800	Cresco Ltd. (Software & Services)	36,999
18,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	500,747
70,000	Daiwa Securities Group, Inc. (Financial Services)	461,911
100	Fast Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	33,734
7,800	Feed One Co. Ltd. (Food, Beverage & Tobacco)	39,348
14,400	Fujikura Kasei Co. Ltd. (Materials)	46,175

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,700	Fujita Kanko, Inc. (Consumer Services)	$86,000
8,200	Hachijuni Bank Ltd. (The) (Banks)	52,392
3,500	Hard Off Corp. Co. Ltd. (Consumer Discretionary Distribution & Retail)	41,679
12,900	Heiwa Corp. (Consumer Services)	198,784
10,800	Hitachi Ltd. (Capital Goods)	264,493
17,700	Hokuriku Electric Power Co. (Utilities)	96,450
22,900	Honda Motor Co. Ltd. (Automobiles & Components)	218,027
42,600	Hulic Co. Ltd. (Real Estate Management & Development)	370,014
11,600	Hyakujushi Bank Ltd. (The) (Banks)	239,605
2,200	Ines Corp. (Software & Services)	25,287
4,500	Inpex Corp. (Energy)	56,617
4,000	Intelligent Wave, Inc. (Software & Services)	28,660
55,900	Japan Post Bank Co. Ltd. (Banks)	528,347
16,100	JGC Holdings Corp. (Capital Goods)	133,938
1,400	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	39,943
4,700	Kawasaki Kisen Kaisha Ltd. (Transportation)	66,866
3,700	KDDI Corp. (Telecommunication Services)	117,847
3,400	Kewpie Corp. (Food, Beverage & Tobacco)	72,304
1,000	Keyence Corp. (Technology Hardware & Equipment)	406,472
3,100	Kimura Unity Co. Ltd. (Commercial & Professional Services)	29,548
3,300	Konami Group Corp. (Media & Entertainment)	308,782
4,000	Koshidaka Holdings Co. Ltd. (Consumer Services)	28,582
16,700	Lintec Corp. (Materials)	321,284
3,700	Mars Group Holdings Corp. (Consumer Durables & Apparel)	78,530
13,400	Marubeni Corp. (Capital Goods)	201,115
10,600	Mitsubishi Chemical Group Corp. (Materials)	53,537
12,900	Mitsubishi Corp. (Capital Goods)	211,066
54,300	Mitsubishi Electric Corp. (Capital Goods)	916,896
13,200	Mitsubishi HC Capital, Inc. (Financial Services)	86,991

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,800	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	$36,975
8,200	Mitsui OSK Lines Ltd. (Transportation)	285,346
2,200	MIXI, Inc. (Media & Entertainment)	42,371
1,300	Miyazaki Bank Ltd. (The) (Banks)	25,614
16,800	Modec, Inc. (Energy)	354,622
32,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	706,239
20,700	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	328,402
8,100	NEC Corp. (Software & Services)	693,174
34,000	Nexon Co. Ltd. (Media & Entertainment)	505,763
12,900	NGK Insulators Ltd. (Capital Goods)	162,880
476,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	475,659
13,000	Nippon Yusen KK (Transportation)	432,686
2,200	Nitto Denko Corp. (Materials)	36,781
68,700	Nomura Holdings, Inc. (Financial Services)	398,586
4,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	113,518
3,600	Obayashi Corp. (Capital Goods)	47,402
24,500	Oji Holdings Corp. (Materials)	93,637
12,500	Olympus Corp. (Health Care Equipment & Services)	186,628
2,600	Omron Corp. (Technology Hardware & Equipment)	87,545
2,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,029
1,200	Oracle Corp. Japan (Software & Services)	114,848
12,600	Oriental Land Co. Ltd. (Consumer Services)	271,608
43,100	ORIX Corp. (Financial Services)	925,956
7,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	402,560
4,800	PHC Holdings Corp. (Health Care Equipment & Services)	29,051
89,900	Rakuten Group, Inc. (Consumer Discretionary Distribution & Retail)*	484,334
2,100	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	145,967
24,500	SBI Holdings, Inc. (Financial Services)	615,344

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
2,200	Scroll Corp. (Consumer Discretionary Distribution & Retail)	$14,984
9,100	SCSK Corp. (Software & Services)	190,462
900	Secom Co. Ltd. (Commercial & Professional Services)	30,564
10,700	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	54,321
1,400	Seiko Group Corp. (Consumer Durables & Apparel)	42,910
36,200	Sekisui House Ltd. (Consumer Durables & Apparel)	863,157
600	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	33,366
23,300	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	326,786
10,700	Shizuoka Financial Group, Inc. (Banks)	86,778
8,500	Sodick Co. Ltd. (Capital Goods)	39,509
10,000	SoftBank Group Corp. (Telecommunication Services)	571,458
30,000	Sojitz Corp. (Capital Goods)	611,396
5,100	Sompo Holdings, Inc. (Insurance)	132,142
1,000	SRA Holdings (Software & Services)	26,665
31,800	Sumitomo Electric Industries Ltd. (Automobiles & Components)	568,504
1,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	20,412
2,500	Sumitomo Metal Mining Co. Ltd. (Materials)	56,997
6,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	160,802
26,700	Sumitomo Mitsui Trust Group, Inc. (Banks)	623,700
3,700	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	41,543
400	Sumitomo Seika Chemicals Co. Ltd. (Materials)	12,066
3,600	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	114,379
1,600	Taisei Corp. (Capital Goods)	67,038
2,700	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	21,470
19,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	521,505
5,900	Toa Corp. (Capital Goods)	44,410
400	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	10,788

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
300	Token Corp. (Consumer Durables & Apparel)	$23,832
2,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	330,703
6,700	Tokyu Corp. (Transportation)	71,401
20,400	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	124,510
23,500	Tosho Co. Ltd. (Consumer Services)	93,522
5,700	Toyota Motor Corp. (Automobiles & Components)	111,294
9,800	Trend Micro, Inc. (Software & Services)	528,348
2,100	Uchida Yoko Co. Ltd. (Software & Services)	92,513
8,400	Watts Co. Ltd. (Consumer Discretionary Distribution & Retail)	35,071
4,700	World Co. Ltd. (Consumer Discretionary Distribution & Retail)	74,401
15,000	Yamada Holdings Co. Ltd. (Consumer Discretionary Distribution & Retail)	43,034
24,100	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	346,405
6,700	Yokogawa Electric Corp. (Technology Hardware & Equipment)	142,505
9,400	Zenrin Co. Ltd. (Media & Entertainment)	49,460

		22,426,103

Macau – 0.1%
78,400	MGM China Holdings Ltd. (Consumer Services)	99,705

Netherlands – 3.9%
205	Adyen NV (Financial Services)*(a)	304,646
5,080	Aegon Ltd. (Insurance)	30,230
796	ASM International NV (Semiconductors & Semiconductor Equipment)	460,236
1,390	ASML Holding NV (Semiconductors & Semiconductor Equipment)	973,605
30,054	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	980,330
9,225	Wereldhave NV REIT (Equity Real Estate Investment Trusts (REITs))	131,578

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
5,883	Wolters Kluwer NV (Commercial & Professional Services)	$977,428

		3,858,053

New Zealand – 0.0%
6,016	a2 Milk Co. Ltd. (The) (Food, Beverage & Tobacco)*	21,204

Norway – 0.5%
4,252	Kongsberg Gruppen ASA (Capital Goods)	478,379

Singapore – 0.1%
18,200	Singapore Technologies Engineering Ltd. (Capital Goods)	62,101
1,200	United Overseas Bank Ltd. (Banks)	31,867

		93,968

South Africa – 0.2%
5,764	Anglo American PLC (Materials)	170,425

Spain – 0.1%
10,108	Banco Bilbao Vizcaya Argentaria SA (Banks)	98,901

Sweden – 5.4%
15,525	Alfa Laval AB (Capital Goods)	649,800
21,511	Essity AB, Class B (Household & Personal Products)	574,918
9,965	Evolution AB (Consumer Services)(a)	768,460
1,427	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary Distribution & Retail)	19,234
50,167	Hexagon AB, Class B (Technology Hardware & Equipment)	478,966
21,578	Investor AB, Class B (Financial Services)	571,535
6,730	Proact IT Group AB (Software & Services)	71,656
11,726	Sandvik AB (Capital Goods)	210,263
38,859	SSAB AB, Class A (Materials)	157,680
53,663	SSAB AB, Class B (Materials)	212,964
38,700	Svenska Handelsbanken AB, Class A (Banks)	399,579
29,929	Swedbank AB, Class A (Banks)	590,977
74,213	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	601,011

		5,307,043

Switzerland – 4.9%
5,004	ABB Ltd. (Capital Goods)	270,209
128	Baloise Holding AG (Insurance)	23,194

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
306	Kuehne + Nagel International AG (Transportation)	$70,210
440	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	259,705
19,680	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,915,992
1,582	Sika AG (Materials)	377,476
43,621	UBS Group AG (Financial Services)	1,335,533
899	Zurich Insurance Group AG (Insurance)	534,694

		4,787,013

Tanzania – 0.0%
24,237	Helios Towers PLC (Telecommunication Services)*	27,763

United Kingdom – 10.6%
11,144	Associated British Foods PLC (Food, Beverage & Tobacco)	284,266
21,526	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,410,384
31,706	Aviva PLC (Insurance)	185,832
35,218	BAE Systems PLC (Capital Goods)	505,212
11,316	Barclays PLC (Banks)	37,854
18,310	Beazley PLC (Insurance)	186,918
1,391	Bloomsbury Publishing PLC (Media & Entertainment)	11,737
130,289	BT Group PLC (Telecommunication Services)	234,844
8,737	Entain PLC (Consumer Services)	75,002
19,184	Galliford Try Holdings PLC (Capital Goods)	93,184
99,361	HSBC Holdings PLC (Banks)	976,034
23,781	Imperial Brands PLC (Food, Beverage & Tobacco)	760,490
1,654	InterContinental Hotels Group PLC (Consumer Services)	205,797
5,648	Investec PLC (Financial Services)	38,394
50,339	J Sainsbury PLC (Consumer Staples Distribution & Retail)	172,015
2,581	Keller Group PLC (Capital Goods)	46,644
18,313	Lancashire Holdings Ltd. (Insurance)	151,083
93,150	M&G PLC (Financial Services)	230,512
38,696	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	181,221
14,808	Mears Group PLC (Commercial & Professional Services)	67,108
5,214	MONY Group PLC (Media & Entertainment)	12,539
55,552	National Grid PLC (Utilities)	659,972

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
105,708	NatWest Group PLC (Banks)	$529,730
1,439	Next PLC (Consumer Discretionary Distribution & Retail)	170,698
10,093	Playtech PLC (Consumer Services)*	90,343
14,598	Polar Capital Holdings PLC (Financial Services)	92,838
25,325	RELX PLC (Commercial & Professional Services)	1,147,451
83,164	Rolls-Royce Holdings PLC (Capital Goods)*	589,749
4,113	Sage Group PLC (The) (Software & Services)	65,349
3,634	Smiths Group PLC (Capital Goods)	77,915
9,122	SSE PLC (Utilities)	182,846
139,769	Taylor Wimpey PLC (Consumer Durables & Apparel)	212,729
51,818	Tesco PLC (Consumer Staples Distribution & Retail)	238,329
5,499	Vistry Group PLC (Consumer Durables & Apparel)*	39,199
40,890	Vodafone Group PLC ADR (Telecommunication Services)	347,156
21,718	Wickes Group PLC (Consumer Discretionary Distribution & Retail)	41,109
6,141	Zigup PLC (Transportation)	24,628

		10,377,111

United States – 7.4%
4,389	Alcon AG (Health Care Equipment & Services)	372,133
23,187	BP PLC ADR (Energy)	685,408
32,345	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,093,908
4,440	Holcim AG (Materials)*	427,505
13,658	Nestle SA (Food, Beverage & Tobacco)	1,120,546
3,720	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,040,137
6,672	Schneider Electric SE (Capital Goods)	1,661,036
27,573	Shell PLC (Energy)	865,329
80	Swiss Re AG (Insurance)	11,587

		7,277,589

TOTAL COMMON STOCKS (Cost $90,866,720)		95,464,247

Shares	Description	Rate	Value

Preferred Stocks – 0.6%

Germany – 0.6%
5,193	Henkel AG & Co. KGaA (Household & Personal Products)	2.19%	$455,616
813	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.35	180,676

TOTAL PREFERRED STOCKS (Cost $582,802)			636,292

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
81	4.392%	81
(Cost $81)

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $91,449,603)		96,100,620

Securities Lending Reinvestment Vehicle – 1.1%(c)

Goldman Sachs Financial Square Government Fund – Institutional Shares
1,041,900	4.392%	1,041,900
(Cost $1,041,900)

TOTAL INVESTMENTS – 99.1%
(Cost $92,491,503)		$97,142,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		905,154

NET ASSETS – 100.0%		$98,047,674

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND

Sector Name	% of Market Value

Financials	23.4%
Industrials	19.6
Health Care	13.0
Information Technology	10.3
Consumer Discretionary	10.4
Consumer Staples	7.0
Materials	6.6
Communication Services	3.4
Energy	2.1
Utilities	1.7
Real Estate	1.4
Investment Company	0.0
Securities Lending Reinvestment Vehicle	1.1

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	14	03/21/25	$707,838	$(11,895)
FTSE 100 Index	3	03/21/25	307,235	(2,906)
HANG SENG Index	1	01/27/25	129,316	885
MSCI Singapore Index	1	01/28/25	27,346	(42)
SPI 200 Index	1	03/20/25	126,080	(2,184)
TOPIX Index	3	03/13/25	531,285	13,562

Total Futures Contracts				$(2,580)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.9%

Aerospace & Defense – 3.3%
25,217	Boeing Co. (The)*	$4,463,409
27,187	General Electric Co.	4,534,520

		8,997,929

Air Freight & Logistics – 1.0%
21,513	United Parcel Service, Inc., Class B	2,712,789

Banks – 9.5%
182,706	Bank of America Corp.	8,029,929
42,668	JPMorgan Chase & Co.	10,227,946
108,716	Wells Fargo & Co.	7,636,212

		25,894,087

Beverages – 1.5%
65,026	Coca-Cola Co. (The)	4,048,519

Biotechnology – 3.1%
28,534	AbbVie, Inc.	5,070,492
2,078	Argenx SE ADR (Netherlands)*	1,277,970
17,893	BioNTech SE ADR (Germany)*	2,038,907

		8,387,369

Capital Markets – 6.0%
4,716	Blackrock, Inc.	4,834,419
11,587	Blackstone, Inc.	1,997,830
42,584	Morgan Stanley	5,353,660
55,554	Nasdaq, Inc.	4,294,880

		16,480,789

Chemicals – 2.6%
9,004	Linde PLC	3,769,705
10,097	Sherwin-Williams Co. (The)	3,432,273

		7,201,978

Commercial Services & Supplies – 0.6%
9,267	Waste Connections, Inc.	1,590,032

Construction Materials – 1.2%
6,385	Martin Marietta Materials, Inc.	3,297,852

Consumer Finance – 1.8%
16,309	American Express Co.	4,840,348

Consumer Staples Distribution & Retail – 2.4%
72,410	Walmart, Inc.	6,542,243

Diversified Telecommunication Services – 1.9%
227,397	AT&T, Inc.	5,177,830

Electric Utilities – 2.5%
82,843	Exelon Corp.	3,118,211
51,893	NextEra Energy, Inc.	3,720,209

		6,838,420

Electrical Equipment – 3.8%
14,213	Eaton Corp. PLC	4,716,868
16,751	GE Vernova, Inc.	5,509,907

		10,226,775

Financial Services – 3.7%
13,678	Berkshire Hathaway, Inc., Class B*	6,199,964
11,901	Visa, Inc., Class A	3,761,192

		9,961,156

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 1.7%
17,648	Old Dominion Freight Line, Inc.	$3,113,107
3,285	Saia, Inc.*	1,497,073

		4,610,180

Health Care Equipment & Supplies – 4.1%
43,352	Abbott Laboratories	4,903,545
37,325	Boston Scientific Corp.*	3,333,869
31,805	Cooper Cos., Inc. (The)*	2,923,833

		11,161,247

Health Care Providers & Services – 2.1%
6,957	Humana, Inc.	1,765,060
8,074	UnitedHealth Group, Inc.	4,084,314

		5,849,374

Hotels, Restaurants & Leisure – 2.1%
19,752	McDonald’s Corp.	5,725,907

Household Durables – 0.5%
10,356	Lennar Corp., Class A	1,412,248

Industrial Conglomerates – 3.4%
29,973	3M Co.	3,869,215
24,807	Honeywell International, Inc.	5,603,653

		9,472,868

Industrial REITs – 1.2%
31,554	Prologis, Inc. REIT	3,335,258

Insurance – 3.3%
12,427	Allstate Corp. (The)	2,395,801
13,062	Marsh & McLennan Cos., Inc.	2,774,499
15,614	Travelers Cos., Inc. (The)	3,761,257

		8,931,557

Interactive Media & Services – 2.0%
28,647	Alphabet, Inc., Class A	5,422,877

IT Services – 1.6%
12,257	Accenture PLC, Class A (Ireland)	4,311,890

Life Sciences Tools & Services – 2.9%
24,517	Danaher Corp.	5,627,877
4,543	Thermo Fisher Scientific, Inc.	2,363,405

		7,991,282

Machinery – 3.1%
13,241	Caterpillar, Inc.	4,803,305
13,936	Illinois Tool Works, Inc.	3,533,612

		8,336,917

Metals & Mining – 1.2%
86,270	Freeport-McMoRan, Inc.	3,285,162

Multi-Utilities – 2.9%
51,922	Ameren Corp.	4,628,327
50,924	CMS Energy Corp.	3,394,085

		8,022,412

Office REITs – 0.6%
23,926	BXP, Inc. REIT	1,779,137

Oil, Gas & Consumable Fuels – 5.8%
12,199	Cheniere Energy, Inc.	2,621,199
22,172	EOG Resources, Inc.	2,717,844

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
82,686	Exxon Mobil Corp.	$8,894,533
14,228	Phillips 66	1,620,996

		15,854,572

Personal Care Products – 1.6%
198,276	Kenvue, Inc.	4,233,193

Pharmaceuticals – 3.8%
19,300	AstraZeneca PLC ADR (United Kingdom)	1,264,536
38,450	Johnson & Johnson	5,560,639
36,537	Merck & Co., Inc.	3,634,701

		10,459,876

Residential REITs – 1.2%
14,301	AvalonBay Communities, Inc. REIT	3,145,791

Semiconductors & Semiconductor Equipment – 4.0%
45,611	Marvell Technology, Inc.	5,037,735
24,628	Micron Technology, Inc.	2,072,693
20,544	Texas Instruments, Inc.	3,852,205

		10,962,633

Software – 2.6%
45,993	Dynatrace, Inc.*	2,499,720
13,607	Salesforce, Inc.	4,549,228

		7,048,948

Specialized REITs – 0.6%
9,026	American Tower Corp. REIT	1,655,459

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – 1.7%
19,048	Lowe’s Cos., Inc.	$4,701,046

Textiles, Apparel & Luxury Goods – 1.0%
35,985	NIKE, Inc., Class B	2,722,985

TOTAL COMMON STOCKS (Cost $205,493,618)		272,630,935

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,137	4.392%	2,137

(Cost $2,137)

TOTAL INVESTMENTS – 99.9% (Cost $205,495,755)		$272,633,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		222,364

NET ASSETS – 100.0%		$272,855,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.7%

Aerospace & Defense – 3.4%
2,954	Axon Enterprise, Inc.*	$1,755,621
2,531	Woodward, Inc.	421,209

		2,176,830

Beverages – 1.0%
8,130	Coca-Cola Europacific Partners PLC (United Kingdom)	624,465

Biotechnology – 4.5%
3,998	Alnylam Pharmaceuticals, Inc.*	940,769
5,948	BioMarin Pharmaceutical, Inc.*	390,962
2,935	BioNTech SE ADR (Germany)*	334,443
5,647	Neurocrine Biosciences, Inc.*	770,816
40,755	Roivant Sciences Ltd.*	482,132

		2,919,122

Capital Markets – 7.2%
59,027	Blue Owl Capital, Inc.	1,372,968
2,361	Coinbase Global, Inc., Class A*	586,236
2,802	MSCI, Inc.	1,681,228
5,084	Nasdaq, Inc.	393,044
4,567	Tradeweb Markets, Inc., Class A	597,912

		4,631,388

Construction & Engineering – 1.8%
2,688	Comfort Systems USA, Inc.	1,139,873

Construction Materials – 1.7%
2,154	Martin Marietta Materials, Inc.	1,112,541

Consumer Staples Distribution & Retail – 1.9%
13,627	BJ’s Wholesale Club Holdings, Inc.*	1,217,572

Containers & Packaging – 1.0%
11,349	Ball Corp.	625,670

Electrical Equipment – 6.4%
3,522	AMETEK, Inc.	634,876
3,153	GE Vernova, Inc.	1,037,116
2,443	Rockwell Automation, Inc.	698,185
15,526	Vertiv Holdings Co., Class A	1,763,909

		4,134,086

Entertainment – 1.5%
7,479	Live Nation Entertainment, Inc.*	968,531

Financial Services – 4.1%
3,348	Corpay, Inc.*	1,133,030
21,507	Equitable Holdings, Inc.	1,014,485
6,639	Fidelity National Information Services, Inc.	536,232

		2,683,747

Food Products – 1.0%
9,812	Lamb Weston Holdings, Inc.	655,736

Ground Transportation – 2.7%
6,509	Old Dominion Freight Line, Inc.	1,148,188
1,291	Saia, Inc.*	588,347

		1,736,535

Health Care Equipment & Supplies – 4.9%
1,852	Align Technology, Inc.*	386,160
6,290	Cooper Cos., Inc. (The)*	578,240

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
2,123	IDEXX Laboratories, Inc.*	$877,733
4,951	Insulet Corp.*	1,292,558

		3,134,691

Health Care Providers & Services – 2.5%
7,242	Cencora, Inc.	1,627,133

Health Care Technology – 1.5%
4,733	Veeva Systems, Inc., Class A*	995,113

Hotels, Restaurants & Leisure – 9.5%
5,125	Cava Group, Inc.*	578,100
1,500	Domino’s Pizza, Inc.	629,640
4,102	DoorDash, Inc., Class A*	688,111
23,490	DraftKings, Inc., Class A*	873,828
4,125	Hilton Worldwide Holdings, Inc.	1,019,535
3,444	Royal Caribbean Cruises Ltd.	794,496
5,027	Texas Roadhouse, Inc.	907,022
2,178	Wingstop, Inc.	618,988

		6,109,720

Independent Power and Renewable Electricity Producers – 1.1%
4,955	Vistra Corp.	683,146

IT Services – 3.3%
3,566	Cloudflare, Inc., Class A*	383,987
2,025	Gartner, Inc.*	981,052
3,174	MongoDB, Inc.*	738,939

		2,103,978

Life Sciences Tools & Services – 2.2%
352	Mettler-Toledo International, Inc.*	430,736
2,956	West Pharmaceutical Services, Inc.	968,267

		1,399,003

Machinery – 1.0%
4,024	Fortive Corp.	301,800
2,281	ITT, Inc.	325,909

		627,709

Media – 2.3%
12,397	Trade Desk, Inc. (The), Class A*	1,457,019

Oil, Gas & Consumable Fuels – 4.8%
5,622	Cheniere Energy, Inc.	1,207,999
10,486	DT Midstream, Inc.	1,042,623
3,692	Expand Energy Corp.	367,539
33,985	Permian Resources Corp.	488,704

		3,106,865

Personal Care Products – 0.8%
4,006	elf Beauty, Inc.*	502,953

Professional Services – 1.2%
3,174	Equifax, Inc.	808,894

Semiconductors & Semiconductor Equipment – 2.9%
6,291	Entegris, Inc.	623,187
7,863	Marvell Technology, Inc.	868,468
3,843	MKS Instruments, Inc.	401,171

		1,892,826

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Software – 19.8%
6,185	AppLovin Corp., Class A*	$2,002,889
9,719	Datadog, Inc., Class A*	1,388,748
13,170	Dynatrace, Inc.*	715,790
726	Fair Isaac Corp.*	1,445,415
1,172	HubSpot, Inc.*	816,614
3,992	Manhattan Associates, Inc.*	1,078,798
1,889	Monday.com Ltd.*	444,746
28,862	Palantir Technologies, Inc., Class A*	2,182,833
5,206	Samsara, Inc., Class A*	227,450
2,394	Tyler Technologies, Inc.*	1,380,476
6,235	Varonis Systems, Inc.*	277,021
4,504	Zscaler, Inc.*	812,567

		12,773,347

Specialty Retail – 1.5%
2,962	Floor & Decor Holdings, Inc., Class A*	295,312
4,627	Ross Stores, Inc.	699,926

		995,238

Trading Companies & Distributors – 2.2%
15,721	Fastenal Co.	1,130,497
421	United Rentals, Inc.	296,569

		1,427,066

TOTAL COMMON STOCKS (Cost $49,790,821)		64,270,797

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
211,545	4.392%	211,545
(Cost $211,545)

TOTAL INVESTMENTS – 100.0% (Cost $50,002,366)		$64,482,342

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		11,612

NET ASSETS – 100.0%		$64,493,954

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.4%

Aerospace & Defense – 2.1%
26,383	L3Harris Technologies, Inc.	$5,547,818
24,141	Woodward, Inc.	4,017,545

		9,565,363

Banks – 5.5%
100,729	Citizens Financial Group, Inc.	4,407,901
57,997	East West Bancorp, Inc.	5,553,793
273,471	Huntington Bancshares, Inc.	4,449,373
29,429	M&T Bank Corp.	5,532,946
43,570	Pinnacle Financial Partners, Inc.	4,983,973

		24,927,986

Beverages – 1.6%
90,789	Coca-Cola Europacific Partners PLC (United Kingdom)	6,973,503

Biotechnology – 0.7%
20,493	Biogen, Inc.*	3,133,790

Capital Markets – 2.8%
81,381	Nasdaq, Inc.	6,291,565
39,602	Raymond James Financial, Inc.	6,151,379

		12,442,944

Chemicals – 3.1%
45,066	Ashland, Inc.	3,220,416
22,865	Celanese Corp.	1,582,487
40,599	RPM International, Inc.	4,996,113
35,821	Westlake Corp.	4,106,878

		13,905,894

Commercial Services & Supplies – 0.5%
13,042	Waste Connections, Inc.	2,237,746

Construction & Engineering – 0.2%
2,531	Comfort Systems USA, Inc.	1,073,296

Construction Materials – 1.3%
11,136	Martin Marietta Materials, Inc.	5,751,744

Consumer Staples Distribution & Retail – 2.2%
62,455	BJ’s Wholesale Club Holdings, Inc.*	5,580,354
48,259	Performance Food Group Co.*	4,080,299

		9,660,653

Containers & Packaging – 1.9%
20,418	Avery Dennison Corp.	3,820,820
87,338	Ball Corp.	4,814,944

		8,635,764

Electric Utilities – 3.7%
102,490	Exelon Corp.	3,857,724
12,738	NRG Energy, Inc.	1,149,222
297,985	PG&E Corp.	6,013,337
108,754	PPL Corp.	3,530,155
27,706	Xcel Energy, Inc.	1,870,709

		16,421,147

Electrical Equipment – 5.0%
44,708	AMETEK, Inc.	8,059,064
28,452	GE Vernova, Inc.	9,358,716

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
16,924	Rockwell Automation, Inc.	$4,836,710

		22,254,490

Electronic Equipment, Instruments & Components – 1.1%
13,713	Keysight Technologies, Inc.*	2,202,719
7,487	Zebra Technologies Corp., Class A*	2,891,629

		5,094,348

Entertainment – 1.0%
31,558	Electronic Arts, Inc.	4,616,935

Financial Services – 3.0%
66,144	Equitable Holdings, Inc.	3,120,013
129,535	Fidelity National Information Services, Inc.	10,462,542

		13,582,555

Food Products – 0.5%
35,517	Lamb Weston Holdings, Inc.	2,373,601

Ground Transportation – 1.0%
12,652	Old Dominion Freight Line, Inc.	2,231,813
5,376	Saia, Inc.*	2,450,004

		4,681,817

Health Care Equipment & Supplies – 1.4%
66,059	Cooper Cos., Inc. (The)*	6,072,804

Health Care Providers & Services – 1.9%
23,295	Cencora, Inc.	5,233,920
12,194	Humana, Inc.	3,093,740

		8,327,660

Health Care REITs – 1.3%
36,290	Alexandria Real Estate Equities, Inc. REIT	3,540,089
38,535	Ventas, Inc. REIT	2,269,326

		5,809,415

Hotels, Restaurants & Leisure – 1.8%
4,695	Domino’s Pizza, Inc.	1,970,773
74,627	Red Rock Resorts, Inc., Class A	3,450,753
11,618	Royal Caribbean Cruises Ltd.	2,680,156

		8,101,682

Household Durables – 1.1%
37,689	Lennar Corp., Class A	5,139,649

Insurance – 7.4%
43,518	Allstate Corp. (The)	8,389,835
24,848	American Financial Group, Inc.	3,402,437
39,069	Arch Capital Group Ltd.	3,608,022
11,235	Arthur J Gallagher & Co.	3,189,055
23,946	Globe Life, Inc.	2,670,458
42,973	Prudential Financial, Inc.	5,093,590
96,176	Unum Group	7,023,733

		33,377,130

Life Sciences Tools & Services – 2.4%
16,439	Agilent Technologies, Inc.	2,208,415
4,322	Mettler-Toledo International, Inc.*	5,288,745

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
10,127	West Pharmaceutical Services, Inc.	$3,317,200

		10,814,360

Machinery – 4.7%
91,293	Fortive Corp.	6,846,975
19,928	IDEX Corp.	4,170,731
46,936	Ingersoll Rand, Inc.	4,245,831
24,905	ITT, Inc.	3,558,426
21,735	Xylem, Inc.	2,521,695

		21,343,658

Media – 0.7%
36,031	Omnicom Group, Inc.	3,100,107

Metals & Mining – 1.7%
66,127	Steel Dynamics, Inc.	7,543,107

Multi-Utilities – 6.3%
51,464	Ameren Corp.	4,587,501
175,362	CenterPoint Energy, Inc.	5,564,236
82,713	CMS Energy Corp.	5,512,822
193,446	NiSource, Inc.	7,111,075
65,084	Public Service Enterprise Group, Inc.	5,498,947

		28,274,581

Oil, Gas & Consumable Fuels – 7.4%
65,895	ConocoPhillips	6,534,807
42,758	Diamondback Energy, Inc.	7,005,043
35,390	DT Midstream, Inc.	3,518,828
55,729	Expand Energy Corp.	5,547,822
188,341	Permian Resources Corp.	2,708,343
68,347	Phillips 66	7,786,774

		33,101,617

Passenger Airlines – 2.5%
117,397	United Airlines Holdings, Inc.*	11,399,249

Personal Care Products – 0.8%
168,467	Kenvue, Inc.	3,596,771

Residential REITs – 3.2%
72,980	American Homes 4 Rent, Class A REIT	2,730,912
32,960	AvalonBay Communities, Inc. REIT	7,250,211
65,417	Equity LifeStyle Properties, Inc. REIT	4,356,772

		14,337,895

Semiconductors & Semiconductor Equipment – 3.8%
86,385	Marvell Technology, Inc.	9,541,223
71,113	Microchip Technology, Inc.	4,078,331
34,327	MKS Instruments, Inc.	3,583,395

		17,202,949

Software – 1.7%
76,877	Dynatrace, Inc.*	4,178,265
53,762	Klaviyo, Inc., Class A*	2,217,145
3,813	MicroStrategy, Inc., Class A*	1,104,321

		7,499,731

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – 4.1%
26,605	Digital Realty Trust, Inc. REIT	$4,717,865
33,213	Extra Space Storage, Inc. REIT	4,968,665
307,335	VICI Properties, Inc. REIT	8,977,255

		18,663,785

Specialty Retail – 3.8%
21,566	Floor & Decor Holdings, Inc., Class A*	2,150,130
228,063	Foot Locker, Inc.*	4,962,651
15,457	Ross Stores, Inc.	2,338,180
10,365	Ulta Beauty, Inc.*	4,508,050
73,825	Wayfair, Inc., Class A*	3,271,924

		17,230,935

Technology Hardware, Storage & Peripherals – 1.5%
320,964	Hewlett Packard Enterprise Co.	6,852,581

Trading Companies & Distributors – 2.7%
75,607	Fastenal Co.	5,436,899
9,220	United Rentals, Inc.	6,494,937

		11,931,836

TOTAL COMMON STOCKS (Cost $358,260,893)		447,055,078

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,607,866	4.392%	1,607,866

(Cost $1,607,866)

TOTAL INVESTMENTS – 99.8% (Cost $359,868,759)		$448,662,944

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		706,056

NET ASSETS – 100.0%		$449,369,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 97.6%

Aerospace & Defense – 1.2%
4,681	Archer Aviation, Inc., Class A*(a)	$45,640
15,659	Kratos Defense & Security Solutions, Inc.*	413,084
785	Mercury Systems, Inc.*	32,970
4,242	Park Aerospace Corp.	62,145
48,584	Rocket Lab USA, Inc.*(a)	1,237,435

		1,791,274

Automobile Components – 0.9%
29,368	American Axle & Manufacturing Holdings, Inc.*	171,215
4,017	Cooper-Standard Holdings, Inc.*	54,470
1,562	Dorman Products, Inc.*	202,357
5,936	Fox Factory Holding Corp.*	179,683
62,868	Goodyear Tire & Rubber Co. (The)*(b)	565,812
31,987	Holley, Inc.*	96,601
246	LCI Industries	25,434
2,778	Luminar Technologies, Inc.*(a)	14,946
6,714	Stoneridge, Inc.*	42,097

		1,352,615

Banks – 9.5%
7,151	Amalgamated Financial Corp.	239,344
10,339	Ameris Bancorp	646,911
4,363	BancFirst Corp.	511,256
5,260	Bancorp, Inc. (The)*	276,834
10,690	BankUnited, Inc.	408,037
6,682	Berkshire Hills Bancorp, Inc.	189,969
19,529	Cadence Bank	672,774
1,043	Capital City Bank Group, Inc.	38,226
70,724	Capitol Federal Financial, Inc.	417,979
5,699	Central Pacific Financial Corp.	165,556
3,484	Community Trust Bancorp, Inc.	184,757
27,930	CVB Financial Corp.	597,981
942	Dime Community Bancshares, Inc.	28,952
925	Esquire Financial Holdings, Inc.	73,538
2,625	FB Financial Corp.	135,214
584	First Bancorp, Inc. (The)	15,972
19,579	First BanCorp. (Puerto Rico)	363,974
17,467	First Commonwealth Financial Corp.	295,542
9,857	First Financial Bankshares, Inc.	355,345
2,862	First Internet Bancorp	103,003
523	First Mid Bancshares, Inc.	19,257
935	Flushing Financial Corp.	13,352
17,419	Fulton Financial Corp.	335,838
12,651	Hancock Whitney Corp.	692,263
20,030	Hanmi Financial Corp.	473,109
6,608	Heritage Financial Corp.	161,896
1,621	Home Bancorp, Inc.	74,907
3,980	HomeTrust Bancshares, Inc.	134,046
8,635	Hope Bancorp, Inc.	106,124
1,175	Independent Bank Corp.	40,925
7,193	Independent Bank Corp.	461,719
9,228	International Bancshares Corp.	582,840
566	Metrocity Bankshares, Inc.	18,084
307	Nicolet Bankshares, Inc.	32,207

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
5,723	Northeast Community Bancorp, Inc.	$139,985
904	Northrim BanCorp, Inc.	70,458
10,687	OFG Bancorp (Puerto Rico)	452,274
22,897	Old Second Bancorp, Inc.	407,109
5,385	Origin Bancorp, Inc.	179,267
1,257	Park National Corp.	215,488
530	Plumas Bancorp	25,048
4,212	Preferred Bank	363,833
3,411	Primis Financial Corp.	39,772
1,223	Provident Financial Services, Inc.	23,078
4,141	Red River Bancshares, Inc.	223,531
12,651	Renasant Corp.	452,273
1,919	Sierra Bancorp	55,497
2,103	SmartFinancial, Inc.	65,151
4,058	Southern First Bancshares, Inc.*	161,305
457	Southern States Bancshares, Inc.	15,223
8,890	Southside Bancshares, Inc.	282,346
814	Stellar Bancorp, Inc.	23,077
4,994	Stock Yards Bancorp, Inc.	357,620
7,810	Texas Capital Bancshares, Inc.*	610,742
1,452	Timberland Bancorp, Inc.	44,301
13,400	TrustCo Bank Corp.	446,354
3,427	UMB Financial Corp.	386,771
817	United Community Banks, Inc.	26,397
3,620	USCB Financial Holdings, Inc.	64,255
9,912	WesBanco, Inc.	322,536
3,496	Westamerica BanCorp	183,400

		14,504,822

Biotechnology – 7.2%
45,794	ACADIA Pharmaceuticals, Inc.*	840,320
18,889	ADMA Biologics, Inc.*	323,946
52,982	Amicus Therapeutics, Inc.*	499,090
18,530	Annexon, Inc.*	95,059
2,191	Arcturus Therapeutics Holdings, Inc.*	37,181
4,066	Arrowhead Pharmaceuticals, Inc.*	76,441
50,311	Aurinia Pharmaceuticals, Inc. (Canada)*	451,793
13,385	BioCryst Pharmaceuticals, Inc.*	100,655
10,037	Biohaven Ltd.*	374,882
4,687	Blueprint Medicines Corp.*	408,800
10,238	Bridgebio Pharma, Inc.*	280,931
8,737	CareDx, Inc.*	187,059
43,441	Catalyst Pharmaceuticals, Inc.*	906,614
12,154	Celldex Therapeutics, Inc.*	307,132
10,450	Coherus Biosciences, Inc.*(a)	14,421
530	Cytokinetics, Inc.*	24,931
22,928	Denali Therapeutics, Inc.*	467,273
9,376	Design Therapeutics, Inc.*	57,850
3,853	Dyne Therapeutics, Inc.*	90,777
17,498	Editas Medicine, Inc.*	22,222
10,848	Halozyme Therapeutics, Inc.*	518,643
1,122	Inhibrx Biosciences, Inc.*	17,279
2,691	Keros Therapeutics, Inc.*	42,599
1,170	Krystal Biotech, Inc.*	183,292
5,722	Larimar Therapeutics, Inc.*	22,144

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
1,328	Madrigal Pharmaceuticals, Inc.*	$409,781
21,689	MannKind Corp.*	139,460
7,791	MeiraGTx Holdings PLC*	47,447
11,080	Myriad Genetics, Inc.*	151,907
3,209	Nurix Therapeutics, Inc.*	60,458
1,399	Nuvalent, Inc., Class A*	109,514
24,312	Organogenesis Holdings, Inc.*	77,798
6,964	Protagonist Therapeutics, Inc.*	268,810
1,206	Prothena Corp. PLC (Ireland)*	16,703
21,835	PTC Therapeutics, Inc.*	985,632
29,445	RAPT Therapeutics, Inc.*	46,523
3,151	Recursion Pharmaceuticals, Inc., Class A*(a)	21,301
70,832	Relay Therapeutics, Inc.*	291,828
2,145	REVOLUTION Medicines, Inc.*	93,822
798	Rhythm Pharmaceuticals, Inc.*	44,672
1,664	Rocket Pharmaceuticals, Inc.*	20,917
2,935	Sage Therapeutics, Inc.*	15,937
3,250	Solid Biosciences, Inc.*	13,000
68,469	Sutro Biopharma, Inc.*	125,983
6,999	Syndax Pharmaceuticals, Inc.*	92,527
6,851	Taysha Gene Therapies, Inc.*	11,852
21,102	Tenaya Therapeutics, Inc.*(a)	30,176
14,211	TG Therapeutics, Inc.*	427,751
4,075	Twist Bioscience Corp.*	189,365
12,514	Vanda Pharmaceuticals, Inc.*	59,942
1,021	Vera Therapeutics, Inc.*	43,178
13,027	Veracyte, Inc.*	515,869
5,798	Vericel Corp.*	318,368

		10,981,855

Broadline Retail – 0.0%
6,967	Savers Value Village, Inc.*	71,412

Building Products – 0.5%
1,600	Griffon Corp.	114,032
3,310	Janus International Group, Inc.*	24,329
981	JELD-WEN Holding, Inc.*	8,034
625	Masterbrand, Inc.*	9,131
7,653	Tecnoglass, Inc.	607,036

		762,562

Capital Markets – 1.2%
64,480	BGC Group, Inc., Class A	584,189
3,873	Moelis & Co., Class A	286,137
19,525	Open Lending Corp.*	116,564
442	Piper Sandler Cos.	132,578
4,537	Silvercrest Asset Management Group, Inc., Class A	83,435
1,215	StoneX Group, Inc.*	119,034
54,451	WisdomTree, Inc.	571,736

		1,893,673

Chemicals – 1.2%
18,519	American Vanguard Corp.	85,743
3,644	Arq, Inc.*	27,585
10,930	Aspen Aerogels, Inc.*	129,848
37,809	Ecovyst, Inc.*	288,861
3,602	Hawkins, Inc.	441,857
605	Ingevity Corp.*	24,654

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
690	Innospec, Inc.	$75,941
4,084	Intrepid Potash, Inc.*	89,521
11,187	Mativ Holdings, Inc.	121,938
2,285	Minerals Technologies, Inc.	174,140
826	PureCycle Technologies, Inc.*(a)	8,467
2,533	Stepan Co.	163,885
14,439	Tronox Holdings PLC	145,401

		1,777,841

Commercial Services & Supplies – 1.7%
2,830	ABM Industries, Inc.	144,839
24,763	ACV Auctions, Inc., Class A*	534,881
13,545	CECO Environmental Corp.*	409,465
9,359	Deluxe Corp.	211,420
1,422	Driven Brands Holdings, Inc.*	22,951
69,098	Healthcare Services Group, Inc.*	802,573
1,972	Liquidity Services, Inc.*	63,676
4,783	Montrose Environmental Group, Inc.*	88,725
9,140	OPENLANE, Inc.*	181,338
1,751	Viad Corp.*	74,435

		2,534,303

Communications Equipment – 0.7%
1,162	Applied Optoelectronics, Inc.*	42,831
6,817	Harmonic, Inc.*	90,189
5,105	NETGEAR, Inc.*	142,276
39,783	NetScout Systems, Inc.*	861,700

		1,136,996

Construction & Engineering – 2.4%
1,831	Construction Partners, Inc., Class A*	161,970
314	Dycom Industries, Inc.*	54,655
13,350	Fluor Corp.*	658,422
5,004	Great Lakes Dredge & Dock Corp.*	56,495
3,466	IES Holdings, Inc.*	696,527
8,293	Limbach Holdings, Inc.*	709,383
4,025	Primoris Services Corp.	307,510
6,595	Sterling Infrastructure, Inc.*	1,110,928

		3,755,890

Construction Materials – 1.5%
4,367	Knife River Corp.*	443,862
23,732	Summit Materials, Inc., Class A*	1,200,839
4,993	United States Lime & Minerals, Inc.	662,771

		2,307,472

Consumer Finance – 1.6%
1,500	Dave, Inc.*	130,380
9,978	Encore Capital Group, Inc.*	476,649
6,792	Enova International, Inc.*	651,217
17,698	Green Dot Corp., Class A*	188,307
857	LendingTree, Inc.*	33,209
1,727	Moneylion, Inc.*	148,539
4,090	Navient Corp.	54,356
8,690	Regional Management Corp.	295,286
6,518	Upstart Holdings, Inc.*	401,313

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
729	World Acceptance Corp.*	$81,969

		2,461,225

Consumer Staples Distribution & Retail – 1.1%
3,361	Ingles Markets, Inc., Class A	216,583
11,464	Sprouts Farmers Market, Inc.*	1,456,730
209	Weis Markets, Inc.	14,154

		1,687,467

Containers & Packaging – 0.2%
28,505	O-I Glass, Inc.*	308,994

Diversified Consumer Services – 1.7%
5,341	Adtalem Global Education, Inc.*	485,230
66,677	Coursera, Inc.*	566,755
14,627	Frontdoor, Inc.*	799,658
12	Graham Holdings Co., Class B	10,463
20,105	Mister Car Wash, Inc.*	146,565
9,869	OneSpaWorld Holdings Ltd. (Bahamas)	196,393
4,582	Strategic Education, Inc.	428,050
161	Stride, Inc.*	16,733

		2,649,847

Diversified REITs – 0.4%
2,437	American Assets Trust, Inc. REIT	63,996
44,882	Armada Hoffler Properties, Inc. REIT	459,143
24,360	NexPoint Diversified Real Estate Trust REIT	148,596

		671,735

Diversified Telecommunication Services – 0.4%
1,000	AST SpaceMobile, Inc.*	21,100
612	ATN International, Inc.	10,288
15,929	Bandwidth, Inc., Class A*	271,111
3,174	Cogent Communications Holdings, Inc.	244,620
15,848	Lumen Technologies, Inc.*	84,153

		631,272

Electrical Equipment – 1.8%
4,045	American Superconductor Corp.*	99,628
10,443	Atkore, Inc.	871,468
26,597	Blink Charging Co.*(a)	36,970
11,049	Bloom Energy Corp., Class A*	245,398
4,893	NEXTracker, Inc., Class A*	178,741
6,685	NuScale Power Corp.*(a)	119,862
8,120	Plug Power, Inc.*	17,296
2,797	Powell Industries, Inc.	619,955
23,090	Shoals Technologies Group, Inc., Class A*	127,688
13,950	Thermon Group Holdings, Inc.*	401,342
6,723	TPI Composites, Inc.*(a)	12,707
445	Vicor Corp.*	21,502

		2,752,557

Electronic Equipment, Instruments & Components – 2.0%
6,633	Arlo Technologies, Inc.*	74,223

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
3,358	Badger Meter, Inc.	$712,299
585	ePlus, Inc.*	43,220
5,168	Fabrinet (Thailand)*	1,136,340
492	Insight Enterprises, Inc.*	74,833
1,154	Itron, Inc.*	125,301
15,149	Knowles Corp.*	301,920
6,864	Napco Security Technologies, Inc.	244,084
19,306	nLight, Inc.*	202,520
5,752	Vishay Precision Group, Inc.*	134,999

		3,049,739

Energy Equipment & Services – 2.0%
12,680	Borr Drilling Ltd. (Mexico)*	49,452
1,204	Bristow Group, Inc.*	41,297
5,992	Cactus, Inc., Class A	349,693
13,265	ChampionX Corp.	360,675
4,562	Kodiak Gas Services, Inc.	186,266
1,316	Nabors Industries Ltd.*	75,236
2,189	Natural Gas Services Group, Inc.*	58,665
17,064	Oceaneering International, Inc.*	445,029
37,851	Oil States International, Inc.*	191,526
7,783	SEACOR Marine Holdings, Inc.*	51,057
4,027	Seadrill Ltd. (Norway)*	156,771
7,851	TETRA Technologies, Inc.*	28,107
6,624	Tidewater, Inc.*	362,399
57,589	Transocean Ltd.*	215,959
9,863	Valaris Ltd.*	436,339

		3,008,471

Entertainment – 0.7%
25,238	AMC Entertainment Holdings, Inc., Class A*	100,447
12,509	Cinemark Holdings, Inc.*	387,529
22,965	Eventbrite, Inc., Class A*	77,162
17,876	Madison Square Garden Entertainment Corp.*	636,386

		1,201,524

Financial Services – 3.7%
2,562	Alerus Financial Corp.	49,293
7,510	AvidXchange Holdings, Inc.*	77,653
28,840	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,025,839
9,372	Burford Capital Ltd.	119,493
11,763	Enact Holdings, Inc.	380,886
24,593	Flywire Corp.*	507,108
14,990	I3 Verticals, Inc., Class A*	345,369
11,318	Jackson Financial, Inc., Class A	985,571
14,724	Merchants Bancorp	536,984
2,115	Mr Cooper Group, Inc.*	203,061
6,558	NMI Holdings, Inc., Class A*(b)	241,072
56,578	Payoneer Global, Inc.*	568,043
16,173	Paysign, Inc.*	48,842
23,514	Remitly Global, Inc.*	530,711
122	Sezzle, Inc.*	31,208

		5,651,133

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Food Products – 0.2%
1,703	Dole PLC	$23,059
306	John B Sanfilippo & Son, Inc.	26,656
1,240	Lancaster Colony Corp.	214,693

		264,408

Gas Utilities – 0.4%
9,073	ONE Gas, Inc.	628,305

Ground Transportation – 0.5%
3,699	PAMT Corp.*	60,590
390	RXO, Inc.*	9,298
18,294	Werner Enterprises, Inc.	657,120

		727,008

Health Care Equipment & Supplies – 2.0%
27,698	AtriCure, Inc.*	846,451
3,194	Avanos Medical, Inc.*	50,849
28,123	Embecta Corp.	580,740
2,528	Inari Medical, Inc.*	129,054
17,137	Inogen, Inc.*	157,146
2,631	Integra LifeSciences Holdings Corp.*	59,671
8,246	iRadimed Corp.	453,530
1,303	iRhythm Technologies, Inc.*	117,492
832	LeMaitre Vascular, Inc.	76,661
11,881	Nevro Corp.*	44,197
1,554	PROCEPT BioRobotics Corp.*	125,128
7,370	Pulmonx Corp.*	50,042
2,398	STAAR Surgical Co.*	58,247
1,090	Tactile Systems Technology, Inc.*	18,672
3,379	Tandem Diabetes Care, Inc.*	121,712
25,301	Treace Medical Concepts, Inc.*	188,239

		3,077,831

Health Care Providers & Services – 3.6%
4,900	Accolade, Inc.*	16,758
498	Addus HomeCare Corp.*	62,424
88,689	agilon health, Inc.*	168,509
13,046	BrightSpring Health Services, Inc.*	222,173
1,194	CorVel Corp.*	132,845
13,865	DocGo, Inc.*	58,788
31,852	Enhabit, Inc.*	248,764
7,200	Ensign Group, Inc. (The)	956,592
2,433	GeneDx Holdings Corp.*	187,000
8,335	Guardant Health, Inc.*	254,634
5,980	HealthEquity, Inc.*	573,781
12,852	Hims & Hers Health, Inc.*	310,761
1,224	InfuSystem Holdings, Inc.*	10,343
17,228	Joint Corp. (The)*	183,134
86,960	LifeStance Health Group, Inc.*	640,895
1,706	National Research Corp.	30,094
5,175	PACS Group, Inc.*	67,844
18,413	Pennant Group, Inc. (The)*	488,313
18,559	Privia Health Group, Inc.*	362,829
12,769	Surgery Partners, Inc.*	270,320
6,969	Talkspace, Inc.*	21,534
33,922	Viemed Healthcare, Inc.*	272,054

		5,540,389

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – 0.7%
34,605	CareTrust REIT, Inc. REIT	$936,065
2,760	Universal Health Realty Income Trust REIT	102,700

		1,038,765

Health Care Technology – 0.7%
4,550	Definitive Healthcare Corp.*	18,701
14,774	Evolent Health, Inc., Class A*	166,207
16,692	Health Catalyst, Inc.*	118,012
6,032	HealthStream, Inc.	191,818
25,828	LifeMD, Inc.*	127,849
10,458	Phreesia, Inc.*	263,123
4,583	Waystar Holding Corp.*	168,196

		1,053,906

Hotel & Resort REITs – 1.8%
64,241	Apple Hospitality REIT, Inc. REIT	986,099
49,182	Chatham Lodging Trust REIT	440,179
4,049	Pebblebrook Hotel Trust REIT	54,864
90,152	RLJ Lodging Trust REIT	920,452
937	Ryman Hospitality Properties, Inc. REIT	97,767
61,983	Service Properties Trust REIT	157,437
6,157	Summit Hotel Properties, Inc. REIT	42,175

		2,698,973

Hotels, Restaurants & Leisure – 2.9%
22,133	BJ’s Restaurants, Inc.*	777,643
1,000	Brinker International, Inc.*	132,290
62,462	Denny’s Corp.*	377,895
12,580	Dine Brands Global, Inc.	378,658
27,829	El Pollo Loco Holdings, Inc.*	321,147
9,010	Hilton Grand Vacations, Inc.*	350,939
22,772	International Game Technology PLC	402,153
497	Nathan’s Famous, Inc.	39,069
28,904	Portillo’s, Inc., Class A*	271,698
6,617	RCI Hospitality Holdings, Inc.	380,279
15,266	Red Rock Resorts, Inc., Class A	705,900
1,586	Shake Shack, Inc., Class A*	205,863
7,102	Xponential Fitness, Inc., Class A*	95,522

		4,439,056

Household Durables – 2.0%
1,590	Beazer Homes USA, Inc.*	43,661
337	Century Communities, Inc.	24,722
59,055	GoPro, Inc., Class A*	64,370
4,697	Green Brick Partners, Inc.*	265,334
3,826	Installed Building Products, Inc.	670,506
457	KB Home	30,034
10,983	Landsea Homes Corp.*	93,246
8,258	La-Z-Boy, Inc.	359,801
5,434	LGI Homes, Inc.*	485,800
6,864	M/I Homes, Inc.*	912,569
802	Meritage Homes Corp.	123,364

		3,073,407

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – 0.5%
90,159	LXP Industrial Trust REIT	$732,091

Insurance – 1.8%
25,742	Ambac Financial Group, Inc.*	325,636
4,521	Genworth Financial, Inc., Class A*	31,602
1,073	HCI Group, Inc.	125,037
2,156	Horace Mann Educators Corp.	84,580
32,412	James River Group Holdings Ltd.	157,846
7,754	Lemonade, Inc.*(a)	284,417
11,952	Mercury General Corp.	794,569
6,157	Selective Insurance Group, Inc.	575,802
2,593	Tiptree, Inc.	54,090
17,713	Universal Insurance Holdings, Inc.	373,036

		2,806,615

Interactive Media & Services – 1.5%
29,128	Bumble, Inc., Class A*	237,102
16,352	EverQuote, Inc., Class A*	326,876
57,601	fuboTV, Inc.*	72,577
16,270	MediaAlpha, Inc., Class A*	183,688
11,022	QuinStreet, Inc.*	254,278
17,877	Shutterstock, Inc.	542,567
94,079	Vimeo, Inc.*	602,106
6,079	ZipRecruiter, Inc., Class A*	44,012

		2,263,206

IT Services – 1.0%
2,534	Backblaze, Inc., Class A*	15,255
16,967	BigCommerce Holdings, Inc., Series 1*	103,838
16,432	DigitalOcean Holdings, Inc.*	559,838
27,741	Fastly, Inc., Class A*	261,875
15,036	Hackett Group, Inc. (The)	461,906
11,015	Information Services Group, Inc.	36,790

		1,439,502

Leisure Products – 0.5%
4,423	Marine Products Corp.	40,559
32,645	Peloton Interactive, Inc., Class A*	284,012
15,330	Smith & Wesson Brands, Inc.	154,910
31,568	Topgolf Callaway Brands Corp.*	248,124

		727,605

Life Sciences Tools & Services – 0.5%
57,607	Adaptive Biotechnologies Corp.*	345,354
4,279	BioLife Solutions, Inc.*	111,083
5,246	Codexis, Inc.*	25,023
28,138	Cytek Biosciences, Inc.*	182,616
21,302	Maravai LifeSciences Holdings, Inc., Class A*	116,096

		780,172

Machinery – 3.3%
21,743	Atmus Filtration Technologies, Inc.	851,891
2,290	Chart Industries, Inc.*	437,024
20,774	Douglas Dynamics, Inc.	490,890
694	ESCO Technologies, Inc.	92,448

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
11,156	Federal Signal Corp.	$1,030,703
6,430	Gencor Industries, Inc.*	113,490
2,302	Gorman-Rupp Co. (The)	87,292
21,906	Hillman Solutions Corp.*	213,364
5,746	Mayville Engineering Co., Inc.*	90,327
6,851	Miller Industries, Inc.	447,781
6,522	Mueller Industries, Inc.	517,586
828	Mueller Water Products, Inc., Class A	18,630
2,618	Omega Flex, Inc.	109,877
2,695	SPX Technologies, Inc.*	392,176

		4,893,479

Marine Transportation – 0.1%
24,698	Safe Bulkers, Inc. (Monaco)	88,172

Media – 0.6%
10,809	AMC Networks, Inc., Class A*	107,009
47	Cable One, Inc.	17,020
28,162	Entravision Communications Corp., Class A	66,181
73,348	EW Scripps Co. (The), Class A*	162,099
75,199	Gray Television, Inc.	236,877
10,144	Magnite, Inc.*	161,492
2,202	PubMatic, Inc., Class A*	32,347
5,331	Thryv Holdings, Inc.*	78,899
9,794	Townsquare Media, Inc., Class A	89,027

		950,951

Metals & Mining – 1.1%
842	Alpha Metallurgical Resources, Inc.*	168,501
4,725	Carpenter Technology Corp.(b)	801,880
3,935	Century Aluminum Co.*	71,696
34,203	Coeur Mining, Inc.*	195,641
1,182	Materion Corp.	116,876
4,174	Olympic Steel, Inc.	136,949
2,341	Piedmont Lithium, Inc.*	20,460
755	Ryerson Holding Corp.	13,975
4,149	SunCoke Energy, Inc.	44,394
2,720	Worthington Steel, Inc.	86,551

		1,656,923

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
30,699	Arbor Realty Trust, Inc. REIT	425,181
7,015	Blackstone Mortgage Trust, Inc., Class A REIT	122,131
9,247	BrightSpire Capital, Inc. REIT	52,153
17,255	Ladder Capital Corp. REIT	193,083
30,193	Orchid Island Capital, Inc. REIT	234,902
18,555	PennyMac Mortgage Investment Trust REIT	233,607
24,209	TPG RE Finance Trust, Inc. REIT	205,777

		1,466,834

Multi-Utilities – 0.7%
15,534	Black Hills Corp.	909,049
3,030	Northwestern Energy Group, Inc.	161,984

		1,071,033

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Office REITs – 0.5%
10,472	COPT Defense Properties REIT	$324,108
4,317	Easterly Government Properties, Inc. REIT	49,041
60,996	Hudson Pacific Properties, Inc. REIT	184,818
23,592	JBG SMITH Properties REIT	362,609

		920,576

Oil, Gas & Consumable Fuels – 2.1%
5,207	CNX Resources Corp.*	190,941
818	CONSOL Energy, Inc.	87,264
5,782	Delek US Holdings, Inc.	106,967
9,468	Dorian LPG Ltd.	230,735
13,259	Green Plains, Inc.*	125,695
5,240	Kinetik Holdings, Inc.	297,160
31,397	Kosmos Energy Ltd. (Ghana)*	107,378
7,741	Murphy Oil Corp.	234,243
136,838	Nordic American Tankers Ltd.	342,095
15,572	Northern Oil & Gas, Inc.	578,656
3,230	PBF Energy, Inc., Class A	85,756
11,739	Peabody Energy Corp.	245,815
17,880	Ring Energy, Inc.*	24,317
7,370	Scorpio Tankers, Inc. (Monaco)	366,215
1,415	SM Energy Co.	54,845
12,872	Uranium Energy Corp.*	86,114
880	Vital Energy, Inc.*	27,210

		3,191,406

Passenger Airlines – 1.5%
10,437	Allegiant Travel Co.	982,331
14,266	Frontier Group Holdings, Inc.*	101,431
13,722	Joby Aviation, Inc.*	111,560
9,926	SkyWest, Inc.*	993,890

		2,189,212

Personal Care Products – 0.4%
72,516	Herbalife Ltd.*	485,132
15,650	Nu Skin Enterprises, Inc., Class A	107,829

		592,961

Pharmaceuticals – 1.4%
3,723	Amphastar Pharmaceuticals, Inc.*	138,235
4,235	Arvinas, Inc.*	81,185
1,030	Axsome Therapeutics, Inc.*	87,148
5,991	Collegium Pharmaceutical, Inc.*	171,642
9,265	Evolus, Inc.*	102,286
1,529	Harrow, Inc.*	51,298
300	Ligand Pharmaceuticals, Inc.*	32,145
4,104	Phathom Pharmaceuticals, Inc.*	33,324
14,032	Phibro Animal Health Corp., Class A	294,672
4,550	Prestige Consumer Healthcare, Inc.*	355,310
19,606	Supernus Pharmaceuticals, Inc.*	708,953
21,908	Xeris Biopharma Holdings, Inc.*	74,268

		2,130,466

Shares	Description	Value

Common Stocks – (continued)

Professional Services – 2.6%
118,584	Alight, Inc., Class A	$820,601
1,802	CBIZ, Inc.*	147,458
21,441	Conduent, Inc.*	86,622
455	CSG Systems International, Inc.	23,255
21,790	ExlService Holdings, Inc.*	967,040
6,320	Franklin Covey Co.*	237,506
890	ICF International, Inc.	106,097
6,147	Innodata, Inc.*	242,929
9,153	Legalzoom.com, Inc.*	68,739
8,304	Maximus, Inc.	619,894
4,697	NV5 Global, Inc.*	88,492
5,959	TriNet Group, Inc.	540,898

		3,949,531

Real Estate Management & Development – 0.7%
86,841	Compass, Inc., Class A*	508,020
4,970	FRP Holdings, Inc.*	152,231
41,721	Redfin Corp.*	328,344
3,315	St Joe Co. (The)	148,943

		1,137,538

Residential REITs – 0.6%
20,060	NexPoint Residential Trust, Inc. REIT	837,505

Retail REITs – 1.1%
400	Alexander’s, Inc. REIT	80,024
8,142	Kite Realty Group Trust REIT	205,504
5,516	Macerich Co. (The) REIT	109,879
27,041	Phillips Edison & Co., Inc. REIT	1,012,956
3,413	Tanger, Inc. REIT	116,486

		1,524,849

Semiconductors & Semiconductor Equipment – 1.8%
8,128	ACM Research, Inc., Class A*	122,733
2,796	Ambarella, Inc.*	203,381
1,473	Axcelis Technologies, Inc.*	102,919
11,815	Credo Technology Group Holding Ltd.*	794,086
2,124	Impinj, Inc.*	308,532
1,624	MaxLinear, Inc.*	32,123
5,873	PDF Solutions, Inc.*	159,041
13,270	Semtech Corp.*	820,749
2,592	Ultra Clean Holdings, Inc.*	93,182
3,459	Veeco Instruments, Inc.*	92,701

		2,729,447

Software – 7.4%
9,149	A10 Networks, Inc.	168,342
23,212	ACI Worldwide, Inc.*	1,204,935
88	Agilysys, Inc.*	11,591
14,951	Alarm.com Holdings, Inc.*	909,021
16,278	Alkami Technology, Inc.*	597,077
4,103	Asana, Inc., Class A*	83,168
6,759	AudioEye, Inc.*	102,804
9,537	BlackLine, Inc.*	579,468
9,372	Blend Labs, Inc., Class A*	39,456
16,603	Box, Inc., Class A*	524,655
13,411	Cleanspark, Inc.*(a)	123,515
5,663	Clear Secure, Inc., Class A	150,862

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
17,389	Clearwater Analytics Holdings, Inc., Class A*	$478,545
7,917	Commvault Systems, Inc.*	1,194,754
17,630	Consensus Cloud Solutions, Inc.*	420,652
34,953	Freshworks, Inc., Class A*	565,190
1,922	Hut 8 Corp. (Canada)*	39,382
1,602	Intapp, Inc.*	102,672
12,144	MARA Holdings, Inc.*	203,655
58,943	Olo, Inc., Class A*	452,682
7,578	ON24, Inc.*	48,954
4,195	Q2 Holdings, Inc.*	422,227
2,569	Rapid7, Inc.*	103,351
4,768	Red Violet, Inc.*	172,602
16,148	Riot Platforms, Inc.*	164,871
12,569	SoundHound AI, Inc., Class A*(a)	249,369
2,623	SoundThinking, Inc.*	34,256
22,782	Terawulf, Inc.*	128,946
16,535	Varonis Systems, Inc.*	734,650
30,414	Verint Systems, Inc.*	834,864
2,973	Workiva, Inc.*	325,544
11,836	Zeta Global Holdings Corp., Class A*	212,930

		11,384,990

Specialized REITs – 0.2%
3,314	Gladstone Land Corp. REIT	35,957
63,718	Uniti Group, Inc. REIT	350,449

		386,406

Specialty Retail – 2.5%
728	Abercrombie & Fitch Co., Class A*	108,814
4,681	America’s Car-Mart, Inc.*	239,901
1,088	Arko Corp.	7,170
1,133	Asbury Automotive Group, Inc.*	275,353
14,209	Buckle, Inc. (The)	721,959
18,125	Haverty Furniture Cos., Inc.	403,463
58,315	Leslie’s, Inc.*	130,042
12,091	Monro, Inc.	299,857
39,505	RealReal, Inc. (The)*	431,790
13,402	Revolve Group, Inc.*	448,833
12,422	Stitch Fix, Inc., Class A*	53,539
479	Urban Outfitters, Inc.*	26,288
12,554	Warby Parker, Inc., Class A*	303,932
18,751	Zumiez, Inc.*	359,457

		3,810,398

Technology Hardware, Storage & Peripherals – 0.4%
3,945	CompoSecure, Inc., Class A(a)	60,477
592	CPI Card Group, Inc.*	17,695
10,602	IonQ, Inc.*	442,845
5,945	Turtle Beach Corp.*	102,908

		623,925

Textiles, Apparel & Luxury Goods – 0.1%
4,810	G-III Apparel Group Ltd.*	156,902
904	Movado Group, Inc.	17,791
1,176	Steven Madden Ltd.	50,003

		224,696

Shares	Description	Value

Common Stocks – (continued)

Tobacco – 0.8%
5,135	Turning Point Brands, Inc.	$308,613
15,795	Universal Corp.	866,198

		1,174,811

Trading Companies & Distributors – 1.6%
32,815	DNOW, Inc.*	426,923
5,340	DXP Enterprises, Inc.*	441,191
4,054	FTAI Aviation Ltd.	583,938
2,330	H&E Equipment Services, Inc.	114,077
1,472	Herc Holdings, Inc.	278,694
528	McGrath RentCorp	59,041
14,902	MRC Global, Inc.*	190,447
6,620	Xometry, Inc., Class A*	282,409

		2,376,720

Water Utilities – 0.5%
9,200	California Water Service Group	417,036
3,267	Consolidated Water Co. Ltd.	84,583
1,234	Global Water Resources, Inc.	14,191
6,404	SJW Group	315,205

		831,015

Wireless Telecommunication Services – 0.4%
9,110	Spok Holdings, Inc.	146,215
14,981	Telephone and Data Systems, Inc.	511,002

		657,217

TOTAL COMMON STOCKS (Cost $137,217,925)		149,036,979

Shares	Dividend Rate	Value

Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,209,171	4.392%	1,209,171
(Cost $1,209,171)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $138,427,096)		150,246,150

Shares		Value

Securities Lending Reinvestment Vehicle – 1.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,943,370	4.392%	1,943,370

(Cost $1,943,370)

TOTAL INVESTMENTS – 99.7% (Cost $140,370,466)		$152,189,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		435,141

NET ASSETS – 100.0%		$152,624,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of the security has been segregated as collateral for initial margin requirements on futures contracts.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	25	03/21/25	$2,812,250	$(127,492)

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.3%

Automobiles – 1.9%
19,611	Tesla, Inc.*	$7,919,706

Biotechnology – 2.5%
19,924	AbbVie, Inc.	3,540,495
9,966	Alnylam Pharmaceuticals, Inc.*	2,345,099
4,303	Argenx SE ADR (Netherlands)*	2,646,345
15,685	Neurocrine Biosciences, Inc.*	2,141,003

		10,672,942

Broadline Retail – 7.0%
135,778	Amazon.com, Inc.*	29,788,336

Capital Markets – 0.5%
4,033	S&P Global, Inc.	2,008,555

Chemicals – 1.4%
3,647	Linde PLC	1,526,890
13,023	Sherwin-Williams Co. (The)	4,426,908

		5,953,798

Commercial Services & Supplies – 0.4%
10,827	Waste Connections, Inc.	1,857,697

Construction Materials – 0.6%
5,324	Martin Marietta Materials, Inc.	2,749,846

Electrical Equipment – 3.7%
13,698	AMETEK, Inc.	2,469,202
11,397	Eaton Corp. PLC	3,782,322
16,425	GE Vernova, Inc.	5,402,675
14,421	Rockwell Automation, Inc.	4,121,378

		15,775,577

Entertainment – 2.9%
10,188	Netflix, Inc.*	9,080,768
7,739	Spotify Technology SA*	3,462,274

		12,543,042

Financial Services – 3.1%
25,278	Mastercard, Inc., Class A	13,310,636

Ground Transportation – 1.2%
19,078	Old Dominion Freight Line, Inc.	3,365,359
3,888	Saia, Inc.*	1,771,878

		5,137,237

Health Care Equipment & Supplies – 2.6%
17,522	Abbott Laboratories	1,981,914
49,016	Boston Scientific Corp.*	4,378,109
9,250	Intuitive Surgical, Inc.*	4,828,130

		11,188,153

Hotels, Restaurants & Leisure – 1.7%
18,554	Cava Group, Inc.*	2,092,891
16,147	DoorDash, Inc., Class A*	2,708,659
8,901	McDonald’s Corp.	2,580,311

		7,381,861

Interactive Media & Services – 12.7%
101,512	Alphabet, Inc., Class A	19,216,222
61,175	Alphabet, Inc., Class C	11,650,167
40,032	Meta Platforms, Inc., Class A	23,439,136

		54,305,525

Shares	Description	Value

Common Stocks – (continued)

IT Services – 2.1%
8,148	Accenture PLC, Class A (Ireland)	$2,866,385
39,111	Snowflake, Inc., Class A*	6,039,130

		8,905,515

Oil, Gas & Consumable Fuels – 1.4%
28,689	Cheniere Energy, Inc.	6,164,405

Pharmaceuticals – 3.1%
30,104	AstraZeneca PLC ADR (United Kingdom)	1,972,414
14,875	Eli Lilly & Co.	11,483,500

		13,455,914

Semiconductors & Semiconductor Equipment – 15.9%
80,326	Broadcom, Inc.	18,622,780
2,556	KLA Corp.	1,610,586
53,645	Marvell Technology, Inc.	5,925,090
290,737	NVIDIA Corp.	39,043,072
14,031	Texas Instruments, Inc.	2,630,953

		67,832,481

Software – 20.1%
10,546	Adobe, Inc.*	4,689,595
27,508	AppLovin Corp., Class A*	8,907,916
11,880	Atlassian Corp., Class A*	2,891,354
8,528	Crowdstrike Holdings, Inc., Class A*	2,917,941
18,616	Datadog, Inc., Class A*	2,660,040
51,806	Dynatrace, Inc.*	2,815,656
1,494	Fair Isaac Corp.*	2,974,449
2,933	HubSpot, Inc.*	2,043,626
112,840	Microsoft Corp.	47,562,060
19,121	Salesforce, Inc.	6,392,724
41,147	Samsara, Inc., Class A*	1,797,713

		85,653,074

Specialty Retail – 1.2%
11,328	Lowe’s Cos., Inc.	2,795,750
14,432	Ross Stores, Inc.	2,183,129

		4,978,879

Technology Hardware, Storage & Peripherals – 13.3%
226,642	Apple, Inc.	56,755,689

TOTAL COMMON STOCKS (Cost $164,701,048)		424,338,868

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
2,883,077	4.392%	$2,883,077

(Cost $2,883,077)

TOTAL INVESTMENTS – 100.0% (Cost $167,584,125)		$427,221,945

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(33,942)

NET ASSETS – 100.0%		$427,188,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.2%

Aerospace & Defense – 2.1%
10,548	General Dynamics Corp.	$2,779,293
2,270	General Electric Co.	378,613
3,386	Huntington Ingalls Industries, Inc.	639,852
7,656	Northrop Grumman Corp.	3,592,884
3,847	Textron, Inc.	294,257

		7,684,899

Air Freight & Logistics – 0.2%
7,255	United Parcel Service, Inc., Class B	914,855

Automobile Components – 0.1%
4,084	Lear Corp.	386,755

Automobiles – 2.4%
21,744	Tesla, Inc.*	8,781,097

Banks – 2.5%
21,400	Citigroup, Inc.	1,506,346
28,507	JPMorgan Chase & Co.	6,833,413
13,593	Prosperity Bancshares, Inc.	1,024,233

		9,363,992

Beverages – 1.1%
1,116	Coca-Cola Consolidated, Inc.	1,406,149
49,773	Monster Beverage Corp.*	2,616,069

		4,022,218

Biotechnology – 1.8%
1,852	Gilead Sciences, Inc.	171,069
12,918	Natera, Inc.*	2,044,920
4,500	Regeneron Pharmaceuticals, Inc.*	3,205,485
3,430	Vertex Pharmaceuticals, Inc.*	1,381,261

		6,802,735

Broadline Retail – 4.8%
81,847	Amazon.com, Inc.*	17,956,413

Capital Markets – 2.4%
266	Ameriprise Financial, Inc.	141,626
20,830	CME Group, Inc.	4,837,351
4,909	Franklin Resources, Inc.	99,604
711	MSCI, Inc.	426,607
18,539	Northern Trust Corp.	1,900,248
11,524	Stifel Financial Corp.	1,222,466
4,009	Virtu Financial, Inc., Class A	143,041

		8,770,943

Chemicals – 2.3%
16,903	Ecolab, Inc.	3,960,711
10,633	Linde PLC	4,451,718

		8,412,429

Communications Equipment – 1.6%
2,653	Arista Networks, Inc.*	293,236
95,966	Cisco Systems, Inc.	5,681,187

		5,974,423

Construction & Engineering – 0.7%
6,577	Comfort Systems USA, Inc.	2,789,043

Shares	Description	Value

Common Stocks – (continued)

Construction Materials – 0.4%
6,461	Vulcan Materials Co.	$1,661,963

Consumer Staples Distribution & Retail – 1.0%
3,177	Costco Wholesale Corp.	2,910,990
2,599	Target Corp.	351,333
5,747	US Foods Holding Corp.*	387,693

		3,650,016

Diversified Telecommunication Services – 1.1%
100,621	Verizon Communications, Inc.	4,023,834

Electric Utilities – 1.4%
124,748	PG&E Corp.	2,517,414
37,761	Xcel Energy, Inc.	2,549,623

		5,067,037

Energy Equipment & Services – 0.9%
82,827	Halliburton Co.	2,252,066
30,382	Schlumberger NV	1,164,846

		3,416,912

Entertainment – 1.4%
5,693	Netflix, Inc.*	5,074,285

Financial Services – 5.3%
11,342	Berkshire Hathaway, Inc., Class B*	5,141,102
8,327	Euronet Worldwide, Inc.*	856,349
23,080	Fiserv, Inc.*	4,741,093
13,373	Mastercard, Inc., Class A	7,041,820
51,837	Toast, Inc., Class A*	1,889,459

		19,669,823

Food Products – 0.0%
2,172	Mondelez International, Inc., Class A	129,734

Ground Transportation – 1.1%
32,418	Lyft, Inc., Class A*	418,192
58,684	Uber Technologies, Inc.*	3,539,819

		3,958,011

Health Care Equipment & Supplies – 1.2%
4,129	Align Technology, Inc.*	860,938
12,794	Edwards Lifesciences Corp.*	947,140
2,493	GE HealthCare Technologies, Inc.	194,902
530	Intuitive Surgical, Inc.*	276,639
1,690	Medtronic PLC	134,997
1,823	Penumbra, Inc.*	432,926
9,003	Teleflex, Inc.	1,602,354

		4,449,896

Health Care Providers & Services – 2.8%
8,630	Encompass Health Corp.	796,981
15,572	Tenet Healthcare Corp.*	1,965,654
13,205	UnitedHealth Group, Inc.	6,679,881
6,584	Universal Health Services, Inc., Class B	1,181,301

		10,623,817

Hotel & Resort REITs – 0.5%
143,283	Park Hotels & Resorts, Inc. REIT	2,015,992

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 2.9%
32,704	Airbnb, Inc., Class A*	$4,297,632
585	Booking Holdings, Inc.	2,906,526
9,944	DoorDash, Inc., Class A*	1,668,106
8,121	Marriott International, Inc., Class A	2,265,272

		11,137,536

Household Products – 1.8%
40,393	Procter & Gamble Co. (The)	6,771,886

Industrial REITs – 0.1%
2,888	Prologis, Inc. REIT	305,262

Insurance – 2.4%
5,808	Loews Corp.	491,879
17,514	Progressive Corp. (The)	4,196,530
17,308	Travelers Cos., Inc. (The)	4,169,324

		8,857,733

Interactive Media & Services – 7.6%
12,509	Alphabet, Inc., Class A	2,367,954
66,876	Alphabet, Inc., Class C	12,735,865
22,964	Meta Platforms, Inc., Class A	13,445,652

		28,549,471

IT Services – 0.3%
1,583	Gartner, Inc.*	766,916
1,091	MongoDB, Inc.*	253,996

		1,020,912

Leisure Products – 0.0%
2,722	Hasbro, Inc.	152,187

Life Sciences Tools & Services – 1.6%
20,579	IQVIA Holdings, Inc.*	4,043,979
5,470	Medpace Holdings, Inc.*	1,817,298

		5,861,277

Machinery – 1.2%
514	PACCAR, Inc.	53,466
6,408	Parker-Hannifin Corp.	4,075,680
904	Snap-on, Inc.	306,890

		4,436,036

Media – 0.3%
3,459	Charter Communications, Inc., Class A*	1,185,641

Metals & Mining – 0.2%
8,479	Southern Copper Corp. (Mexico)	772,691

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
26,567	AGNC Investment Corp. REIT	244,682

Oil, Gas & Consumable Fuels – 2.4%
4,887	Antero Resources Corp.*	171,289
10,739	Cheniere Energy, Inc.	2,307,489
5,159	Chevron Corp.	747,230
650	Chord Energy Corp.	75,998
16,451	ConocoPhillips	1,631,446
10,348	Devon Energy Corp.	338,690
53,545	Kinder Morgan, Inc.	1,467,133
8,193	Marathon Petroleum Corp.	1,142,923
17,457	Ovintiv, Inc.	707,009

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
6,893	Range Resources Corp.	$248,010

		8,837,217

Passenger Airlines – 0.5%
20,089	American Airlines Group, Inc.*	350,151
13,922	United Airlines Holdings, Inc.*	1,351,826

		1,701,977

Pharmaceuticals – 3.5%
21,890	Elanco Animal Health, Inc.*	265,088
892	Eli Lilly & Co.	688,624
43,064	Johnson & Johnson	6,227,916
12,492	Merck & Co., Inc.	1,242,704
34,119	Viatris, Inc.	424,782
25,011	Zoetis, Inc.	4,075,042

		12,924,156

Professional Services – 1.6%
5,482	Automatic Data Processing, Inc.	1,604,746
15,905	Equifax, Inc.	4,053,389
2,215	FTI Consulting, Inc.*	423,353

		6,081,488

Real Estate Management & Development – 0.4%
20,842	CoStar Group, Inc.*	1,492,079

Semiconductors & Semiconductor Equipment – 10.5%
6,591	Advanced Micro Devices, Inc.*	796,127
41,392	Broadcom, Inc.	9,596,321
3,635	Marvell Technology, Inc.	401,486
19,087	Micron Technology, Inc.	1,606,362
187,960	NVIDIA Corp.	25,241,149
10,699	QUALCOMM, Inc.	1,643,580

		39,285,025

Software – 10.5%
10,393	Adobe, Inc.*	4,621,559
2,635	Crowdstrike Holdings, Inc., Class A*	901,592
36,560	Dropbox, Inc., Class A*	1,098,262
914	Fair Isaac Corp.*	1,819,710
7,263	Fortinet, Inc.*	686,208
1,851	Intuit, Inc.	1,163,354
47,329	Microsoft Corp.	19,949,173
15,387	Nutanix, Inc., Class A*	941,377
34,104	Oracle Corp.	5,683,091
934	ServiceNow, Inc.*	990,152
5,574	Workday, Inc., Class A*	1,438,259

		39,292,737

Specialized REITs – 1.2%
4,931	Equinix, Inc. REIT	4,649,390

Specialty Retail – 0.9%
32,019	CarMax, Inc.*	2,617,873
799	Carvana Co.*	162,485
541	Home Depot, Inc. (The)	210,444
1,649	Ross Stores, Inc.	249,444

		3,240,246

Technology Hardware, Storage & Peripherals – 8.8%
131,426	Apple, Inc.	32,911,699

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS VARIABLE INSURANCE TRUST-U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – 0.6%
16,311	Birkenstock Holding PLC (Germany)*	$924,181
2,432	Lululemon Athletica, Inc.*	930,021
8,325	Skechers USA, Inc., Class A*	559,773

		2,413,975

Tobacco – 0.7%
50,168	Altria Group, Inc.	2,623,285

TOTAL INVESTMENTS – 99.2% (Cost $263,050,168)		$370,349,710

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,100,068

NET ASSETS – 100.0%		$373,449,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	9	03/21/25	$2,671,088	$(89,456)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities December 31, 2024

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Assets:
Investments in unaffiliated issuers, at value (cost $91,449,522, $205,493,618, $49,790,821 and $358,260,893, respectively)(a)	$96,100,539	$272,630,935	$64,270,797	$447,055,078
Investments in affiliated issuers, at value (cost $81, $2,137, $211,545 and $1,607,866, respectively)	81	2,137	211,545	1,607,866
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,041,900	—	—	—
Cash	1,051,476	293,054	104,966	749,208
Foreign Currency, at value (cost $577,093, $–, $– and $–, respectively)	550,795	—	—	—
Receivables:
Foreign tax reclaims	449,407	4,767	—	—
Collateral on certain derivative contracts	132,660	—	—	—
Dividends	88,093	194,425	10,390	587,583
Reimbursement from investment adviser	14,214	10,418	9,151	—
Fund shares sold	5,292	3,786	551	65,646
Securities lending income	380	—	—	—
Other assets	1,687	441	3,092	161

Total assets	99,436,524	273,139,963	64,610,492	450,065,542

Liabilities:

Variation margin on futures contracts	13,301	—	—	—
Payables:
Payable upon return of securities loaned	1,041,900	—	—	—
Fund shares redeemed	193,688	109,848	18,967	321,316
Management fees	33,896	82,087	23,500	172,277
Distribution and Service fees and Transfer Agency fees	4,572	21,537	7,659	16,967
Accrued expenses	101,493	71,055	66,412	185,982

Total liabilities	1,388,850	284,527	116,538	696,542

Net Assets:

Paid-in capital	93,153,901	201,732,447	46,184,561	354,279,646
Total distributable earnings	4,893,773	71,122,989	18,309,393	95,089,354

NET ASSETS	$98,047,674	$272,855,436	$64,493,954	$449,369,000

Net Assets:
Institutional	$64,825,118	$85,064,615	$1,768,068	$331,816,010
Service	33,222,556	187,790,821	62,725,886	117,552,990
Total Net Assets	$98,047,674	$272,855,436	$64,493,954	$449,369,000
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	7,377,589	9,866,844	147,750	19,673,481
Service	3,758,880	21,748,132	5,697,385	6,875,477
Net asset value, offering and redemption price per share:
Institutional	$8.79	$8.62	$11.97	$16.87
Service	8.84	8.63	11.01	17.10

(a)	Includes loaned securities having a market value of $1,021,364, $–, $– and $– for International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Assets and Liabilities (continued) December 31, 2024

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $137,217,925, $164,701,048 and $263,050,168, respectively)(a)	$149,036,979	$424,338,868	$370,349,710
Investments in affiliated issuers, at value (cost $1,209,171, $2,883,077 and $–, respectively)	1,209,171	2,883,077	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,943,370	—	—
Cash	2,343,395	572,611	3,766,779
Receivables:
Dividends	162,212	11,861	337,040
Fund shares sold	34,638	18,119	25,972
Collateral on certain derivative contracts	16,466	—	171,552
Reimbursement from investment adviser	4,593	10,769	11,113
Foreign tax reclaims	2,224	2,672	1,006
Securities lending income	1,906	—	—
Other assets	482	368	1,223

Total assets	154,755,436	427,838,345	374,664,395

Liabilities:
Variation margin on futures contracts	13,841	—	30,972
Payables:
Payable upon return of securities loaned	1,943,370	—	—
Fund shares redeemed	47,901	406,696	1,002,034
Management fees	47,128	130,164	89,767
Distribution and Service fees and Transfer Agency fees	5,594	30,284	8,528
Accrued expenses	72,941	83,198	83,316

Total liabilities	2,130,775	650,342	1,214,617

Net Assets:
Paid-in capital	137,435,001	152,142,349	253,740,303
Total distributable earnings	15,189,660	275,045,654	119,709,475

NET ASSETS	$152,624,661	$427,188,003	$373,449,778

Net Assets:
Institutional	$114,090,432	$191,210,099	$326,794,780
Service	38,534,229	235,977,904	46,654,998
Total Net Assets	$152,624,661	$427,188,003	$373,449,778
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	8,490,735	12,423,021	15,072,746
Service	2,909,016	15,559,599	2,129,929
Net asset value, offering and redemption price per share:
Institutional	$13.44	$15.39	$21.68
Service	13.25	15.17	21.90

(a)	Includes loaned securities having a market value of $1,805,926, $– and $– for Small Cap Equity Insights Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations For the Fiscal Year Ended December 31, 2024

	International Equity Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $297,888, $2,227, $– and $–, respectively)	$3,182,615	$5,539,923	$337,962	$8,033,681

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	2,342	1,149	783	16,494

Dividends — affiliated issuers	364	49,647	43,849	117,971

Total Investment Income	3,185,321	5,590,719	382,594	8,168,146

Expenses:

Management fees	857,066	2,048,371	544,743	3,497,310

Professional fees	125,846	120,067	112,549	105,095

Custody, accounting and administrative services	107,435	47,805	5,009	64,069

Distribution and/or Service (12b-1) fees	93,714	497,852	152,764	304,023

Trustee fees	27,504	27,884	27,409	28,256

Transfer Agency fees(a)	21,162	56,899	12,523	90,839

Printing and mailing costs	5,948	1,844	4,306	—

Other	7,798	4,254	2,742	10,725

Total expenses	1,246,473	2,804,976	862,045	4,100,317

Less — expense reductions	(298,784)	(350,239)	(249,817)	(3,807)

Net expenses	947,689	2,454,737	612,228	4,096,510

NET INVESTMENT INCOME (LOSS)	2,237,632	3,135,982	(229,634)	4,071,636

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	11,838,366	34,945,055	11,515,580	39,382,428

Foreign currency transactions	(56,306)	36	338	2,774

Futures contracts	94,010	—	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(7,635,237)	6,843,491	536,961	9,439,108

Futures contracts	(14,910)	—	—	—

Foreign currency translations	(82,016)	(389)	—	—

Net realized and unrealized gain	4,143,907	41,788,193	12,052,879	48,824,310

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,381,539	$44,924,175	$11,823,245	$52,895,946

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
International Equity Insights Fund	$13,665	$7,497
Large Cap Value Fund	17,071	39,828
Mid Cap Growth Fund	302	12,221
Mid Cap Value Fund	66,517	24,322

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Operations (continued) For the Fiscal Year Ended December 31, 2024

	Small Cap Equity Insights Fund	Strategic Growth Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $5,037, $3,321 and $–, respectively)	$1,757,356	$2,229,005	$4,021,328

Dividends — affiliated issuers	61,392	84,084	—

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	41,442	3,291	456

Total Investment Income	1,860,190	2,316,380	4,021,784

Expenses:

Management fees	962,330	2,804,449	2,196,894

Professional fees	120,828	118,353	120,610

Distribution and/or Service (12b-1) fees	80,891	550,822	115,155

Custody, accounting and administrative services	32,546	56,631	54,507

Trustee fees	27,564	28,142	28,049

Transfer Agency fees(a)	27,495	78,999	70,867

Printing and mailing costs	22,014	5,796	7,859

Other	8,152	11,174	10,995

Total expenses	1,281,820	3,654,366	2,604,936

Less — expense reductions	(84,368)	(276,228)	(509,555)

Net expenses	1,197,452	3,378,138	2,095,381

NET INVESTMENT INCOME (LOSS)	662,738	(1,061,758)	1,926,403

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	27,042,724	45,117,328	61,267,782

Futures contracts	312,616	—	13,585

Foreign currency transactions	—	(20)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(4,611,339)	66,730,785	24,030,489

Foreign currency translations	—	(215)	—

Futures contracts	(265,577)	—	(89,456)

Net realized and unrealized gain	22,478,424	111,847,878	85,222,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,141,162	$110,786,120	$87,148,803

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service
Small Cap Equity Insights Fund	$21,024	$6,471
Strategic Growth Fund	34,933	44,066
U.S. Equity Insights Fund	61,655	9,212

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets

	International Equity Insights Fund		Large Cap Value Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$2,237,632	$2,343,777	$3,135,982	$4,068,345

Net realized gain	11,876,070	4,703,644	34,945,091	16,204,518

Net change in unrealized gain (loss)	(7,732,163)	9,979,125	6,843,102	16,350,768

Net increase in net assets resulting from operations	6,381,539	17,026,546	44,924,175	36,623,631

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(4,359,207)	(1,735,434)	(11,419,934)	(8,159,428)

Service Shares	(2,118,195)	(836,056)	(24,965,024)	(19,903,003)

Total distributions to shareholders	(6,477,402)	(2,571,490)	(36,384,958)	(28,062,431)

From share transactions:

Proceeds from sales of shares	5,340,662	13,433,627	6,554,512	14,789,390

Reinvestment of distributions	6,477,402	2,571,491	36,384,958	28,062,431

Cost of shares redeemed	(18,577,626)	(18,881,078)	(59,320,824)	(154,251,084)

Net decrease in net assets resulting from share transactions	(6,759,562)	(2,875,960)	(16,381,354)	(111,399,263)

TOTAL INCREASE (DECREASE)	(6,855,425)	11,579,096	(7,842,137)	(102,838,063)

Net Assets:

Beginning of year	$104,903,099	$93,324,003	$280,697,573	$383,535,636

End of year	$98,047,674	$104,903,099	$272,855,436	$280,697,573

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Growth Fund		Mid Cap Value Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income (loss)	$(229,634)	$(121,323)	$4,071,636	$3,661,574

Net realized gain	11,515,918	906,853	39,385,202	7,135,138

Net change in unrealized gain	536,961	8,679,642	9,439,108	27,802,122

Net increase in net assets resulting from operations	11,823,245	9,465,172	52,895,946	38,598,834

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(183,376)	(8,516)	(22,346,482)	(10,908,507)

Service Shares	(7,178,874)	(381,393)	(7,562,396)	(2,909,258)

Total distributions to shareholders	(7,362,250)	(389,909)	(29,908,878)	(13,817,765)

From share transactions:

Proceeds from sales of shares	4,869,881	13,931,487	24,974,652	172,432,600

Reinvestment of distributions	7,362,250	389,910	29,908,878	13,817,764

Cost of shares redeemed	(14,460,582)	(13,553,045)	(77,492,627)	(162,940,846)

Net increase (decrease) in net assets resulting from share transactions	(2,228,451)	768,352	(22,609,097)	23,309,518

TOTAL INCREASE	2,232,544	9,843,615	377,971	48,090,587

Net Assets:

Beginning of year	$62,261,410	$52,417,795	$448,991,029	$400,900,442

End of year	$64,493,954	$62,261,410	$449,369,000	$448,991,029

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Strategic Growth Fund

	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income (loss)	$662,738	$806,026	$(1,061,758)	$(630,766)

Net realized gain	27,355,340	2,854,416	45,117,308	17,652,535

Net change in unrealized gain (loss)	(4,876,916)	16,429,567	66,730,570	92,241,985

Net increase in net assets resulting from operations	23,141,162	20,090,009	110,786,120	109,263,754

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(9,967,498)	(893,220)	(14,116,534)	(6,080,406)

Service Shares	(3,285,027)	(205,539)	(17,717,139)	(7,958,794)

Total distributions to shareholders	(13,252,525)	(1,098,759)	(31,833,673)	(14,039,200)

From share transactions:

Proceeds from sales of shares	28,899,945	13,613,836	29,714,042	93,672,409

Reinvestment of distributions	13,252,525	1,098,759	31,833,672	14,039,200

Cost of shares redeemed	(23,052,447)	(19,561,684)	(80,063,168)	(73,467,060)

Net increase (decrease) in net assets resulting from share transactions	19,100,023	(4,849,089)	(18,515,454)	34,244,549

TOTAL INCREASE	28,988,660	14,142,161	60,436,993	129,469,103

Net Assets:

Beginning of year	$123,636,001	$109,493,840	$366,751,010	$237,281,907

End of year	$152,624,661	$123,636,001	$427,188,003	$366,751,010

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY FUNDS

Statements of Changes in Net Assets (continued)

	U.S. Equity Insights Fund
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$1,926,403	$2,423,253

Net realized gain	61,281,367	13,818,506

Net change in unrealized gain	23,941,033	48,928,461

Net increase in net assets resulting from operations	87,148,803	65,170,220

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(45,338,169)	(1,793,960)

Service Shares	(6,364,126)	(188,933)

Total distributions to shareholders	(51,702,295)	(1,982,893)

From share transactions:

Proceeds from sales of shares	20,868,263	17,073,247

Reinvestment of distributions	51,702,296	1,982,893

Cost of shares redeemed	(58,156,442)	(42,762,672)

Net increase (decrease) in net assets resulting from share transactions	14,414,117	(23,706,532)

TOTAL INCREASE	49,860,625	39,480,795

Net Assets:

Beginning of year	$323,589,153	$284,108,358

End of year	$373,449,778	$323,589,153

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$8.86	$7.66		$9.16		$8.62	$8.19

Net investment income(a)	0.21 (b)	0.20	(c)	0.25	(d)	0.21	0.12

Net realized and unrealized gain (loss)	0.35	1.23		(1.49)		0.83	0.43

Total from investment operations	0.56	1.43		(1.24)		1.04	0.55

Distributions to shareholders from net investment income	(0.29)	(0.23)		(0.26)		(0.27)	(0.12)

Distributions to shareholders from net realized gains	(0.34)	–		–		(0.23)	–

Total distributions	(0.63)	(0.23)		(0.26)		(0.50)	(0.12)

Net asset value, end of year	$8.79	$8.86		$7.66		$9.16	$8.62

Total Return(e)	6.13%	18.71%		(13.55)%		12.17%	6.79%

Net assets, end of year (in 000’s)	$64,825	$67,221		$59,170		$63,179	$50,114

Ratio of net expenses to average net assets	0.81%	0.82%		0.83%		0.85%	0.87%

Ratio of total expenses to average net assets	1.09%	1.10%		0.99%		1.14%	1.37%

Ratio of net investment income to average net assets	2.19%	2.38	%(c)	3.09	%(d)	2.22%	1.59%

Portfolio turnover rate(f)	151%	162%		164%		167%	175%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	International Equity Insights Fund

	Service Shares

	Year Ended December 31,

	2024	2023		2022		2021	2020

Per Share Data

Net asset value, beginning of year	$8.90	$7.70		$9.20		$8.66	$8.23

Net investment income(a)	0.19 (b)	0.18	(c)	0.22	(d)	0.19	0.10

Net realized and unrealized gain (loss)	0.35	1.23		(1.48)		0.83	0.44

Total from investment operations	0.54	1.41		(1.26)		1.02	0.54

Distributions to shareholders from net investment income	(0.26)	(0.21)		(0.24)		(0.25)	(0.11)

Distributions to shareholders from net realized gains	(0.34)	–		–		(0.23)	–

Total distributions	(0.60)	(0.21)		(0.24)		(0.48)	(0.11)

Net asset value, end of year	$8.84	$8.90		$7.70		$9.20	$8.66

Total Return(e)	5.81%	18.43%		(13.72)%		11.81%	6.53%

Net assets, end of year (in 000’s)	$33,223	$37,682		$34,154		$44,372	$47,685

Ratio of net expenses to average net assets	1.06%	1.07%		1.09%		1.10%	1.12%

Ratio of total expenses to average net assets	1.34%	1.35%		1.25%		1.40%	1.61%

Ratio of net investment income to average net assets	1.98%	2.14	%(c)	2.74	%(d)	1.97%	1.30%

Portfolio turnover rate(f)	151%	162%		164%		167%	175%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.33% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.45% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.43	$8.34	$9.97	$9.27	$9.19

Net investment income(a)	0.12	0.11	0.13	0.11	0.12

Net realized and unrealized gain (loss)	1.39	0.93	(0.72)	2.09	0.24

Total from investment operations	1.51	1.04	(0.59)	2.20	0.36

Distributions to shareholders from net investment income	(0.14)	(0.16)	(0.13)	(0.13)	(0.12)

Distributions to shareholders from net realized gains	(1.18)	(0.79)	(0.91)	(1.37)	(0.16)

Total distributions	(1.32)	(0.95)	(1.04)	(1.50)	(0.28)

Net asset value, end of year	$8.62	$8.43	$8.34	$9.97	$9.27

Total Return(b)	17.10%	13.01%	(6.37)%	24.13%	3.97%

Net assets, end of year (in 000’s)	$85,065	$80,219	$145,165	$179,541	$160,076

Ratio of net expenses to average net assets	0.70%	0.71%	0.70%	0.69%	0.71%

Ratio of total expenses to average net assets	0.81%	0.79%	0.80%	0.79%	0.81%

Ratio of net investment income to average net assets	1.26%	1.33%	1.38%	1.08%	1.44%

Portfolio turnover rate(c)	57%	58%	46%	54%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Large Cap Value Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$8.44	$8.35	$9.98	$9.27	$9.19

Net investment income(a)	0.10	0.10	0.11	0.09	0.10

Net realized and unrealized gain (loss)	1.38	0.91	(0.72)	2.09	0.24

Total from investment operations	1.48	1.01	(0.61)	2.18	0.34

Distributions to shareholders from net investment income	(0.11)	(0.13)	(0.11)	(0.10)	(0.10)

Distributions to shareholders from net realized gains	(1.18)	(0.79)	(0.91)	(1.37)	(0.16)

Total distributions	(1.29)	(0.92)	(1.02)	(1.47)	(0.26)

Net asset value, end of year	$8.63	$8.44	$8.35	$9.98	$9.27

Total Return(b)	16.79%	12.71%	(6.57)%	23.93%	3.73%

Net assets, end of year (in 000’s)	$187,791	$200,479	$238,371	$307,721	$299,564

Ratio of net expenses to average net assets	0.93%	0.94%	0.93%	0.92%	0.94%

Ratio of total expenses to average net assets	1.06%	1.04%	1.05%	1.04%	1.06%

Ratio of net investment income to average net assets	1.03%	1.12%	1.15%	0.84%	1.21%

Portfolio turnover rate(c)	57%	58%	46%	54%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.99	$9.32	$13.05	$13.93	$11.50

Net investment loss(a)	(0.03)	(0.01)	(0.02)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	2.38	1.75	(3.38)	1.71	5.06

Total from investment operations	2.35	1.74	(3.40)	1.64	5.02

Distributions to shareholders from net realized gains	(1.37)	(0.07)	(0.33)	(2.52)	(2.59)

Net asset value, end of year	$11.97	$10.99	$9.32	$13.05	$13.93

Total Return(b)	20.48%	18.68%	(26.20)%	11.65%	44.33%

Net assets, end of year (in 000’s)	$1,768	$1,408	$1,132	$483	$151

Ratio of net expenses to average net assets	0.83%	0.83%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	1.13%	1.15%	1.20%	1.33%	1.23%

Ratio of net investment loss to average net assets	(0.22)%	(0.06)%	(0.16)%	(0.47)%	(0.34)%

Portfolio turnover rate(c)	73%	63%	59%	50%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Growth Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$10.21	$8.68	$12.20	$13.19	$11.00

Net investment loss(a)	(0.04)	(0.02)	(0.03)	(0.09)	(0.06)

Net realized and unrealized gain (loss)	2.21	1.62	(3.16)	1.62	4.84

Total from investment operations	2.17	1.60	(3.19)	1.53	4.78

Distributions to shareholders from net realized gains	(1.37)	(0.07)	(0.33)	(2.52)	(2.59)

Net asset value, end of year	$11.01	$10.21	$8.68	$12.20	$13.19

Total Return(b)	20.29%	18.45%	(26.30)%	11.48%	44.16%

Net assets, end of year (in 000’s)	$62,726	$60,854	$51,286	$76,986	$82,134

Ratio of net expenses to average net assets	0.98%	0.98%	0.98%	0.99%	1.01%

Ratio of total expenses to average net assets	1.38%	1.40%	1.51%	1.43%	1.48%

Ratio of net investment loss to average net assets	(0.37)%	(0.22)%	(0.36)%	(0.62)%	(0.50)%

Portfolio turnover rate(c)	73%	63%	59%	50%	71%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.01	$14.89	$19.53	$17.23	$16.22

Net investment income(a)	0.16	0.14	0.16	0.09	0.10

Net realized and unrealized gain (loss)	1.90	1.53	(1.98)	5.20	1.26

Total from investment operations	2.06	1.67	(1.82)	5.29	1.36

Distributions to shareholders from net investment income	(0.18)	(0.16)	(0.13)	(0.10)	(0.10)

Distributions to shareholders from net realized gains	(1.02)	(0.39)	(2.69)	(2.89)	(0.25)

Total distributions	(1.20)	(0.55)	(2.82)	(2.99)	(0.35)

Net asset value, end of year	$16.87	$16.01	$14.89	$19.53	$17.23

Total Return(b)	12.40%	11.42%	(9.99)%	30.95%	8.38%

Net assets, end of year (in 000’s)	$331,816	$326,257	$311,440	$383,315	$327,376

Ratio of net expenses to average net assets	0.84%	0.84%	0.83%	0.83%	0.84%

Ratio of total expenses to average net assets	0.84%	0.85%	0.85%	0.85%	0.90%

Ratio of net investment income to average net assets	0.96%	0.96%	0.89%	0.46%	0.68%

Portfolio turnover rate(c)	62%	92%	75%	63%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Mid Cap Value Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$16.21	$15.07	$19.73	$17.39	$16.37

Net investment income(a)	0.12	0.11	0.10	0.04	0.06

Net realized and unrealized gain (loss)	1.92	1.54	(1.99)	5.24	1.28

Total from investment operations	2.04	1.65	(1.89)	5.28	1.34

Distributions to shareholders from net investment income	(0.13)	(0.12)	(0.08)	(0.05)	(0.07)

Distributions to shareholders from net realized gains	(1.02)	(0.39)	(2.69)	(2.89)	(0.25)

Total distributions	(1.15)	(0.51)	(2.77)	(2.94)	(0.32)

Net asset value, end of year	$17.10	$16.21	$15.07	$19.73	$17.39

Total Return(b)	12.16%	11.11%	(10.23)%	30.57%	8.17%

Net assets, end of year (in 000’s)	$117,553	$122,734	$89,460	$169,283	$158,909

Ratio of net expenses to average net assets	1.08%	1.09%	1.08%	1.08%	1.09%

Ratio of total expenses to average net assets	1.09%	1.10%	1.10%	1.10%	1.14%

Ratio of net investment income to average net assets	0.71%	0.73%	0.56%	0.21%	0.39%

Portfolio turnover rate(c)	62%	92%	75%	63%	111%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023		2022		2021		2020

Per Share Data

Net asset value, beginning of year	$12.28	$10.40		$13.08		$13.51		$12.62

Net investment income(a)	0.07	0.08	(b)	0.07	(c)	0.05	(d)	0.05

Net realized and unrealized gain (loss)	2.37	1.92		(2.59)		3.17		1.03

Total from investment operations	2.44	2.00		(2.52)		3.22		1.08

Distributions to shareholders from net investment income	(0.14)	(0.12)		(0.04)		(0.08)		(0.03)

Distributions to shareholders from net realized gains	(1.14)	–		(0.12)		(3.57)		(0.16)

Total distributions	(1.28)	(0.12)		(0.16)		(3.65)		(0.19)

Net asset value, end of year	$13.44	$12.28		$10.40		$13.08		$13.51

Total Return(e)	19.05%	19.28%		(19.38)%		23.79%		8.56%

Net assets, end of year (in 000’s)	$114,090	$95,809		$87,877		$108,716		$84,887

Ratio of net expenses to average net assets	0.81%	0.82%		0.81%		0.81%		0.81%

Ratio of total expenses to average net assets	0.87%	0.87%		0.95%		0.93%		1.08%

Ratio of net investment income to average net assets	0.54%	0.75	%(b)	0.65	%(c)	0.34	%(d)	0.46%

Portfolio turnover rate(f)	158%	152%		163%		172%		147%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Small Cap Equity Insights Fund

	Service Shares

	Year Ended December 31,

	2024	2023		2022		2021		2020

Per Share Data

Net asset value, beginning of year	$12.12	$10.27		$12.93		$13.39		$12.51

Net investment income(a)	0.04	0.06	(b)	0.05	(c)	0.01	(d)	0.02

Net realized and unrealized gain (loss)	2.34	1.88		(2.58)		3.14		1.02

Total from investment operations	2.38	1.94		(2.53)		3.15		1.04

Distributions to shareholders from net investment income	(0.11)	(0.09)		(0.01)		(0.04)		–

Distributions to shareholders from net realized gains	(1.14)	–		(0.12)		(3.57)		(0.16)

Total distributions	(1.25)	(0.09)		(0.13)		(3.61)		(0.16)

Net asset value, end of year	$13.25	$12.12		$10.27		$12.93		$13.39

Total Return(e)	18.82%	18.95%		(19.64)%		23.50%		8.34%

Net assets, end of year (in 000’s)	$38,534	$27,827		$21,617		$22,114		$17,239

Ratio of net expenses to average net assets	1.06%	1.07%		1.06%		1.06%		1.06%

Ratio of total expenses to average net assets	1.12%	1.12%		1.20%		1.18%		1.33%

Ratio of net investment income to average net assets	0.29%	0.50	%(b)	0.43	%(c)	0.09	%(d)	0.22%

Portfolio turnover rate(f)	158%	152%		163%		172%		147%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.21% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.03 per share and 0.22% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.54	$9.20	$16.63	$15.43	$11.90

Net investment loss(a)	(0.02)	(0.01)	(0.01)	(0.05)	–(b)

Net realized and unrealized gain (loss)	4.08	3.84	(5.24)	3.46	4.79

Total from investment operations	4.06	3.83	(5.25)	3.41	4.79

Distributions to shareholders from net investment income	–	–	–	–	(0.01)

Distributions to shareholders from net realized gains	(1.21)	(0.49)	(2.18)	(2.21)	(1.25)

Total distributions	(1.21)	(0.49)	(2.18)	(2.21)	(1.26)

Net asset value, end of year	$15.39	$12.54	$9.20	$16.63	$15.43

Total Return(c)	32.37%	41.94%	(32.52)%	21.93%	40.37%

Net assets, end of year (in 000’s)	$191,210	$160,030	$122,077	$187,144	$167,930

Ratio of net expenses to average net assets	0.72%	0.75%	0.74%	0.73%	0.74%

Ratio of total expenses to average net assets	0.79%	0.79%	0.82%	0.79%	0.81%

Ratio of net investment loss to average net assets	(0.13)%	(0.06)%	(0.11)%	(0.27)%	(0.01)%

Portfolio turnover rate(d)	39%	47%	29%	20%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	Strategic Growth Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$12.40	$9.12	$16.55	$15.41	$11.91

Net investment loss(a)	(0.05)	(0.03)	(0.05)	(0.09)	(0.03)

Net realized and unrealized gain (loss)	4.03	3.80	(5.20)	3.44	4.78

Total from investment operations	3.98	3.77	(5.25)	3.35	4.75

Distributions to shareholders from net realized gains	(1.21)	(0.49)	(2.18)	(2.21)	(1.25)

Net asset value, end of year	$15.17	$12.40	$9.12	$16.55	$15.41

Total Return(b)	32.09%	41.65%	(32.68)%	21.56%	39.98%

Net assets, end of year (in 000’s)	$235,978	$206,721	$115,205	$262,782	$257,714

Ratio of net expenses to average net assets	0.97%	1.00%	0.99%	0.98%	0.99%

Ratio of total expenses to average net assets	1.04%	1.03%	1.07%	1.04%	1.06%

Ratio of net investment loss to average net assets	(0.38)%	(0.31)%	(0.38)%	(0.52)%	(0.24)%

Portfolio turnover rate(c)	39%	47%	29%	20%	45%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Institutional Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.53	$15.88	$20.06	$20.08	$17.93

Net investment income(a)	0.13	0.15	0.15	0.18	0.15

Net realized and unrealized gain (loss)	5.47	3.63	(4.10)	5.61	2.98

Total from investment operations	5.60	3.78	(3.95)	5.79	3.13

Distributions to shareholders from net investment income	(0.15)	(0.13)	(0.14)	(0.19)	(0.16)

Distributions to shareholders from net realized gains	(3.30)	–	(0.09)	(5.62)	(0.82)

Total distributions	(3.45)	(0.13)	(0.23)	(5.81)	(0.98)

Net asset value, end of year	$21.68	$19.53	$15.88	$20.06	$20.08

Total Return(b)	28.32%	23.81%	(19.74)%	29.41%	17.49%

Net assets, end of year (in 000’s)	$326,795	$279,958	$242,239	$317,468	$267,592

Ratio of net expenses to average net assets	0.56%	0.57%	0.56%	0.55%	0.56%

Ratio of total expenses to average net assets	0.70%	0.69%	0.72%	0.71%	0.75%

Ratio of net investment income to average net assets	0.57%	0.83%	0.86%	0.81%	0.85%

Portfolio turnover rate(c)	204%	201%	203%	206%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Year

	U.S. Equity Insights Fund

	Service Shares

	Year Ended December 31,

	2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of year	$19.71	$16.02	$20.23	$20.21	$18.04

Net investment income(a)	0.08	0.11	0.11	0.14	0.12

Net realized and unrealized gain (loss)	5.51	3.66	(4.13)	5.64	2.99

Total from investment operations	5.59	3.77	(4.02)	5.78	3.11

Distributions to shareholders from net investment income	(0.10)	(0.08)	(0.10)	(0.14)	(0.12)

Distributions to shareholders from net realized gains	(3.30)	–	(0.09)	(5.62)	(0.82)

Total distributions	(3.40)	(0.08)	(0.19)	(5.76)	(0.94)

Net asset value, end of year	$21.90	$19.71	$16.02	$20.23	$20.21

Total Return(b)	28.00%	23.59%	(19.90)%	29.11%	17.27%

Net assets, end of year (in 000’s)	$46,655	$43,631	$41,870	$61,849	$54,149

Ratio of net expenses to average net assets	0.77%	0.78%	0.77%	0.77%	0.77%

Ratio of total expenses to average net assets	0.95%	0.94%	0.97%	0.93%	1.00%

Ratio of net investment income to average net assets	0.36%	0.62%	0.64%	0.60%	0.63%

Portfolio turnover rate(c)	204%	201%	203%	206%	203%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Large Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Growth Fund	Institutional and Service	Diversified

Goldman Sachs Mid Cap Value Fund	Institutional and Service	Diversified

Goldman Sachs Small Cap Equity Insights Fund	Institutional and Service	Diversified

Goldman Sachs Strategic Growth Fund	Institutional and Service	Non-Diversified

Goldman Sachs U.S. Equity Insights Fund	Institutional and Service	Diversified

Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

51

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

52

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

53

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

International Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$27,763	$189,181	$—
Asia	1,104,104	25,703,852	—
Europe	5,870,247	47,458,077	—
North America	1,779,316	5,498,273	—
Oceania	96,507	8,373,219	—
Investment Company	81	—	—
Securities Lending Reinvestment Vehicle	1,041,900	—	—

Total	$9,919,918	$87,222,602	$—

Derivative Type

Assets
Futures Contracts(b)	$14,447	$—	$—

Liabilities
Futures Contracts(b)	$(17,027)	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$8,893,303	$—	$—
North America	263,737,632	—	—
Investment Company	2,137	—	—

Total	$272,633,072	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$958,908	$—	$—
North America	63,311,889	—	—
Investment Company	211,545	—	—

Total	$64,482,342	$—	$—

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$6,973,503	$—	$—
North America	440,081,575	—	—
Investment Company	1,607,866	—	—

Total	$448,662,944	$—	$—

54

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$107,378	$—	$—
Asia	1,136,340	—	—
Europe	627,861	—	—
North America	147,165,400	—	—
Investment Company	1,209,171	—	—
Securities Lending Reinvestment Vehicle	1,943,370	—	—

Total	$152,189,520	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(127,492)	$—	$—

Strategic Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$7,485,144	$—	$—
North America	416,853,724	—	—
Investment Company	2,883,077	—	—

Total	$427,221,945	$—	$—

U.S. Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$924,181	$—	$—
North America	369,425,529	—	—

Total	$370,349,710	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(89,456)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

55

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$14,447	Variation margin on futures contracts	$(17,027)

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(127,492)

U.S. Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(89,456)

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Insights Fund

Risk			Net Change in
	Statement of Operations	Net Realized Gain (Loss)	Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$94,010	$(14,910)

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	312,616	(265,577)

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	13,585	(89,456)

56

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended December 31, 2024, the relevant values for each derivative type were as follows:

Average number of
Contracts(a)

Fund	Futures Contracts

International Equity Insights Fund	18

Small Cap Equity Insights Fund	20

U.S. Equity Insights Fund	8

(a)

Amounts disclosed represent average number of contracts for future contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

International Equity Insights Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.78%*

Large Cap Value Fund	0.72	0.65	0.62	0.60	0.59	0.72	0.68 *

Mid Cap Growth Fund	0.87	0.87	0.78	0.74	0.73	0.87	0.81 *

Mid Cap Value Fund	0.77	0.77	0.69	0.66	0.65	0.77	0.77

Small Cap Equity Insights Fund	0.70	0.70	0.63	0.60	0.59	0.70	0.70

Strategic Growth Fund	0.71	0.64	0.61	0.59	0.58	0.71	0.69 *

U.S. Equity Insights Fund	0.62	0.59	0.56	0.55	0.54	0.62	0.54 *

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve effective net management fee rates of 0.78%, 0.68%, 0.81%, 0.68% and 0.54% of International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Strategic Growth Fund and U.S. Equity Insights Fund, respectively. These arrangements will remain in effect through at least April 29, 2025 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. Prior to April 29, 2024, GSAM agreed to waive a portion of its management fee in order to achieve effective net management fee rate of 0.79% of the International Equity Insight Fund. Prior to April 29, 2024, the Strategic Growth Fund did not have management fee waivers.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the fiscal year ended December 31, 2024, with respect to the Funds’ investments in an affiliated Underlying Fund GSAM waived $13, $1,678, $1,387, $3,807, $1,938 and $2,720 of the International Equity Insights Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Equity Insights Fund and Strategic Growth Fund management fees, respectively.

57

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. For the fiscal year ended December 31, 2024 for the U.S. Equity Insights Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.21% of average daily net assets attributable to Service Shares. For the fiscal year ended December 31, 2024 for the Mid Cap Growth Fund, Goldman Sachs agreed to waive distribution and services fees so as not to exceed an annual rate of 0.15% of average daily net assets attributable to Service Shares. These distribution and service fee waivers will remain in place through at least April 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive its transfer agency fee attributable to the Service Shares of the Large Cap Value Fund. This arrangement will remain in place through at least April 29, 2025, and prior to such date Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds are 0.004%, 0.004%, 0.004%, 0.054%, 0.094%, 0.004% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 29, 2024, the Other Expense limitation was 0.014% for Strategic Growth Fund. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Transfer Agency	Distribution and	Other Expense	Total Expense
Fund	Fee Waiver	Waiver/Credits	Service Fee Waiver	Reimbursements	Reductions

International Equity Insights Fund	$28,314	$–	$–	$270,470	$298,784

Large Cap Value Fund	115,476	39,828	–	194,935	350,239

Mid Cap Growth Fund	38,955	–	61,106	149,756	249,817

Mid Cap Value Fund	3,807	–	–	—	3,807

Small Cap Equity Insights Fund	1,938	–	–	82,430	84,368

Strategic Growth Fund	84,458	–	–	191,770	276,228

U.S. Equity Insights Fund	283,470	–	18,425	207,660	509,555

E. Line of Credit Facility — As of December 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

58

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

F. Other Transactions with Affiliates — For the fiscal year ended December 31, 2024, Goldman Sachs earned $8,908, $5,063, $1,650 and $840 in brokerage commissions from portfolio transactions, on behalf of the Large Cap Value, Mid Cap Growth, Mid Cap Value, and Strategic Growth Funds, respectively.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended December 31, 2024:

International Equity Insights Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$824	$1,025,396	$(1,026,139)	$81	81	$364

Large Cap Value Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	570,736	41,083,499	(41,652,098)	2,137	2,137	49,647

Mid Cap Growth Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	342,086	17,993,689	(18,124,230)	211,545	211,545	43,849

Mid Cap Value Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	5,349,937	51,021,043	(54,763,114)	1,607,866	1,607,866	117,971

Small Cap Equity Insights Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	2,158,240	24,189,845	(25,138,914)	1,209,171	1,209,171	61,392

Strategic Growth Fund

	Beginning value
	as of December			Ending value as of	Shares as of
Underlying Fund	31, 2023	Purchases at Cost	Proceeds from Sales	December 31, 2024	December 31, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,762,689	61,520,091	(62,399,703)	2,883,077	2,883,077	84,084

As of December 31, 2024, The Goldman Sachs Group was the beneficial owner of approximately 5% of Institutional shares of the Goldman Sachs Mid Cap Growth Fund.

59

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchases	Sales

International Equity Insights Fund	$157,071,344	$ 167,640,589

Large Cap Value Fund	161,689,755	210,497,677

Mid Cap Growth Fund	44,826,333	54,444,804

Mid Cap Value Fund	281,773,145	326,126,107

Small Cap Equity Insights Fund	220,404,416	213,294,963

Strategic Growth Fund	152,431,028	203,036,232

U.S. Equity Insights Fund	713,530,855	749,594,772

7. SECURITIES LENDING

The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights

60

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

7. SECURITIES LENDING (continued)

are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended December 31, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Fiscal Year ended December 31, 2024
			Amounts Payable to
	Earnings of GSAL	Amounts Received	Goldman Sachs
	Relating to	by the Funds	Upon Return of
	Securities	from Lending to	Securities Loaned as of
Fund	Loaned	Goldman Sachs	December 31, 2024

International Equity Insights Fund	$254	$—	$—

Small Cap Equity Insights Fund	4,558	—	—

U.S. Equity Insights Fund	51	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the fiscal year ended December 31, 2024.

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2023	at Cost	from Sales	of December 31, 2024

International Equity Insights Fund	$46,704	$1,892,470	$(897,274)	$1,041,900

Large Cap Value Fund	—	5,361,288	(5,361,288)	—

Mid Cap Growth Fund	423,829	3,537,508	(3,961,337)	—

Mid Cap Value Fund	3,873,716	23,479,961	(27,353,677)	—

Small Cap Equity Insights Fund	802,485	20,013,210	(18,872,325)	1,943,370

Strategic Growth Fund	2,531,958	2,591,008	(5,122,966)	—

U.S. Equity Insights Fund	—	3,494,275	(3,494,275)	—

8. TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2024 were as follows:

	International Equity	Large Cap Value	Mid Cap Growth		Small Cap Equity
	Insights Fund	Fund	Fund	Mid Cap Value Fund	Insights Fund

Distributions paid from:

Ordinary Income	$2,943,384	$12,931,970	$1,311,145	$13,899,535	$1,631,550

Long-term capital gains	3,534,018	23,452,988	6,051,105	16,009,343	11,620,975

Total taxable distributions	$6,477,402	$36,384,958	$7,362,250	$29,908,878	$13,252,525

61

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

8. TAX INFORMATION (continued)

	Strategic Growth	U.S. Equity Insights
	Fund	Fund

Distributions paid from:

Ordinary Income	$7,426,194	$42,060,058

Long-term capital gains	24,407,479	9,642,237

Total taxable distributions	$31,833,673	$51,702,295

The tax character of distributions paid during the year ended December 31, 2023 were as follows:

	International Equity	Large Cap Value	Mid Cap Growth		Small Cap Equity
	Insights Fund	Fund	Fund	Mid Cap Value Fund	Insights Fund

Distributions paid from:

Ordinary Income	$2,571,490	$8,407,577	$—	$3,812,681	$1,098,759

Long-term capital gains	—	19,654,854	389,909	10,005,084	—

Total taxable distributions	$2,571,490	$28,062,431	$389,909	$13,817,765	$1,098,759

	Strategic Growth	U.S. Equity Insights
	Fund	Fund

Distributions paid from:

Ordinary Income	$2,252,217	$1,982,893

Long-term capital gains	11,786,983	—

Total taxable distributions	$14,039,200	$1,982,893

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	International
	Equity Insights	Large Cap Value	Mid Cap Growth	Mid Cap Value
	Fund*	Fund	Fund	Fund

Undistributed ordinary income — net	$126,392	$510,230	$2,902,582	$5,127,084

Undistributed long-term capital gains	936,357	4,220,807	1,192,096	5,935,618

Total undistributed earnings	$1,062,749	$4,731,037	$4,094,678	$11,062,702

Timing differences — (Real Estate Investment Trusts, late year ordinary loss deferral, and post October loss deferral)	—	(36,468)	—	214,392

Unrealized gains (losses) — net	3,831,024	66,428,420	14,214,715	83,812,260

Total accumulated earnings (losses) — net	$4,893,773	$71,122,989	$18,309,393	$95,089,354

62

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

8. TAX INFORMATION (continued)

	Small Cap Equity Insights Fund*	Strategic Growth Fund	U.S. Equity Insights Fund

Undistributed ordinary income — net	$2,529,805	$3,845,930	$8,970,768

Undistributed long-term capital gains	1,759,882	12,259,843	4,700,255

Total undistributed earnings	$4,289,687	$16,105,773	$13,671,023

Timing differences — (Real Estate Investment Trusts and post October loss deferral)	53,655	(4)	—

Unrealized gains (losses) — net	10,846,318	258,939,885	106,038,452

Total accumulated earnings (losses) — net	$15,189,660	$275,045,654	$119,709,475

* The International Equity Insights and Small Cap Equity Insights Funds Utilized 7,012,126, and 10,648,183 of capital losses in the current year, respectively.

As of December 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity
	Insights Fund	Large Cap Value Fund	Mid Cap Growth Fund

Tax Cost	$93,274,365	$206,204,250	$50,267,627

Gross unrealized gain	9,123,691	72,502,907	16,345,139

Gross unrealized loss	(5,292,667)	(6,074,487)	(2,130,424)

Net unrealized gain (loss)	$3,831,024	$66,428,420	$14,214,715

		Small Cap Equity
	Mid Cap Value Fund	Insights Fund	Strategic Growth Fund

Tax Cost	$364,850,684	$141,215,711	$168,281,903

Gross unrealized gain	97,163,793	22,613,073	261,634,001

Gross unrealized loss	(13,351,533)	(11,766,755)	(2,694,116)

Net unrealized gain (loss)	$83,812,260	$10,846,318	$258,939,885

U.S. Equity Insights
Fund

Tax Cost	$264,221,802

Gross unrealized gain	117,132,131

Gross unrealized loss	(11,093,679)

Net unrealized gain (loss)	$106,038,452

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

The Mid Cap Growth Fund reclassified $1,612 from paid-in-capital to distributable earnings. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded on the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from net operating losses.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

63

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

11. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Insights Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	306,482	$2,913,239	639,858	$5,219,587

Reinvestment of distributions	475,376	4,359,207	204,169	1,735,435

Shares redeemed	(995,179)	(9,393,442)	(975,499)	(8,244,985)

	(213,321)	(2,120,996)	(131,472)	(1,289,963)

Service Shares

Shares sold	258,995	2,427,423	983,126	8,214,040

Reinvestment of distributions	229,739	2,118,195	97,899	836,056

Shares redeemed	(962,763)	(9,184,184)	(1,283,597)	(10,636,093)

	(474,029)	(4,638,566)	(202,572)	(1,585,997)

NET DECREASE IN SHARES	(687,350)	$(6,759,562)	(334,044)	$(2,875,960)

	Large Cap Value Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	590,812	$5,454,648	470,506	$3,979,459

Reinvestment of distributions	1,260,478	11,419,934	1,013,594	8,159,428

Shares redeemed	(1,503,373)	(13,970,849)	(9,369,532)	(80,837,315)

	347,917	2,903,733	(7,885,432)	(68,698,428)

Service Shares

Shares sold	119,393	1,099,864	1,272,592	10,809,931

Reinvestment of distributions	2,749,452	24,965,024	2,469,355	19,903,003

Shares redeemed	(4,878,616)	(45,349,975)	(8,547,313)	(73,413,769)

	(2,009,771)	(19,285,087)	(4,805,366)	(42,700,835)

NET DECREASE IN SHARES	(1,661,854)	$(16,381,354)	(12,690,798)	$(111,399,263)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	29,601	$340,916	7,630	$75,000

Reinvestment of distributions	14,182	183,376	826	8,516

Shares redeemed	(24,149)	(276,573)	(1,848)	(19,397)

	19,634	247,719	6,608	64,119

Service Shares

Shares sold	423,473	4,528,965	1,487,928	13,856,487

Reinvestment of distributions	603,774	7,178,874	39,811	381,394

Shares redeemed	(1,290,465)	(14,184,009)	(1,478,625)	(13,533,648)

	(263,218)	(2,476,170)	49,114	704,233

NET INCREASE (DECREASE) IN SHARES	(243,584)	$(2,228,451)	55,722	$768,352

	Mid Cap Value Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1,232,116	$21,006,206	1,087,704	$16,521,129

Reinvestment of distributions	1,239,405	22,346,482	716,251	10,908,507

Shares redeemed	(3,179,541)	(54,305,638)	(2,344,362)	(35,660,701)

	(708,020)	(10,952,950)	(540,407)	(8,231,065)

Service Shares

Shares sold	228,427	3,968,446	10,020,732	155,911,471

Reinvestment of distributions	413,472	7,562,396	188,546	2,909,257

Shares redeemed	(1,335,992)	(23,186,989)	(8,576,722)	(127,280,145)

	(694,093)	(11,656,147)	1,632,556	31,540,583

NET INCREASE (DECREASE) IN SHARES	(1,402,113)	$(22,609,097)	1,092,149	$23,309,518

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1,314,235	$18,193,349	790,133	$8,849,615

Reinvestment of distributions	686,940	9,967,498	77,874	893,220

Shares redeemed	(1,315,237)	(17,803,778)	(1,516,093)	(16,664,420)

	685,938	10,357,069	(648,086)	(6,921,585)

Service Shares

Shares sold	774,701	10,706,596	436,916	4,764,221

Reinvestment of distributions	229,562	3,285,027	18,141	205,539

Shares redeemed	(390,842)	(5,248,669)	(264,510)	(2,897,264)

	613,421	8,742,954	190,547	2,072,496

NET INCREASE (DECREASE) IN SHARES	1,299,359	$19,100,023	(457,539)	$(4,849,089)

	Strategic Growth Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	437,949	$6,140,517	656,479	$7,335,814

Reinvestment of distributions	914,283	14,116,534	509,674	6,080,406

Shares redeemed	(1,687,991)	(24,085,712)	(1,682,938)	(18,954,996)

	(335,759)	(3,828,661)	(516,785)	(5,538,776)

Service Shares

Shares sold	1,674,997	23,573,525	8,395,060	86,336,595

Reinvestment of distributions	1,164,070	17,717,138	674,474	7,958,794

Shares redeemed	(3,946,733)	(55,977,456)	(5,034,990)	(54,512,064)

	(1,107,666)	(14,686,793)	4,034,544	39,783,325

NET INCREASE (DECREASE) IN SHARES	(1,443,425)	$(18,515,454)	3,517,759	$34,244,549

	U.S. Equity Insights Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	830,157	$18,611,634	961,566	$16,446,636

Reinvestment of distributions	2,048,720	45,338,169	95,934	1,793,960

Shares redeemed	(2,137,416)	(47,602,217)	(1,984,079)	(34,900,675)

	741,461	16,347,586	(926,579)	(16,660,079)

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GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Notes to Financial Statements (continued) December 31, 2024

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Fiscal Year Ended		For the Fiscal Year Ended
	December 31, 2024		December 31, 2023

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	101,127	$2,256,629	35,747	$626,611

Reinvestment of distributions	284,621	6,364,127	10,012	188,933

Shares redeemed	(469,429)	(10,554,225)	(446,132)	(7,861,997)

	(83,681)	(1,933,469)	(400,373)	(7,046,453)

NET INCREASE (DECREASE) IN SHARES	657,780	$14,414,117	(1,326,952)	$(23,706,532)

68

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs International Equity Insights Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund and Goldman Sachs U.S. Equity Insights Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs International Equity Insights Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Strategic Growth Fund and Goldman Sachs U.S. Equity Insights Fund (seven of the funds constituting Goldman Sachs Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

69

Goldman Sachs Variable Insurance Trust — Tax Information (Unaudited)

For the year ended December 31, 2024, 0.27%, 43.96%, 7.04%, 39.15%, 32.84%, 24.48%, and 9.01% of the dividends paid from net investment company taxable income by the International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds, respectively, qualify for the dividends received deduction available to corporations.

Pursuant to Section 852 of the Internal Revenue Code, International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth, and U.S. Equity Insights Funds designate $3,534,018, $23,452,988, $6,051,105, $16,009,343, $11,620,975, $24,407,479, and $9,642,237 respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2024.

For the year end December 31, 2024, the International Equity Insights Fund has elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the International Equity Insights Fund from sources within foreign countries and possessions of the United States was $0.2519 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the Fund during the year ended December 31, 2024, from foreign sources was 88.52%. The total amount of foreign taxes paid by the Fund was $0.0285 per share.

70

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York New York 10282 © 2025 Goldman Sachs. All rights reserved. VITEQTYAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025